United States
Securities And Exchange Commission
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-8056

Praxis Mutual Funds
(Exact name of registrant as specified in charter)

P.O. Box 483
Goshen, IN 46527
 (Address of principal executive offices) (Zip code)

Anthony Zacharski, Dechert LLP
200 Clarendon Street, 27th Floor
Boston, MA 02116
(Name and address of agent for service)

Registrant's telephone number, including area code: (513) 878-4066

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Semi-Annual Report

Praxis Mutual Funds	Class A	Class I
Intermediate Income Fund	MIIAX	MIIIX
Core Stock Fund	MMPAX	MMCSX
International Fund	MPIAX	MPIIX
International Index Fund	MPLAX	MPLIX
Value Index Fund	MVIAX	MVIIX
Growth Index Fund	MGNDX	MMDEX
Small Cap Fund	MMSCX	MMSIX

Praxis Genesis Portfolios	Class A
Conservative Portfolio	MCONX
Balanced Portfolio	MBAPX
Growth Portfolio	MGAFX

Table of Contents

Message from the President		3
3	President’s letter
5	Performance review

Schedule of portfolio investments		7
7	Praxis Intermediate Income Fund
12	Praxis Core Stock Fund
14	Praxis International Fund
17	Praxis International Index Fund
26	Praxis Value Index Fund
30	Praxis Growth Index Fund
34	Praxis Small Cap Fund
36	Praxis Genesis Conservative Portfolio
37	Praxis Genesis Balanced Portfolio
38	Praxis Genesis Growth Portfolio

Financial statements		39
39	Statements of Assets and Liabilities
42	Statements of Operations
45	Statements of Changes in Net Assets

Financial Highlights		48
48	Praxis Intermediate Income Fund
49	Praxis Core Stock Fund
50	Praxis International Fund
51	Praxis International Index Fund
52	Praxis Value Index Fund
53	Praxis Growth Index Fund
54	Praxis Small Cap Fund
55	Praxis Genesis Conservative Portfolio
56	Praxis Genesis Balanced Portfolio
57	Praxis Genesis Growth Portfolio
Notes to Financial Statements		58

Additional Fund information		74

Message from the President

Dear Praxis Shareholder:

Throughout the first two quarters of 2011, the equities markets continued to experience volatility driven by unemployment numbers, federal debt discussions, unrest in the Middle East, and numerous other issues impacting our complex economy. However, equities markets showed positive gains during this period. As it was one year ago, the question remains: “Is the recovery sustainable?” Until there are clearer signs that, in fact, the recovery will continue, volatility will be a part of the investment experience.

We’re pleased with the introduction of the Praxis International Index Fund, launched on December 31, 2010. The Fund, which is managed by Aperio Group LLC, draws investments from companies domiciled in the developed markets of Europe, Australia and the Far East, and 21 emerging markets. The International Index Fund Class A Shares (without load) rose 1.7 percent for the period ending June 30, 2011, with its benchmark, MSCI All Country World ex-U.S. Index, rising 3.80 percent for the same period.

During the first six months of 2011, domestic equities – as measured by the Standard & Poor’s 500 Index – rose 6.02 percent. The Praxis Core Stock Fund Class A shares (without load) underperformed its benchmark and was up 0.95 percent. Over the same period, the Class A shares (without load) of the Praxis Value Index Fund rose by 4.03 percent, and underperformed its benchmark, the MSCI Prime Market Value Index (which rose 6.45 percent). The Class A shares (without load) of the Praxis Growth Index Fund rose by 4.97 percent, while its benchmark (the MSCI Prime Market Growth Index) rose by 6.01 percent. The Class A shares (without load) of the Praxis Small Cap Fund rose by 15.08 percent and outperformed its benchmark, the Russell 2000 Index, which rose by 6.21 percent.

The international equity benchmark MSCI EAFE Index rose 4.98 percent for the six-month period ending June 30, 2011. The Praxis International Fund Class A shares (without load) underperformed its benchmark over the same period, rising 2.53 percent.

The Praxis Intermediate Income Fund continued to provide positive returns. For the six-month period ending June 30, 2011, the Class A shares (without load) posted a gain of 2.67 percent. The three-year annualized returns were 7.18 percent and the five-year annualized returns were 6.61 percent. This Fund’s benchmark, Barclay’s Capital U.S. Aggregate Bond Index, returned 6.52 percent over the same five-year period.

The Praxis Genesis Portfolios, offering three “fund-of-funds” allocation models, continue to be popular with our investors who desire a fund that is based on risk tolerance levels. The Class A shares (without load) of the Conservative Allocation Fund rose 2.93 percent during the first six months of the year, outperforming its benchmark, the Barclay’s Capital U.S. Aggregate Bond Index, which rose 2.72 percent. The Class A shares (without load) of the Balanced Allocation Fund (up 3.76 percent) and the Class A shares (without load) of the Growth Allocation Fund (up 4.30 percent) both underperformed their benchmark, the Russell 3000 Index, which rose 6.35% during the period. As of June 30, 2011, over $82 million had been invested in one of the three portfolios. The Genesis Portfolios have lower minimum investment requirements than our individual Funds.

Praxis Mutual Funds continue to focus our shareholder advocacy efforts around issues of modern slavery and food and water sustainability, such as:

•	Eradicating child slavery in the cocoa fields of West Africa, through dialogues with Hershey’s1 and Kraft2, two of the world’s largest chocolate makers.

•
Curtailing the conflict mineral trade in the Democratic Republic of the Congo, by actively commenting on guidelines being issued by the Securities and Exchange Commission and building awareness with companies and consumers. This brutal trade, often based on forced labor, provides metals critical to the production of laptops, cell phones and other electronics.

•
Confronting child sex trafficking in the global tourism industry, where hotels, airlines and travel agencies become unwitting partners in these heinous activities. Praxis was involved in helping Delta Air Lines3 become the first U.S. airline to sign the Code of Conduct for the Protection of Children from Sexual Exploitation in Travel and Tourism.

•
Addressing environmental concerns related to hydraulic fracturing, a process to release natural gas from shale rock using high pressure water, chemicals and particles. As our world faces increasing demands for energy, Praxis is working with companies to ensure appropriate operating standards, due diligence and community disclosure adherence.

•
Engaging BP4 in the aftermath of the 2010 oil spill, as part of an international coalition of institutional investors. BP has committed to high-level engagement with shareholders, including a meeting with BP’s chairman in the fall of 2011.

Our activities at Praxis Mutual Funds remain focused on providing solid returns to our shareholders and, at the same time, fulfilling our mission as a faith-based mutual fund family by being actively engaged in shareholder advocacy and community development investing.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. These performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance information current to the most recent month end, please visit www.praxismutualfunds.com.

Message from the President (continued)

Thank you for being an investor with Praxis Mutual Funds. We strive to be good stewards of the resources you’ve entrusted to us.

Sincerely,

David C. Gautsche
President
Praxis Mutual Funds

1As of June 30, 2011, the Praxis Growth Index Fund held 0.24 percent of its assets in the Hershey Company.
2As of June 30, 2011, the Praxis Core Stock Fund held 1.80 percent and the Praxis Value Index Fund held 1.17 percent of its assets in Kraft Foods.
3As of June 30, 2011, the Praxis Growth Index Fund held 0.06 percent and the Praxis Value Index Fund held 0.11 percent of its assets in Delta Air Lines.
4As of June 30, 2011, the Praxis International Fund held 1.24 percent, the Praxis Intermediate Income Fund held 0.43 percent, and the Praxis International Index Fund held 0.92 percent of its assets in BP.

Fund holdings are subject to change. To obtain holdings as of the most previous quarter, visit www.praxismutualfunds.com.

Praxis Mutual Funds are advised by Everence Capital Management and distributed through FINRA member BHIL Distributors, Inc.

The views expressed are those of the President of the Praxis Mutual Funds as of June 30, 2011, are subject to change, and may differ from the views of other portfolio managers or the firm as a whole. These opinions are not intended to be a forecast of future events, a guarantee of future results, or investment advice. All data referenced are from sources deemed to be reliable but cannot be guaranteed. Securities and sectors referenced should not be construed as a solicitation or recommendation or be used as the sole basis for any investment decision.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. These performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance information current to the most recent month end, please visit www.praxismutualfunds.com.

Performance

We are pleased to provide this 2011 mid-year update for the Praxis Mutual Funds. The following tables summarize the performance of the Praxis Mutual Funds as of June 30, 2011.

				Annualized
		Six	One	Three	Five	Ten
		Month	Year	Year	Year	Year	Since		Expense
	NAV	Ended	Ended	Ended	Ended	Ended	Inception	Inception	Ratio***
	6/30/11	6/30/11	6/30/11	6/30/11	6/30/11	6/30/11	6/30/11	Date	Gross / Net
Intermediate Income
Class A (No Load)	10.53	2.67%	3.96%	7.18%	6.61%	5.31%	5.27%	1/4/94	1.17%	0.99%
Class A*	10.53	-1.22%	0.06%	5.81%	5.80%	4.91%	5.04%	1/4/94
Class I**	10.50	2.98%	4.39%	7.55%	6.94%	5.47%	5.32%	5/1/06	0.59%	0.59%
Barclays Capital Aggregate Bond Index (1)		2.72%	3.90%	6.46%	6.52%	5.74%
Core Stock
Class A (No Load)	12.72	0.95%	21.37%	-0.45%	-1.04%	0.05%	4.82%	1/4/94	1.74%	1.74%
Class A*	12.72	-4.36%	15.01%	-2.23%	-2.10%	-0.49%	4.50%	1/4/94
Class I**	12.84	1.34%	22.28%	0.11%	-0.56%	0.30%	4.91%	5/1/06	0.94%	0.94%
S&P 500 Index (2)		6.02%	30.69%	3.34%	2.94%	2.72%
International Fund
Class A (No Load)	11.34	2.53%	29.46%	-3.66%	-0.38%	2.46%	3.18%	4/1/97	2.12%	2.12%
Class A*	11.34	-2.83%	22.61%	-5.36%	-1.45%	1.90%	2.79%	4/1/97
Class I**	11.42	2.98%	30.65%	-3.03%	0.16%	2.74%	3.31%	5/1/06	1.13%	1.13%
MSCI EAFE Index (3)		4.98%	30.36%	-1.77%	1.48%	5.66%
International Index Fund
Class A (No Load)	10.17	1.70%	n/a	n/a	n/a	n/a	1.70%	12/31/10	1.67%	1.65%
Class A*	10.17	-3.60%	n/a	n/a	n/a	n/a	-3.60%	12/31/10
Class I	10.20	2.00%	n/a	n/a	n/a	n/a	2.00%	12/31/10	0.96%	0.96%
MSCI All Country World Index ex-US (4)		3.80%	n/a	n/a	n/a	n/a	3.80%
Value Index Fund
Class A (No Load)	8.28	4.03%	23.54%	1.68%	-1.62%	0.60%	0.36%	5/1/01	1.38%	1.38%
Class A*	8.28	-1.43%	16.97%	-0.15%	-2.68%	0.06%	-0.17%	5/1/01
Class I**	8.26	4.42%	24.54%	2.25%	-1.18%	0.79%	0.53%	5/1/06	0.50%	0.50%
MSCI US Prime Market Value Index (5)		6.45%	28.76%	2.98%	1.46%	4.12%

Past Performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth less than original cost. These performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance information current to the most recent month end, please visit www.praxismutualfunds.com.
* The total return figures shown reflect the maximum sales charge applicable to Class A for each Fund
** Class I Shares of the Intermediate, Core Stock, International and Value Index Funds were not in existence prior to 5/1/06. Class I Share performance calculated for any period prior to 5/1/06 is based on the performance of Class B Shares since inception of 1/4/94 and has been adjusted to reflect differences in sales charges and expenses between the classes. The Class B Shares were exchanged into Class A Shares on August 17, 2009.
The total returns shown reflect any expenses that were contractually or voluntarily reduced, reimbursed or paid by any party during the periods presented. In such instance, and without this activity, the total returns would have been lower.
*** Reflects the expense ratios as reported in the Prospectus dated May 1, 2011. For certain funds, as indicated in the difference between the gross and net expense ratio, contractual fee waivers are in effect from May 1, 2011 through April 30, 2012 for Class A.

(1)
Barclay’s Capital Aggregate Bond Index is an unmanaged index composed of the Barclay’s Capital Government/Credit Index and the Barclay’s Capital Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities, and is intended to be generally representative of the bond market as a whole.

(2)	The S&P 500 Index (the “S&P 500 Index”) is a widely recognized, unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.
(3)	The MSCI EAFE Index is a widely recognized, unmanaged index composed of a sample of companies’ representative of the developed markets throughout the world, excluding the United States and Canada.
(4)
MSCI All Country World Index ex-US is a market-capitalization-weighted index designed to provide a broad measure of stock performance throughout the world, with the exception of U.S based companies. The index includes both developed and emerging markets.

(5)
The MSCI US Prime Market Value Index represents the value companies of the MSCI US Prime Market 750 Index. (The MSCI US Prime Market 750 Index represents the universe of large and medium capitalization companies in the US equity market). The MSCI US Prime Market Value Index is a subset of the MSCI US Prime Market 750 Index.

Performance (continued)

				Annualized
		Six	One	Three	Five	Ten
		Month	Year	Year	Year	Year	Since		Expense
	NAV	Ended	Ended	Ended	Ended	Ended	Inception	Inception	Ratio**
	6/30/11	6/30/11	6/30/11	6/30/11	6/30/11	6/30/11	6/30/11	Date	Gross / Net
Growth Index Fund
Class A (No Load)	10.35	4.97%	29.86%	3.23%	n/a	n/a	0.97%	5/1/07	2.68%	1.10%
Class A*	10.35	-0.58%	23.07%	1.40%	n/a	n/a	-0.32%	5/1/07
Class I	10.38	5.27%	30.67%	3.63%	n/a	n/a	1.30%	5/1/07	0.58%	0.58%
MSCI US Prime Market Growth Index (6)		6.01%	34.78%	4.37%	n/a	n/a	2.67%

Small Cap Fund
Class A (No Load)	11.46	15.08%	53.90%	9.97%	n/a	n/a	3.30%	5/1/07	2.80%	1.70%
Class A*	11.46	9.05%	45.86%	8.00%	n/a	n/a	1.99%	5/1/07
Class I	11.60	15.31%	54.67%	10.36%	n/a	n/a	3.65%	5/1/07	1.09%	1.09%
Russell 2000 Index (7)		6.21%	37.41%	7.77%	n/a	n/a	1.72%

Genesis Conservative Portfolio
Class A (No Load)	10.76	2.93%	10.75%	n/a	n/a	n/a	7.48%	12/31/09	1.64%	1.32%
Class A*	10.76	-2.52%	4.95%	n/a	n/a	n/a	3.70%	12/31/09
Barclays Capital Aggregate Bond Index (1)		2.72%	3.90%	n/a	n/a	n/a	6.17%
Composite Benchmark (8)		3.74%	11.97%	n/a	n/a	n/a	8.53%
Genesis Balanced Portfolio
Class A (No Load)	11.28	3.76%	19.04%	n/a	n/a	n/a	9.83%	12/31/09	1.68%	1.42%
Class A*	11.28	-1.73%	12.82%	n/a	n/a	n/a	5.96%	12/31/09
Russell 3000 Index (9)		6.35%	32.36%	n/a	n/a	n/a	14.52%
Composite Benchmark (10)		4.73%	20.64%	n/a	n/a	n/a	10.94%
Genesis Growth Portfolio
Class A (No Load)	11.64	4.30%	24.83%	n/a	n/a	n/a	11.39%	12/31/09	2.00%	1.49%
Class A*	11.64	-1.19%	18.29%	n/a	n/a	n/a	7.47%	12/31/09
Russell 3000 Index (9)		6.35%	32.36%	n/a	n/a	n/a	14.52%
Composite Benchmark (11)		5.38%	26.62%	n/a	n/a	n/a	12.38%

Past Performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth less than original cost. These performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance information current to the most recent month end, please visit www.praxismutualfunds.com.

* The total return figures shown reflect the maximum sales charge applicable to Class A for each Fund
The total returns shown reflect any expenses that were contractually or voluntarily reduced, reimbursed or paid by any party during the periods presented. In such instance, and without this activity, the total returns would have been lower.
** Reflects the expense ratios as reported in the Prospectus dated May 1, 2011. For certain funds, as indicated in the difference between the gross and net expense ratio, contractual fee waivers are in effect from May 1, 2011 through April 30, 2012 for Class A.

(6)
The MSCI US Prime Market Growth Index represents the growth companies of the MSCI US Prime Market 750 Index. (The MSCI US Prime Market 750 Index represents the universe of large and medium capitalization companies in the US equity market). The MSCI US Prime Market Growth Index is a subset of the MSCI US Prime Market 750 Index.

(7)
The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

(8)
The Composite Benchmark is comprised of unmanaged indices that correspond to the Portfolio’s model allocation and consists of the Barclay’s Capital Aggregate Bond Index (70%), the MSCI EAFE Index (7.50%), the Russell 1000 Index (2.50%) and the Russell 2000 Index (20%).

(9)	The Russell 3000 Index is a widely recognized unmanaged market capitalization-weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization.
(10)
The Composite Benchmark is comprised of unmanaged indices that correspond to the Portfolio’s model allocation and consists of the Barclay’s Capital Aggregate Bond Index (40%), the MSCI EAFE Index (15%), the Russell 1000 Index (35%) and the Russell 2000 Index (10%).

(11)
The Composite Benchmark is comprised of unmanaged indices that correspond to the Portfolio’s model allocation and consists of the Barclay’s Capital Aggregate Bond Index (20%), the MSCI EAFE Index (20%), the Russell 1000 Index (45%) and the Russell 2000 Index (15%).

Schedule of portfolio investments
Praxis Intermediate Income Fund	June 30, 2011 (Unaudited)

	PRINCIPAL	FAIR
	AMOUNT	VALUE
ASSET BACKED SECURITIES—1.4%
Cabela’s Master Credit Card Trust, 0.80%,
6/17/19+(a)	$1,000,000	$1,000,000
GTP Acquisition Partners I LLC, 4.35%,
6/15/16(a)	333,000	334,652
Hyundai Auto Receivables Trust, 1.65%,
2/15/17	1,000,000	1,005,152
SBA Tower Trust, 4.25%, 4/15/15(a)	750,000	789,021
Trip Rail Master Funding LLC, 0.00%,
7/15/41+(a)	1,000,000	1,000,000
TOTAL ASSET BACKED SECURITIES		4,128,825
COLLATERALIZED MORTGAGE OBLIGATION—0.1%
JPMorgan Mortgage Trust, 4.50%, 9/25/34	125,878	127,202
COMMERCIAL MORTGAGE BACKED SECURITIES—6.7%
Banc of America Merrill Lynch Commercial
Mortgage, Inc., 5.12%, 7/11/43	445,748	452,753
Bear Stearns Commercial Mortgage Securities,
4.52%, 11/11/41	500,000	506,956
Bear Stearns Commercial Mortgage Securities,
4.56%, 2/13/42+	570,203	571,297
Bear Stearns Commercial Mortgage Securities,
4.67%, 6/11/41	1,000,000	1,068,741
Bear Stearns Commercial Mortgage Securities,
4.95%, 2/11/41	245,732	248,432
Bear Stearns Commercial Mortgage Securities,
5.12%, 2/11/41+	1,000,000	1,078,076
Bear Stearns Commercial Mortgage Securities,
5.13%, 10/12/42+	945,460	947,372
Bear Stearns Commercial Mortgage Securities,
5.54%, 9/11/41	2,000,000	2,179,546
Bear Stearns Commercial Mortgage Securities,
5.61%, 6/11/50	1,000,000	1,031,355
Bear Stearns Commercial Mortgage Securities,
5.74%, 9/11/42+	1,000,000	1,113,617
DBUBS Mortgage Trust, 3.74%, 11/10/46(a)	744,676	761,661
First Union National Bank Commercial Mortgage,
6.22%, 12/12/33	343,296	344,734
JP Morgan Chase Commercial Mortgage
Securities Corp., 5.13%, 5/15/47	594,800	609,595
JPMorgan Chase Commercial Mortgage
Securities Corp., 4.63%, 3/15/46	392,516	396,920
JPMorgan Chase Commercial Mortgage
Securities Corp., 4.90%, 10/15/42	1,000,000	1,017,866
JPMorgan Chase Commercial Mortgage
Securities Corp., 4.92%, 10/15/42+	1,000,000	1,078,812
JPMorgan Chase Commercial Mortgage
Securities Corp., 5.40%, 5/15/45	2,000,000	2,161,429
Morgan Stanley Capital I, 3.88%, 9/15/47(a)	1,000,000	1,028,277
Morgan Stanley Capital I, 4.83%, 6/12/47	395,392	398,177
Morgan Stanley Capital I, 5.01%, 1/14/42	935,093	943,340
Morgan Stanley Capital I, 5.99%, 8/12/41+	1,000,000	1,119,026
Morgan Stanley Dean Witter Capital I,
5.93%, 12/15/35	1,225,000	1,265,714
TOTAL COMMERCIAL MORTGAGE
BACKED SECURITIES		20,323,696

FOREIGN BONDS—1.4%
Arab Republic of Egypt, 4.45%, 9/15/15	2,000,000	2,221,700
Province of Ontario, Canada, 4.10%, 6/16/14	1,000,000	1,083,119
Republic of Austria, 2.00%, 11/15/12(a)	1,000,000	1,020,175
TOTAL FOREIGN BONDS		4,324,994

MUNICIPAL BONDS—2.1%
Cincinnati Ohio Water System Rev., 6.46%,
12/01/34	$600,000	$630,210
Columbus Multi-High School Building Corp.
Rev., 6.45%, 1/15/30	1,000,000	1,031,770
Fort Wayne International Airport Air Trade
Center Building Corp., 4.25%, 7/15/16	500,000	515,180
Houston Independent School District,
6.17%, 2/15/34	1,000,000	1,033,100
Indianapolis Public School Multi-School
Building, 5.73%, 7/15/29	1,500,000	1,506,225
LL&P Wind Energy, Inc. (XLCA), 5.73%,
12/01/17(a)	1,000,000	945,270
Wisconsin State Transportation Rev.,
5.84%, 7/01/30	800,000	829,504
TOTAL MUNICIPAL BONDS		6,491,259
CORPORATE BONDS—44.4%
ADVERTISING—0.6%
Interpublic Group of Cos., Inc. (The),
10.00%, 7/15/17	500,000	591,250
Omnicom Group, Inc., 6.25%, 7/15/19	1,000,000	1,106,980
		1,698,230
AUTO COMPONENTS—0.4%
BorgWarner, Inc., 5.75%, 11/01/16	1,000,000	1,091,662
BIOTECHNOLOGY—0.2%
Biogen Idec, Inc., 6.00%, 3/01/13	500,000	534,923
BROADCASTING & CABLE TV—0.6%
Comcast Corp., 5.15%, 3/01/20	1,000,000	1,076,691
DIRECTV Holdings LLC / DIRECTV Financing
Co., Inc., 7.63%, 5/15/16	750,000	817,500
		1,894,191
BUILDING PRODUCTS—0.4%
Masco Corp., 6.13%, 10/03/16	500,000	513,623
Owens Corning, 6.50%, 12/01/16	800,000	870,466
		1,384,089
CAPITAL MARKETS—0.6%
BlackRock, Inc., 3.50%, 12/10/14	1,000,000	1,053,866
Franklin Resources, Inc., 2.00%, 5/20/13	670,000	680,975
		1,734,841
CHEMICALS—0.7%
Airgas, Inc., 3.25%, 10/01/15	1,000,000	1,017,111
Albemarle Corp., 4.50%, 12/15/20	500,000	505,783
Nalco Co., 8.25%, 5/15/17	500,000	546,250
		2,069,144
COMMERCIAL BANKS—2.0%
American Express Bank FSB, 5.55%, 10/17/12	630,000	664,668
ANZ National Internatioanl Ltd., 3.13%,
8/10/15(a)	1,000,000	1,007,288
Bank of New York Mellon Corp., 5.13%,
8/27/13	830,000	900,970
Canadian Imperial Bank of Commerce,
2.00%, 2/04/13(a)	1,000,000	1,018,772
State Street Corp., 7.35%, 6/15/26	1,000,000	1,243,067
Wells Fargo & Co., 5.25%, 10/23/12	1,250,000	1,318,865
		6,153,630

See accompanying notes to financial statements.

Schedule of portfolio investments, continued
Praxis Intermediate Income Fund	June 30, 2011 (Unaudited)

	PRINCIPAL	FAIR
	AMOUNT	VALUE
CORPORATE BONDS—44.4%, continued
COMMERCIAL SERVICES & SUPPLIES—0.7%
GATX Corp., 9.00%, 11/15/13	$974,211	$1,119,134
TTX Co., 4.90%, 3/01/15(a)	1,000,000	1,070,516
		2,189,650
CONSTRUCTION MATERIALS—0.4%
Martin Marietta Materials, Inc., 6.60%, 4/15/18	1,000,000	1,111,107

CONSUMER FINANCE—1.1%
American Honda Finance Corp., 4.63%,
4/02/13(a)	1,500,000	1,584,204
Ford Motor Credit Co. LLC, 7.00%, 4/15/15	1,000,000	1,080,159
Harley-Davidson Financial Services, Inc.,
3.88%, 3/15/16(a)	150,000	152,557
SLM Corp., 5.38%, 1/15/13	500,000	513,857
		3,330,777
CONTAINERS & PACKAGING—0.5%
Bemis Co., Inc., 5.65%, 8/01/14	500,000	550,002
Sealed Air Corp., 7.88%, 6/15/17	1,000,000	1,082,117
		1,632,119
DIVERSIFIED FINANCIAL SERVICES—4.7%
Ally Financial, Inc., 6.75%, 12/01/14	600,000	619,500
Bank of America Corp., 4.50%, 4/01/15	500,000	522,750
Citigroup, Inc., 5.13%, 5/05/14	1,000,000	1,071,836
Equifax, Inc., 4.45%, 12/01/14	1,110,000	1,189,543
ERAC USA Finance LLC, 5.90%, 11/15/15(a)	1,000,000	1,124,060
General Electric Capital Corp., 6.15%, 8/07/37	1,000,000	1,037,227
JPMorgan Chase & Co., 4.65%, 6/01/14	1,000,000	1,074,355
Moody’s Corp., 5.50%, 9/01/20	1,000,000	1,024,628
Morgan Stanley, 5.63%, 9/23/19	1,500,000	1,539,223
NASDAQ OMX Group, Inc., 4.00%, 1/15/15	750,000	758,678
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	780,000	1,080,241
NYSE Euronext, 4.80%, 6/28/13	1,000,000	1,069,236
UBS AG, 3.88%, 1/15/15	1,000,000	1,043,809
Verisk Analytics, Inc., 5.80%, 5/01/21	960,000	1,018,271
		14,173,357
ELECTRIC UTILITIES—4.6%
AEP Texas North Co., 5.50%, 3/01/13	1,000,000	1,064,273
Atlantic City Electric Co., 7.75%, 11/15/18	500,000	623,595
CenterPoint Energy Houston Electric LLC, 7.00%, 3/01/14	1,000,000	1,143,332
CMS Energy Corp., 4.25%, 9/30/15	600,000	617,131
Consumers Energy Co., 6.70%, 9/15/19	625,000	749,667
ITC Holdings Corp., 5.50%, 1/15/20(a)	500,000	544,002
MidAmerican Energy Co., 6.75%, 12/30/31	1,500,000	1,734,975
Pennsylvania Electric Co., 5.20%, 4/01/20	500,000	526,566
Portland General Electric Co., 6.10%, 4/15/19	1,100,000	1,276,244
Potomac Edison Co., 5.13%, 8/15/15	1,000,000	1,086,895
Potomac Electric Power Co., 6.50%, 11/15/37	1,000,000	1,174,230
Puget Sound Energy, Inc., 6.74%, 6/15/18	1,000,000	1,175,766
TransAlta Corp., 4.75%, 1/15/15	500,000	533,945
TransAlta Corp., 6.65%, 5/15/18	500,000	572,051
Vectren Utility Holdings, Inc., 6.63%, 12/01/11	1,000,000	1,023,670
		13,846,342
ELECTRICAL EQUIPMENT—0.2%
Thomas & Betts Corp., 5.63%, 11/15/21	500,000	541,867

FOOD & STAPLES RETAILING—0.2%
Kroger Co., 7.50%, 1/15/14	$500,000	$571,509

FOOD PRODUCTS—0.5%
Kellogg Co., 4.25%, 3/06/13	1,000,000	1,055,372
Ralcorp Holdings, Inc., 4.95%, 8/15/20	500,000	506,966
		1,562,338

GAS UTILITIES—0.9%
Indiana Gas Co., Inc., 6.55%, 6/30/28	250,000	247,022
Michigan Consolidated Gas Co., 8.25%,
5/01/14	1,000,000	1,152,876
National Fuel Gas Co., 6.50%, 4/15/18	500,000	559,050
Sempra Energy, 6.50%, 6/01/16	600,000	694,854
		2,653,802
HEALTH CARE EQUIPMENT & SUPPLIES—0.7%
Beckman Coulter, Inc., 6.00%, 6/01/15	900,000	1,022,733
Mead Johnson Nutrition Co., 3.50%, 11/01/14	500,000	523,452
Zimmer Holdings, Inc., 4.63%, 11/30/19	500,000	525,405
		2,071,590
HEALTH CARE PROVIDERS & SERVICES—0.8%
Express Scripts, Inc., 6.25%, 6/15/14	550,000	619,368
Howard Hughes Medical Institute, 3.45%,
9/01/14	843,000	896,977
Laboratory Corp of America Holdings, 3.13%,
5/15/16	500,000	506,915
McKesson Corp., 6.00%, 3/01/41	474,000	506,322
		2,529,582
HOTELS, RESTAURANTS & LEISURE—0.3%
Hyatt Hotels Corp., 5.75%, 8/15/15(a)	750,000	788,558

HOUSEHOLD DURABLES—0.4%
Snap-On, Inc., 4.25%, 1/15/18	500,000	518,527
Stanley Black & Decker, Inc., 6.15%, 10/01/13	725,000	794,715
		1,313,242
HOUSEHOLD PRODUCTS—0.2%
Church & Dwight Co., Inc., 3.35%, 12/15/15	500,000	514,188

INDUSTRIAL CONGLOMERATES—1.3%
Cargill, Inc., 7.50%, 9/01/26(a)	1,250,000	1,622,219
Cooper U.S., Inc., 5.45%, 4/01/15	1,000,000	1,121,644
Harsco Corp., 5.75%, 5/15/18	1,000,000	1,124,884
		3,868,747
INDUSTRIAL MACHINERY—0.4%
Valmont Industries, Inc., 6.63%, 4/20/20	1,000,000	1,095,048

INSURANCE BROKERS—0.3%
Willis North America, Inc., 5.63%, 7/15/15	1,000,000	1,081,974

INTEGRATED TELECOMMUNICATION SERVICES—1.1%
AT&T, Inc., 4.95%, 1/15/13	1,000,000	1,060,022
Frontier Communications Corp., 7.88%, 4/15/15	500,000	542,500
GTE Corp., 6.84%, 4/15/18	1,000,000	1,163,271
Verizon Communications, Inc., 6.00%, 4/01/41	500,000	522,123
		3,287,916
INTERNET & CATALOG RETAIL—0.2%
QVC, Inc., 7.13%, 4/15/17(a)	500,000	525,000

See accompanying notes to financial statements.

Schedule of portfolio investments, continued
Praxis Intermediate Income Fund	June 30, 2011 (Unaudited)

	PRINCIPAL	FAIR
	AMOUNT	VALUE
CORPORATE BONDS—44.4%, continued
IT SERVICES—0.7%
Dun & Bradstreet Corp., 2.88%, 11/15/15	$250,000	$250,067
Dun & Bradstreet Corp., 6.00%, 4/01/13	1,000,000	1,074,851
Fiserv, Inc., 3.13%, 6/15/16	666,000	662,496
Fiserv, Inc., 3.13%, 10/01/15	250,000	253,037
		2,240,451
LIFE & HEALTH INSURANCE—0.3%
Ohio National Financial Services, Inc.,
6.35%, 4/01/13(a)	355,000	377,634
Prudential Financial, Inc., 4.75%, 4/01/14	641,000	689,644
		1,067,278
MACHINERY—0.2%
Pall Corp., 5.00%, 6/15/20	500,000	516,067

METALS & MINING—0.5%
Carpenter Technology Corp., 6.63%, 5/15/13	500,000	530,861
Teck Resources Ltd., 9.75%, 5/15/14	750,000	907,861
		1,438,722
MULTI—LINE INSURANCE—1.4%
American International Group, Inc., 4.25%,
5/15/13	500,000	513,987
Horace Mann Educators Corp., 6.85%,
4/15/16	750,000	815,944
MetLife, Inc., 4.75%, 2/08/21	500,000	509,707
Metropolitan Life Global Funding I, 5.13%,
6/10/14(a)	500,000	546,280
Principal Life Global Funding I, 6.25%,
2/15/12(a)	1,000,000	1,034,540
Unitrin, Inc., 6.00%, 11/30/15	800,000	855,045
		4,275,503
MULTILINE RETAIL—0.9%
J.C. Penney Co., Inc., 5.75%, 2/15/18	500,000	507,500
Wal-Mart Stores, Inc., 1.50%, 10/25/15	1,000,000	986,929
Wal-Mart Stores, Inc., 7.55%, 2/15/30	1,000,000	1,278,995
		2,773,424
OFFICE SERVICES & SUPPLIES—0.2%
Steelcase, Inc., 6.38%, 2/15/21	500,000	520,235

OIL, GAS & CONSUMABLE FUELS—2.4%
BP Capital Markets plc, 3.88%, 3/10/15	1,250,000	1,316,440
ConocoPhillips Holding Co., 6.95%, 4/15/29	1,075,000	1,305,665
Merey Sweeny LP, 8.85%, 12/18/19(a)	641,326	730,336
Motiva Enterprises LLC, 5.20%, 9/15/12(a)	1,000,000	1,039,147
Newfield Exploration Co., 7.13%, 5/15/18	500,000	530,000
Pioneer Natural Resources Co., 5.88%,
7/15/16	500,000	527,915
Ras Laffan Liquefied Natural Gas Co. Ltd. III,
5.83%, 9/30/16(a)	840,500	916,145
Shell International Finance BV, 4.00%, 3/21/14	1,000,000	1,076,604
		7,442,252
PAPER & FOREST PRODUCTS—0.4%
Domtar Corp., 9.50%, 8/01/16	702,000	859,950
Plum Creek Timberlands LP, 4.70%, 3/15/21	375,000	369,584
		1,229,534
PHARMACEUTICALS—1.2%
Abbott Laboratories, 5.13%, 4/01/19	1,000,000	1,100,135
Novartis Capital Corp., 4.13%, 2/10/14	1,250,000	1,347,111
Roche Holdings, Inc., 6.00%, 3/01/19(a)	1,000,000	1,152,161
		3,599,407
PIPELINES—1.2%
Enbridge Energy Partners LP, 5.20%,
3/15/20	$500,000	$530,157
Enterprise Products Operating LLC,
3.70%, 6/01/15	1,000,000	1,048,372
Florida Gas Transmission Co. LLC,
4.00%, 7/15/15(a)	1,000,000	1,050,515
Texas Gas Transmission LLC, 4.60%,
6/01/15	1,000,000	1,068,986
		3,698,030
PROPERTY & CASUALTY INSURANCE—1.4%
21st Century Insurance Group, 5.90%,
12/15/13	973,000	1,033,856
Fidelity National Financial, Inc., 7.30%,
8/15/11	1,000,000	1,006,383
Markel Corp., 6.80%, 2/15/13	1,000,000	1,071,691
Progressive Corp., 6.70%, 6/15/37+	500,000	519,400
W.R.Berkley Corp., 6.15%, 8/15/19	710,000	765,899
		4,397,229
PUBLISHING—0.6%
McGraw-Hill Cos., Inc., 5.38%, 11/15/12	1,000,000	1,049,001
Washington Post Co., 7.25%, 2/01/19	575,000	661,221
		1,710,222
REAL ESTATE INVESTMENT TRUSTS (REITS)—0.7%
AMP Property LP, 6.13%, 12/01/16	1,000,000	1,092,290
Pan Pacific Retail Properties, Inc., 5.95%,
6/01/14	1,000,000	1,101,023
		2,193,313
ROAD & RAIL—0.5%
Burlington Northern Santa Fe LLC, 5.75%,
5/01/40	1,000,000	1,030,114
CSX Transportation, Inc., 8.38%, 10/15/14	440,202	515,622
		1,545,736
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.0%
Analog Devices, Inc., 5.00%, 7/01/14	1,000,000	1,101,432
Applied Materials, Inc., 2.65%, 6/15/16	370,000	371,412
Applied Materials, Inc., 7.13%, 10/15/17	500,000	603,253
KLA-Tencor Corp., 6.90%, 5/01/18	1,000,000	1,129,618
		3,205,715
SOFT DRINKS—0.4%
Bottling Group LLC, 5.13%, 1/15/19	1,000,000	1,107,516

SPECIALTY RETAIL—0.5%
Ethan Allen Global, Inc., 5.38%, 10/01/15	500,000	488,996
Home Depot, Inc., 5.95%, 4/01/41	1,000,000	1,029,826
		1,518,822
SUPRANATIONAL—2.1%
Corporation Andina de Fomento, 5.20%,
5/21/13	1,000,000	1,070,000
Inter-American Development Bank, 3.50%,
3/15/13	1,000,000	1,049,799
Inter-American Development Bank, 3.50%,
7/08/13	1,000,000	1,056,979
International Bank for Reconstruction &
Development, 2.00%, 12/04/13	2,000,000	2,058,602
International Finance Facility for Immunisation
(IFFIM), 5.00%, 11/14/11(a)	1,000,000	1,017,091
		6,252,471

See accompanying notes to financial statements.

Schedule of portfolio investments, continued
Praxis Intermediate Income Fund	June 30, 2011 (Unaudited)

	PRINCIPAL	FAIR
	AMOUNT	VALUE
CORPORATE BONDS—44.4%, continued
TECHNOLOGY DISTRIBUTORS—0.2%
Arrow Electronics, Inc., 3.38%, 11/01/15 $	500,000	$506,556

THRIFTS & MORTGAGE FINANCE—0.3%
Countrywide Financial Corp., 5.80%, 6/07/12	1,000,000	1,043,119

TRANSPORTATION SERVICES—0.3%
Golden State Petroleum Transport Corp.,
8.04%, 2/01/19	813,690	815,415

TRUCK MANUFACTURERS—0.3%
PACCAR, Inc., 6.88%, 2/15/14	760,000	867,713

TRUCKING—0.3%
JB Hunt Transport Services, Inc., 3.38%,
9/15/15	1,000,000	1,009,996

UTILITIES—1.0%
FPL Energy National Wind LLC, 5.61%,
3/10/24(a)	149,829	152,951
Harper Lake Solar Funding Corp., 7.65%,
12/31/18(a)	558,467	614,816
Kiowa Power Partners LLC, 4.81%,
12/30/13(a)	788,083	796,161
Salton Sea Funding Corp., 7.48%,
11/30/18	878,101	941,140
SteelRiver Transmission Co. LLC,
4.71%, 6/30/17(a)	579,249	587,996
		3,093,064
WATER UTILITIES—0.4%
American Water Capital Corp., 6.09%,
10/15/17	1,000,000	1,152,529

TOTAL CORPORATE BONDS		134,469,742

CORPORATE NOTES—0.9%
DEVELOPMENT AUTHORITIES—0.9%
Everence Community Investment, Inc.,
0.78%, 12/15/11+(b)	1,052,500	1,052,500
Everence Community Investment, Inc.,
0.52%, 12/15/12+(b)	1,010,000	1,010,000
Everence Community Investment, Inc.,
0.78%, 12/15/13+(b)	802,500	730,275

TOTAL CORPORATE NOTES		2,792,775

INTEREST—ONLY BONDS—0.0%**
Freddie Mac REMICS, 5.00%, 4/15/29	1,090,325	30,760
Government National Mortgage Association,
0.66%, 4/16/27+	2,925,302	25,189
TOTAL INTEREST-ONLY BONDS		55,949

U.S. GOVERNMENT AGENCIES—39.4%
FEDERAL FARM CREDIT BANK — 0.7%
4.88%, 12/16/15	2,000,000	2,271,186

FEDERAL HOME LOAN BANK — 5.2%
3.38%, 6/12/20	3,500,000	3,494,474
3.88%, 6/14/13	300,000	319,586
5.00%, 11/17/17	2,000,000	2,297,418
5.00%, 12/10/21	2,625,000	2,908,043
5.50%, 7/15/36	6,220,000	6,829,846
		15,849,367
FEDERAL HOME LOAN MORTGAGE
CORP. — 16.3%
2.48%, 5/01/34+	$212,328	$221,804
2.48%, 5/01/34+	388,584	405,926
3.75%, 3/27/19	4,000,000	4,232,508
4.00%, 10/01/25	1,709,991	1,783,564
4.50%, 6/01/18	657,125	698,027
4.50%, 10/01/35	2,504,579	2,608,063
4.50%, 6/01/39	2,521,561	2,610,972
4.50%, 7/01/39	2,902,476	3,005,394
4.50%, 9/01/40	3,806,246	3,937,642
4.88%, 6/13/18	1,700,000	1,932,188
5.00%, 4/01/19	485,908	525,317
5.00%, 12/01/21	923,985	995,891
5.00%, 2/15/32	1,221,511	1,287,373
5.00%, 7/01/35	1,015,667	1,083,580
5.00%, 6/01/39	4,272,535	4,543,531
5.25%, 4/18/16	6,500,000	7,486,303
5.50%, 7/18/16	3,500,000	4,068,935
5.50%, 4/01/22	532,620	576,017
5.50%, 11/01/33	477,349	519,582
5.50%, 3/01/36	652,988	709,944
5.50%, 6/01/36	1,018,982	1,104,835
5.50%, 12/01/36	965,995	1,047,384
6.00%, 9/01/17	406,508	443,450
6.00%, 4/01/27	1,039,025	1,141,240
6.00%, 6/01/36	690,828	759,309
6.00%, 8/01/37	573,059	629,865
7.00%, 2/01/30	261,483	300,161
7.00%, 3/01/31	214,856	246,638
7.50%, 7/01/30	448,848	516,087
		49,421,530
FEDERAL NATIONAL MORTGAGE
ASSOCIATION — 16.0%
1.25%, 8/20/13	3,103,000	3,145,418
1.95%, 2/01/34+	201,749	204,708
2.40%, 6/01/33+	105,779	106,440
2.47%, 5/01/34+	276,230	289,137
3.50%, 7/01/20	2,045,576	2,130,712
3.50%, 10/01/25	1,399,674	1,427,310
4.13%, 4/15/14	900,000	980,110
4.38%, 10/15/15	4,700,000	5,208,357
4.50%, 9/01/40	2,331,110	2,415,225
4.50%, 10/01/40	2,351,636	2,436,751
5.00%, 4/15/15	2,250,000	2,547,083
5.00%, 2/13/17	4,500,000	5,138,109
5.00%, 7/01/18	370,439	398,572
5.00%, 9/01/18	481,764	518,353
5.00%, 4/01/25	803,970	865,531
5.00%, 7/01/25	690,281	743,137
5.00%, 10/01/25	854,629	920,070
5.00%, 10/01/35	1,306,544	1,392,497
5.38%, 7/15/16	6,500,000	7,554,352
5.48%, 5/01/37+	645,342	686,161
5.50%, 6/01/22	687,171	746,505
5.50%, 11/01/25	229	251
5.50%, 2/01/34	459,228	498,781
5.50%, 1/01/35	977,012	1,061,161
5.50%, 10/01/35	1,484,145	1,611,973
5.50%, 6/01/36	644,123	699,600

See accompanying notes to financial statements.

Schedule of portfolio investments, continued
Praxis Intermediate Income Fund	June 30, 2011 (Unaudited)

	PRINCIPAL
	AMOUNT/
	SHARES	VALUE
U.S. GOVERNMENT AGENCIES—39.4%, continued
FEDERAL NATIONAL MORTGAGE
ASSOCIATION — 16.0%, continued
5.50%, 11/01/36	$899,866	$977,370
6.00%, 10/01/33	253,085	278,212
6.00%, 11/01/34	975,482	1,072,332
6.00%, 10/01/35	603,031	662,902
6.00%, 6/01/36	585,323	643,436
6.63%, 11/15/30	575,000	726,308
7.00%, 7/01/15	3,074	3,337
7.00%, 11/01/19	32,796	37,717
7.00%, 11/01/19	51,910	59,724
8.50%, 9/01/26	214,529	252,369
		48,440,011
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION — 0.5%
2.50%, 1/20/34+	140,258	145,291
5.50%, 10/20/38	741,676	805,413
6.50%, 11/20/38	151,108	161,898
6.75%, 4/15/16	44,919	49,944
7.00%, 12/20/30	69,529	80,328
7.00%, 10/20/31	47,201	54,532
7.00%, 3/20/32	143,455	165,736
		1,463,142
SMALL BUSINESS ADMINISTRATION - 0.2%
0.60%, 2/25/32+	523,572	522,259
1.00%, 9/25/18+	33,746	33,894
		556,153
U.S. DEPARTMENT OF HOUSING AND
URBAN DEVELOPMENT — 0.5%
1.80%, 8/01/14	1,440,000	1,474,469
TOTAL U.S. GOVERNMENT AGENCIES		119,475,858
INVESTMENT COMPANY—1.4%
MUTUAL FUND—1.4%
Pax World High Yield Bond Fund,
Individual Investor Class	530,984	4,062,026

SHORT TERM INVESTMENT—2.9%
INVESTMENT COMPANY—2.9%
JPMorgan U.S. Government Money Market
Fund, Agency Shares	8,900,319	8,900,319
TOTAL INVESTMENTS (Cost*
$292,500,566)—100.7%		$305,152,645
Liabilities in excess of other assets - (0.7)%		(2,090,717)
NET ASSETS-100%		$303,061,928

+	Variable rate security. Rates presented are the rates in effect at June 30, 2011.
(a)
144a security is restricted as to resale to institutional investors. These securities were deemed liquid under guidelines established by the Board of Trustees. At June 30, 2011, these securities were valued at $26,332,005 or 8.7% of net assets.

(b)
Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees:

			Acquisition
Security	Yield	Shares	Date
Everence Community Investment, Inc.	0.78%	1,052,500	12/2009
Everence Community Investment, Inc.	0.52%	1,010,000	12/2009
Everence Community Investment, Inc.	0.78%	802,500	12/2009

At June 30, 2011, these securities had an aggregate market value of $2,792,775, representing 0.9% of net assets.

*	Represents cost for financial reporting purposes.
**	Amount rounds to less than 0.01%.

plc	—	Public Liability Company
REMICS	—	Real Estate Mortgage Investment Conduits
Rev.	—	Revenue
XLCA	—	XL Capital Assurance, Inc.

See accompanying notes to financial statements.

Schedule of portfolio investments
Praxis Core Stock Fund	June 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—97.4%
AUTOMOBILES—1.2%
Harley-Davidson, Inc.	46,200	$1,892,814

BEVERAGES—1.3%
Coca-Cola Co.	31,350	2,109,542

CAPITAL MARKETS—7.1%
Ameriprise Financial, Inc.	25,400	1,465,072
Bank of New York Mellon Corp.	232,600	5,959,212
Charles Schwab Corp.	5,700	93,765
GAM Holding AG(Switzerland)	10,510	172,510
Goldman Sachs Group, Inc.	5,660	753,289
Julius Baer Group Ltd.(Switzerland)	78,120	3,227,009
		11,670,857
CHEMICALS—1.1%
Air Products & Chemicals, Inc.	8,980	858,309
Potash Corp of Saskatchewan, Inc.(Canada)	10,761	613,269
Praxair, Inc.	3,700	401,043
		1,872,621

COMMERCIAL BANKS—4.3%
Wells Fargo & Co.	248,358	6,968,925

COMMERCIAL SERVICES & SUPPLIES—3.2%
Iron Mountain, Inc.	151,400	5,161,226

COMPUTERS & PERIPHERALS—0.7%
Hewlett-Packard Co.	30,750	1,119,300

CONSTRUCTION MATERIALS—0.9%
Martin Marietta Materials, Inc.	17,500	1,399,475

CONSUMER FINANCE—5.0%
American Express Co.	158,200	8,178,940

CONTAINERS & PACKAGING—1.8%
Sealed Air Corp.	120,900	2,876,211

DIVERSIFIED FINANCIAL SERVICES—0.1%
JPMorgan Chase & Co.	3,950	161,713

ENERGY EQUIPMENT & SERVICES—0.7%
Transocean Ltd.(Switzerland)	18,955	1,223,735

FOOD & STAPLES RETAILING—10.5%
Costco Wholesale Corp.	126,600	10,284,984
CVS Caremark Corp.	182,072	6,842,266
		17,127,250
FOOD PRODUCTS—3.6%
Kraft Foods, Inc., Class A	83,900	2,955,797
Unilever NV - NY Registry Shares
(Netherlands)	88,300	2,900,655
		5,856,452
HEALTH CARE EQUIPMENT & SUPPLIES—1.8%
Baxter International, Inc.	19,800	1,181,862
Becton Dickinson and Co.	21,050	1,813,879
		2,995,741
HEALTH CARE PROVIDERS & SERVICES—1.7%
Express Scripts, Inc.(a)	52,800	2,850,144

HOUSEHOLD DURABLES—0.3%
Hunter Douglas NV(Netherlands)	8,300	$406,223

HOUSEHOLD PRODUCTS—5.2%
Procter & Gamble Co.	133,200	8,467,524

INSURANCE—9.2%
ACE Ltd.(Switzerland)	13,240	871,457
AON Corp.	4,600	235,980
Berkshire Hathaway, Inc., Class A(a)	19	2,205,995
Everest Re Group Ltd.(Bermuda)	2,240	183,120
Loews Corp.	125,900	5,299,131
Markel Corp.(a)	480	190,469
Progressive Corp.	202,700	4,333,726
Transatlantic Holdings, Inc.	34,343	1,683,150
		15,003,028
INTERNET & CATALOG RETAIL—0.8%
Expedia, Inc.	22,390	649,086
Liberty Media Corp. - Interactive, Series A(a)	38,475	645,226
		1,294,312
INTERNET SOFTWARE & SERVICES—4.1%
Google, Inc., Class A(a)	13,200	6,684,216

IT SERVICES—0.3%
Visa, Inc., Class A	6,370	536,736

MARINE—1.2%
China Shipping Development Co. Ltd.,
Class H(China)	406,000	373,042
Kuehne + Nagel International AG(Switzerland)	10,900	1,654,285
		2,027,327
MEDIA—0.9%
Grupo Televisa SA, ADR(Mexico)	15,180	373,428
Liberty Media Corp. - Starz, Series A(a)	3,044	229,031
Walt Disney Co.	20,130	785,875
		1,388,334
METALS & MINING—1.5%
BHP Billiton plc(United Kingdom)	32,000	1,259,308
Rio Tinto plc(United Kingdom)	17,400	1,254,023
		2,513,331
OIL, GAS & CONSUMABLE FUELS—10.2%
Canadian Natural Resources Ltd.(Canada)	109,200	4,571,112
Devon Energy Corp.	60,500	4,768,005
EOG Resources, Inc.	60,300	6,304,365
OGX Petroleo e Gas Participacoes SA(Brazil)(a)	110,000	1,025,534
		16,669,016
PAPER & FOREST PRODUCTS—0.2%
Sino-Forest Corp.(Canada)(a)	111,360	369,487

PERSONAL PRODUCTS—0.2%
Natura Cosmeticos SA(Brazil)	12,200	305,811

PHARMACEUTICALS—9.3%
Johnson & Johnson	66,100	4,396,972
Merck & Co., Inc.	223,916	7,901,996
Roche Holding AG(Switzerland)	17,700	2,962,105
		15,261,073

See accompanying notes to financial statements.

Schedule of portfolio investments, continued
Praxis Core Stock Fund	June 30, 2011 (Unaudited)

	PRINCIPAL
	AMOUNT/
	SHARES	VALUE
COMMON STOCKS—97.4%, continued
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.7%
Brookfield Asset Management, Inc., Class A
(Canada)	39,900	$1,323,483
Hang Lung Group Ltd.(Hong Kong)	231,000	1,463,472
		2,786,955
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.7%
Intel Corp.	16,720	370,515
Texas Instruments, Inc.	75,740	2,486,544
		2,857,059
SOFTWARE—1.3%
Activision Blizzard, Inc.	79,100	923,888
Microsoft Corp.	46,780	1,216,280
		2,140,168
SPECIALTY RETAIL—2.7%
Bed Bath & Beyond, Inc.(a)	57,400	3,350,438
CarMax, Inc.(a)	29,700	982,179
		4,332,617
TRANSPORTATION INFRASTRUCTURE—1.3%
China Merchants Holdings International Co.
Ltd.(Hong Kong)	557,355	2,152,295

WIRELESS TELECOMMUNICATION SERVICES—0.3%
America Movil SAB de CV, Series L, ADR
(Mexico)	10,500	565,740
TOTAL COMMON STOCKS		159,226,198

COMMERCIAL PAPER—1.6%
Intesa Funding LLC, 0.08%, 7/01/11	$2,692,000	2,691,987

CORPORATE NOTES—1.3%
DEVELOPMENT AUTHORITIES—1.3%
Everence Community Investment, Inc.,
0.78%, 12/15/11+(b)	716,000	716,000
Everence Community Investment, Inc.,
0.52%, 12/15/12+(b)	803,000	803,000
Everence Community Investment, Inc.,
0.78%, 12/15/13+(b)	716,000	651,560
TOTAL CORPORATE NOTES		2,170,560

SHORT TERM INVESTMENT—0.0%**
INVESTMENT COMPANY—0.0%**
JPMorgan U.S. Government Money Market
Fund, Agency Shares	15,411	15,411

TOTAL INVESTMENTS (Cost* $138,374,477)—100.3%		$164,104,156
Liabilities in excess of other assets — (0.3)%		(565,510)
NET ASSETS—100%		$163,538,646

+	Variable rate security. Rates presented are the rates in effect at June 30, 2011.
(a)	Non-income producing securities.
(b)
Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees:

			Acquisition
Security	Yield	Shares	Date
Everence Community Investment, Inc.	0.78%	716,000	12/2009
Everence Community Investment, Inc.	0.52%	803,000	12/2009
Everence Community Investment, Inc.	0.78%	716,000	12/2009

At June 30, 2011, these securities had an aggregate market value of $2,170,560, representing 1.3% of net assets.

*	Represents cost for financial reporting purposes.
**	Amount rounds to less than 0.1%

ADR	—	American Depositary Receipt
plc	—	Public Liability Company

See accompanying notes to financial statements.

Schedule of portfolio investments
Praxis International Fund	June 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—92.8%
ARGENTINA—1.0%
ENERGY—0.3%
YPF SA- ADR	5,693	$256,470

REAL ESTATE—0.7%
IRSA Inversiones y Representaciones SA- ADR	39,225	539,736
		796,206

AUSTRALIA—3.5%
BANKS—1.6%
Commonwealth Bank of Australia	14,366	809,096
Westpac Banking Corp.	22,573	541,567
		1,350,663
DIVERSIFIED FINANCIALS—0.5%
Macquarie Group Ltd.	11,227	378,748

INSURANCE—0.4%
AMP Ltd.	63,100	331,837

MATERIALS—1.0%
Newcrest Mining Ltd.	20,584	834,058
		2,895,306
BRAZIL—0.5%
BANKS—0.5%
Banco Bradesco SA- ADR	20,864	427,503

CANADA—5.1%
ENERGY—2.7%
Canadian Natural Resources Ltd.	28,256	1,184,499
Encana Corp.	10,984	339,161
Suncor Energy, Inc.	17,144	671,930
		2,195,590
MATERIALS—0.9%
Teck Resources Ltd., Class B	14,745	749,442

REAL ESTATE—1.5%
Brookfield Asset Management, Inc., Class A	36,745	1,218,832
		4,163,864
CHINA—4.4%
CAPITAL GOODS—0.8%
Shanghai Electric Group Co. Ltd., Class H	1,327,000	703,204

SOFTWARE & SERVICES—3.0%
Baidu, Inc.- ADR (a)	3,987	558,698
Netease.com- ADR (a)	7,893	355,896
Sina Corp. (a)	9,442	982,912
Tencent Holdings Ltd.	19,600	534,931
		2,432,437
TECHNOLOGY HARDWARE & EQUIPMENT—0.6%
ZTE Corp., Class H	128,800	468,495
		3,604,136
FRANCE—9.0%
AUTOMOBILES & COMPONENTS—0.6%
Peugeot SA	10,810	484,950

BANKS—1.1%
BNP Paribas SA	11,285	870,175

CAPITAL GOODS—1.2%
Cie de Saint-Gobain	14,972	970,456

ENERGY—1.6%
Technip SA	12,044	$1,291,015

FOOD & STAPLES RETAILING—0.6%
Carrefour SA (a)	11,833	486,449

FOOD, BEVERAGE & TOBACCO—0.9%
Danone SA	10,005	746,905

MEDIA—0.6%
Publicis Groupe SA	8,997	502,249

RETAILING—1.3%
PPR	6,109	1,088,045

TELECOMMUNICATION SERVICES—1.1%
France Telecom SA	41,159	875,184
		7,315,428
GERMANY—9.3%
CAPITAL GOODS—0.6%
Hochtief AG	5,673	474,043

DIVERSIFIED FINANCIALS—0.5%
Deutsche Boerse AG	5,419	411,462

FOOD & STAPLES RETAILING—0.9%
Metro AG	12,328	746,558

HEALTH CARE EQUIPMENT & SERVICES—1.9%
Fresenius SE & Co. KGaA	14,767	1,541,389

INSURANCE—1.8%
Allianz SE	6,619	922,999
Muenchener Rueckversicherungs
Gesellschaft AG	3,415	521,317
		1,444,316
MATERIALS—1.0%
BASF SE	8,332	816,714

PHARMACEUTICALS & BIOTECHNOLOGY—1.6%
Bayer AG	16,001	1,285,146

SOFTWARE & SERVICES—0.8%
SAP AG	10,526	638,174

UTILITIES—0.2%
E.ON AG	7,391	210,085
		7,567,887
HONG KONG—0.8%
TELECOMMUNICATION SERVICES—0.8%
China Mobile Ltd.- ADR	14,510	678,778

ISRAEL—0.8%
PHARMACEUTICALS & BIOTECHNOLOGY—0.8%
Teva Pharmaceutical Industries Ltd.- ADR	14,033	676,671

ITALY—0.6%
BANKS—0.6%
Intesa Sanpaolo	187,479	499,215

See accompanying notes to financial statements.

Schedule of portfolio investments, continued
Praxis International Fund	June 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—92.8%, continued
JAPAN—11.4%
AUTOMOBILES & COMPONENTS—4.6%
Isuzu Motors Ltd.	340,000	$1,609,539
Toyota Motor Corp.	52,300	2,153,671
		3,763,210
BANKS—1.3%
Mitsubishi UFJ Financial Group, Inc.	157,500	767,551
Sumitomo Mitsui Financial Group, Inc.	9,200	283,679
		1,051,230
CAPITAL GOODS—1.3%
Makita Corp.	23,300	1,085,756

DIVERSIFIED FINANCIALS—0.7%
Nomura Holdings, Inc.	107,200	528,999

INSURANCE—0.4%
NKSJ Holdings, Inc.	54,600	360,370

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT—0.5%
Tokyo Electron Ltd.	7,900	431,995

SOFTWARE & SERVICES—1.6%
Nintendo Co. Ltd.	3,800	713,596
Yahoo! Japan Corp.	1,681	578,509
		1,292,105
TECHNOLOGY HARDWARE & EQUIPMENT—1.0%
Canon, Inc.	16,200	770,574
		9,284,239
NETHERLANDS—5.9%
COMMERCIAL & PROFESSIONAL SERVICES—3.4%
Randstad Holding NV	32,994	1,525,573
USG People NV	74,027	1,280,239
		2,805,812
DIVERSIFIED FINANCIALS—1.0%
ING Groep NV, CVA (a)	68,909	849,201

FOOD, BEVERAGE & TOBACCO—0.8%
Unilever NV, CVA	19,017	624,150

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT—0.7%
ASML Holding NV	15,002	553,346
		4,832,509
NORWAY—0.7%
TELECOMMUNICATION SERVICES—0.7%
Telenor ASA	34,726	568,301

SINGAPORE—0.6%
BANKS—0.6%
DBS Group Holdings Ltd.	42,000	502,415

SPAIN—4.9%
BANKS—1.0%
Banco Bilbao Vizcaya Argentaria SA	24,826	291,427
Banco Santander SA	46,040	530,388
		821,815

ENERGY—2.0%
Repsol YPF SA	47,804	$1,658,105

RETAILING—0.8%
Inditex SA	6,911	629,687

TELECOMMUNICATION SERVICES—1.1%
Telefonica SA	36,285	886,216
		3,995,823
SWITZERLAND—8.8%
CAPITAL GOODS—1.2%
ABB Ltd. (a)	36,895	958,617

CONSUMER DURABLES & APPAREL—1.5%
Swatch Group AG	2,356	1,189,092

DIVERSIFIED FINANCIALS—1.9%
Credit Suisse Group AG (a)	20,453	797,099
UBS AG (a)	41,414	755,788
		1,552,887
INSURANCE—1.2%
Zurich Financial Services AG (a)	4,046	1,023,799

PHARMACEUTICALS & BIOTECHNOLOGY—3.0%
Novartis AG	27,638	1,693,853
Roche Holding AG	4,428	741,339
		2,435,192
		7,159,587
UNITED KINGDOM—25.5%
BANKS—4.2%
Barclays plc	190,813	782,782
HSBC Holdings plc	165,290	1,638,806
Lloyds Banking Group plc (a)	660,426	518,985
Standard Chartered plc	18,702	491,258
		3,431,831
CAPITAL GOODS—1.9%
Ashtead Group plc	189,599	517,307
Cookson Group plc	41,011	443,033
Travis Perkins plc	38,854	617,071
		1,577,411
COMMERCIAL SERVICES & SUPPLIES—1.2%
Experian plc	35,038	446,311
Intertek Group plc	15,570	493,443
		939,754
CONSUMER DURABLES & APPAREL—1.7%
Burberry Group plc	34,889	811,332
Persimmon plc	77,572	601,002
		1,412,334
ENERGY—4.2%
BG Group plc	39,741	902,356
BP plc	141,469	1,041,635
Royal Dutch Shell plc, Class A	41,281	1,468,924
		3,412,915

See accompanying notes to financial statements.

Schedule of portfolio investments, continued
Praxis International Fund	June 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—92.8%, continued
UNITED KINGDOM—25.5%, continued
MATERIALS—6.5%
Antofagasta plc	56,380	$1,261,680
BHP Billiton plc	35,436	1,392,414
New World Resources plc, Class A	35,703	524,309
Rio Tinto plc	17,777	1,283,601
Xstrata plc	38,559	849,277
		5,311,281
MEDIA—0.7%
WPP plc	47,904	600,134

PHARMACEUTICALS & BIOTECHNOLOGY—1.3%
GlaxoSmithKline plc	50,974	1,092,589

RETAILING—0.9%
Game Group plc	451,370	262,443
Kingfisher plc	105,525	453,292
		715,735
TELECOMMUNICATION SERVICES—2.3%
Vodafone Group plc	691,241	1,832,924

TRANSPORTATION—0.6%
International Consolidated Airlines Group SA (a)	122,582	500,382

		20,827,290
TOTAL COMMON STOCKS		75,795,158

	PRINCIPAL
	AMOUNT/	FAIR
	SHARES	VALUE
CORPORATE NOTES—1.4%
DEVELOPMENT AUTHORITIES—1.4%
Everence Community Investment, Inc.,
0.78%, 12/15/11+(b)	$331,000	$331,000
Everence Community Investment, Inc.,
0.52%, 12/15/12+(b)	$443,000	443,000
Everence Community Investment, Inc.,
0.78%, 12/15/13+(b)	$331,000	301,210
TOTAL CORPORATE NOTES		1,075,210

SHORT TERM INVESTMENT—8.6%
INVESTMENT COMPANY—8.6%
JPMorgan U.S. Government Money
Market Fund, Agency Shares	7,064,795	7,064,795

TOTAL INVESTMENTS (Cost* $67,252,687)—102.8%		$83,935,163
Liabilities in excess of other assets — (2.8)%		(2,252,826)
NET ASSETS—100%		$81,682,337

+	Variable rate security. Rates presented are the rates in effect at June 30, 2011.
(a)	Non-income producing securities.
(b)
Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees:

			Acquisition
Security	Yield	Shares	Date
Everence Community Investment, Inc.	0.78%	331,000	12/2009
Everence Community Investment, Inc.	0.52%	443,000	12/2009
Everence Community Investment, Inc.	0.78%	331,000	12/2009

       At June 30, 2011, these securities had an aggregate market value of $1,075,210, representing 1.4% of net assets.

*    Represents cost for financial reporting purposes.

ADR	—	American Depositary Receipt
CVA	—	Dutch Certificate
plc	—	Public Liability Company

See accompanying notes to financial statements.

Schedule of portfolio investments
Praxis International Index Fund	June 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—99.1%
AUSTRALIA—5.8%
BANKS—0.4%
Commonwealth Bank of Australia	2,579	$145,250

BIOTECHNOLOGY—0.2%
CSL Ltd.	530	18,839
CSL Ltd.- ADR	3,812	69,188
		88,027
CAPITAL MARKETS—0.2%
Macquarie Group Ltd.- ADR	1,947	65,517

CHEMICALS—0.1%
Orica Ltd.	1,786	51,779

COMMERCIAL BANKS—1.6%
Australia & New Zealand Banking Group
Ltd.- ADR	9,143	216,689
National Australia Bank Ltd.- ADR	8,071	223,163
Westpac Banking Corp.- ADR	1,887	226,742
		666,594
CONTAINERS & PACKAGING—0.3%
Amcor Ltd.	3,344	25,912
Amcor Ltd.- ADR	3,211	99,766
		125,678
DIVERSIFIED FINANCIALS—0.0%**
Macquarie Group Ltd.	463	15,620

FOOD & STAPLES RETAILING—0.2%
Woolworths Ltd.	3,078	91,837

INSURANCE—0.1%
Suncorp Group Ltd.	5,969	52,174

METALS & MINING—2.0%
Alumina Ltd.- ADR	10,916	100,427
BHP Billiton Ltd.- ADR	6,162	583,110
Newcrest Mining Ltd.- ADR	3,594	145,557
		829,094
OIL, GAS & CONSUMABLE FUELS—0.6%
Origin Energy Ltd.	4,010	68,181
Woodside Petroleum Ltd.	876	38,646
Woodside Petroleum Ltd.- ADR	2,836	126,174
		233,001
REAL ESTATE INVESTMENT TRUSTS (REITS)—0.1%
Westfield Group REIT	4,207	39,212
		2,403,783
AUSTRIA—0.4%
COMMERCIAL BANKS—0.4%
Erste Group Bank AG	757	39,647
Erste Group Bank AG- ADR	4,328	113,783
		153,430
BELGIUM—0.3%
FOOD & STAPLES RETAILING—0.3%
Delhaize Group SA- ADR	1,594	120,124

BERMUDA—0.0%
OIL, GAS & CONSUMABLE FUELS—0.0%**
Frontline Ltd.	590	8,697

BRAZIL—3.7%
BANKS—0.2%
Banco Bradesco SA- ADR	4,607	$94,397

CHEMICALS—0.2%
Braskem SA- ADR	2,271	66,041

COMMERCIAL BANKS—0.3%
Banco do Brasil SA- ADR	1,629	29,208
Itau Unibanco Holding SA- ADR	4,556	107,294
		136,502
ELECTRIC UTILITIES—0.5%
Cia Energetica de Minas Gerais- ADR	4,265	88,029
Cia Paranaense de Energia- ADR	780	21,185
CPFL Energia SA- ADR	1,222	106,192
		215,406
FOOD & STAPLES RETAILING—0.3%
Cia Brasileira de Distribuicao Grupo Pao
de Acucar- ADR	2,382	111,835

FOOD PRODUCTS—0.2%
BRF - Brasil Foods SA- ADR	5,584	96,771

METALS & MINING—0.9%
Cia Siderurgica Nacional SA- ADR	3,783	47,136
Gerdau SA- ADR	3,330	35,032
Vale SA- ADR	8,414	268,827
		350,995
OIL, GAS & CONSUMABLE FUELS—1.0%
OGX Petroleo e Gas Participacoes
SA- ADR (a)	6,257	59,754
Petroleo Brasileiro SA- ADR	7,878	266,749
Ultrapar Participacoes SA- ADR	5,052	91,593
		418,096
WATER UTILITIES—0.1%
Cia de Saneamento Basico do Estado de
Sao Paulo- ADR	716	42,724
		1,532,767
CANADA—7.6%
AUTO COMPONENTS—0.2%
Magna International, Inc.	1,404	75,872

CHEMICALS—0.7%
Agrium, Inc.	739	64,855
Methanex Corp.	1,929	60,532
Potash Corp of Saskatchewan, Inc.	2,493	142,076
		267,463
COMMERCIAL BANKS—1.6%
Bank of Montreal	1,353	85,983
Bank of Nova Scotia	2,930	176,298
Canadian Imperial Bank of Commerce	1,086	85,761
Royal Bank of Canada	3,121	177,991
Toronto-Dominion Bank	1,762	149,594
		675,627
COMMERCIAL SERVICES & SUPPLIES—0.0%**
Progressive Waste Solutions Ltd.	790	19,671

HOTELS, RESTAURANTS & LEISURE—0.2%
Tim Hortons, Inc.	1,519	74,142

See accompanying notes to financial statements.

Schedule of portfolio investments, continued
Praxis International Index Fund	June 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—99.1%, continued
CANADA—7.6%, continued
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS—0.1%
TransAlta Corp.	1,844	$39,388

INSURANCE—0.3%
Manulife Financial Corp.	3,530	62,340
Sun Life Financial, Inc.	1,718	51,677
		114,017
MATERIALS—0.1%
Agnico-Eagle Mines Ltd.	912	57,575

MEDIA—0.2%
Shaw Communications, Inc., Class B	3,171	72,394

METALS & MINING—1.1%
Barrick Gold Corp.	2,318	104,982
Eldorado Gold Corp.	1,057	15,580
Kinross Gold Corp.	4,398	69,488
Taseko Mines Ltd. (a)	7,158	35,504
Teck Resources Ltd., Class B	3,655	185,455
Thompson Creek Metals Co., Inc. (a)	4,395	43,862
		454,871
OIL, GAS & CONSUMABLE FUELS—2.4%
Canadian Natural Resources Ltd.	3,994	167,189
Cenovus Energy, Inc.	4,110	154,783
Enbridge, Inc.	5,822	188,982
Encana Corp.	2,939	90,492
Nexen, Inc.	2,371	53,347
Penn West Petroleum Ltd.	1,667	38,474
Suncor Energy, Inc.	4,928	192,685
Talisman Energy, Inc.	5,261	107,798
		993,750
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.2%
Brookfield Asset Management, Inc., Class A	2,835	94,037

ROAD & RAIL—0.4%
Canadian National Railway Co.	1,083	86,532
Canadian Pacific Railway Ltd.	1,287	80,206
		166,738
TECHNOLOGY HARDWARE & EQUIPMENT—0.1%
Research In Motion Ltd. (a)	1,012	29,196
		3,134,741
CHILE—0.7%
AIRLINES—0.1%
Lan Airlines SA- ADR	988	28,178

BEVERAGES—0.1%
Embotelladora Andina SA, Class B- ADR	1,729	49,882

CHEMICALS—0.3%
Sociedad Quimica y Minera de Chile SA- ADR	2,198	142,254

COMMERCIAL BANKS—0.2%
Corpbanca- ADR	3,140	75,046
		295,360

CHINA—2.4%
AIRLINES—0.2%
China Eastern Airlines Corp. Ltd.- ADR (a)	2,802	$62,709
China Southern Airlines Co. Ltd.- ADR (a)	1,296	35,044
		97,753
CHEMICALS—0.2%
Sinopec Shanghai Petrochemical Co. Ltd.- ADR	1,403	61,732

COMMERCIAL BANKS—0.7%
China Construction Bank Corp.- ADR	16,143	268,781

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
China Telecom Corp. Ltd.- ADR	1,342	87,834

INSURANCE—0.6%
China Life Insurance Co. Ltd.- ADR	5,022	260,340

INTERNET SOFTWARE & SERVICES—0.4%
Tencent Holdings Ltd.- ADR	6,040	165,496

ROAD & RAIL—0.1%
Guangshen Railway Co. Ltd.- ADR	2,256	47,376
		989,312
COLOMBIA—0.6%
COMMERCIAL BANKS—0.3%
BanColombia SA- ADR	1,659	110,705

OIL, GAS & CONSUMABLE FUELS—0.3%
Ecopetrol SA- ADR	2,831	124,592
		235,297
DENMARK—0.7%
COMMERCIAL BANKS—0.1%
Danske Bank A/S- ADR (a)	6,614	60,320

PHARMACEUTICALS—0.6%
Novo Nordisk A/S- ADR	1,904	238,533
		298,853
FINLAND—0.5%
COMMUNICATIONS EQUIPMENT—0.2%
Nokia OYJ- ADR	10,739	68,945

PAPER & FOREST PRODUCTS—0.3%
Stora Enso OYJ- ADR	11,880	124,621
		193,566
FRANCE—6.9%
AUTO COMPONENTS—0.5%
Cie Generale des Etablissements
Michelin- ADR	4,285	84,114
Cie Generale des Etablissements
Michelin, Class B	370	36,238
Valeo SA- ADR	2,696	92,338
		212,690
CAPITAL GOODS—0.2%
Cie de Saint-Gobain	1,071	69,420

COMMERCIAL BANKS—0.8%
BNP Paribas SA- ADR	5,874	227,030
Societe Generale- ADR	8,975	106,668
		333,698

See accompanying notes to financial statements.

Schedule of portfolio investments, continued
Praxis International Index Fund	June 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—99.1%, continued
FRANCE—6.9%, continued
CONSTRUCTION & ENGINEERING—0.6%
Bouygues SA	956	$42,040
Vinci SA- ADR	12,602	202,388
		244,428
CONSTRUCTION MATERIALS—0.2%
Lafarge SA	430	27,399
Lafarge SA- ADR	3,968	61,663
		89,062
DIVERSIFIED FINANCIAL SERVICES—0.1%
Credit Agricole SA- ADR	3,795	28,652

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
France Telecom SA- ADR	4,942	105,215

ELECTRICAL EQUIPMENT—0.6%
Schneider Electric SA	457	76,306
Schneider Electric SA- ADR	10,410	175,201
		251,507
ENERGY EQUIPMENT & SERVICES—0.6%
Cie Generale de Geophysique - Veritas- ADR (a)	2,968	108,570
Technip SA- ADR	5,684	152,615
		261,185
FOOD & STAPLES RETAILING—0.2%
Carrefour SA- ADR	13,380	104,498

FOOD PRODUCTS—0.7%
Danone SA- ADR	18,955	283,377

HEALTH CARE EQUIPMENT & SUPPLIES—0.2%
Cie Generale d’Optique Essilor International SA	900	73,025

INSURANCE—0.4%
AXA SA- ADR	7,294	166,157

MEDIA—0.5%
Publicis Groupe SA- ADR	4,620	129,314
Vivendi SA	2,408	67,118
		196,432
MULTI-UTILITIES—0.4%
GDF Suez- ADR	1,918	70,487
Veolia Environnement SA- ADR	3,612	102,364
		172,851
PERSONAL PRODUCTS—0.4%
L’Oreal SA	382	49,574
L’Oreal SA- ADR	5,140	134,359
		183,933
SOFTWARE—0.2%
Dassault Systemes SA- ADR	805	68,908
		2,845,038
GERMANY—6.6%
AIR FREIGHT & LOGISTICS—0.1%
Deutsche Post AG	1,591	30,586

AIRLINES—0.1%
Deutsche Lufthansa AG- ADR	2,402	52,412

AUTOMOBILES—0.6%
Bayerische Motoren Werke AG- ADR	4,901	$161,978
Volkswagen AG- ADR	1,965	72,371
		234,349
CAPITAL MARKETS—0.4%
Deutsche Bank AG	2,834	167,886

CHEMICALS—1.0%
BASF SE- ADR	4,043	396,457

CONSUMER DURABLES & APPAREL—0.1%
Adidas AG	717	56,845

DIVERSIFIED FINANCIALS—0.3%
Deutsche Boerse AG	386	29,309
Deutsche Boerse AG- ADR	10,140	77,368
		106,677
DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
Deutsche Telekom AG- ADR	9,016	140,920

HEALTH CARE PROVIDERS & SERVICES—0.4%
Fresenius Medical Care AG & Co. KGaA- ADR	2,282	170,465

INSURANCE—1.1%
Allianz SE- ADR	20,430	286,429
Muenchener Rueckversicherungs AG- ADR	6,970	106,850
Muenchener Rueckversicherungs
Gesellschaft AG	376	57,398
		450,677
MACHINERY—0.2%
MAN SE	389	51,815
MAN SE- ADR	4,026	53,505
		105,320
MULTI-UTILITIES—0.3%
RWE AG- ADR	1,927	106,949

PHARMACEUTICALS—0.6%
Bayer AG- ADR	2,987	240,633

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.1%
Infineon Technologies AG- ADR	5,568	62,640

SOFTWARE—0.5%
SAP AG- ADR	3,157	191,472

TEXTILES, APPAREL & LUXURY GOODS—0.3%
Adidas AG- ADR	2,210	88,113
Puma AG Rudolf Dassler Sport	105	33,192
		121,305
TRUCKING—0.2%
Deutsche Post AG- ADR	3,960	76,270
		2,711,863
GREECE—0.2%
BEVERAGES—0.2%
Coca Cola Hellenic Bottling Co. SA- ADR (a)	2,295	61,414

COMMERCIAL BANKS—0.0%**
National Bank of Greece SA- ADR (a)	10,440	14,929
		76,343

See accompanying notes to financial statements.

Schedule of portfolio investments, continued
Praxis International Index Fund	June 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—99.1%, continued
HONG KONG—3.5%
COMMERCIAL BANKS—0.5%
BOC Hong Kong Holdings Ltd.	14,000	$40,781
BOC Hong Kong Holdings Ltd.- ADR	1,754	102,311
Hang Seng Bank Ltd.	4,200	67,185
		210,277
DISTRIBUTORS—0.2%
Li & Fung Ltd.	12,000	23,984
Li & Fung Ltd.- ADR	12,287	51,483
		75,467
DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
China Unicom Hong Kong Ltd.- ADR	7,913	160,396

INDUSTRIAL CONGLOMERATES—0.3%
Jardine Matheson Holdings Ltd.	751	43,126
Jardine Matheson Holdings Ltd.- ADR	1,684	96,493
		139,619
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.3%
Hang Lung Properties Ltd.	11,000	45,228
Henderson Land Development Co. Ltd.	8,000	51,733
Sun Hung Kai Properties Ltd.	3,000	43,853
Sun Hung Kai Properties Ltd.- ADR	11,170	163,082
Swire Pacific Ltd., Series A- ADR	12,307	181,528
Wharf Holdings Ltd.	8,000	55,788
		541,212
SPECIALTY RETAIL—0.1%
Esprit Holdings Ltd.	2,500	7,811
Esprit Holdings Ltd.- ADR	4,499	28,164
		35,975
TELECOMMUNICATION SERVICES—0.7%
China Mobile Ltd.- ADR	6,187	289,428
		1,452,374
HUNGARY—0.3%
DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
Magyar Telekom Telecommunications plc- ADR	6,987	111,792

INDIA—1.9%
BANKS—0.3%
ICICI Bank Ltd.- ADR	2,666	131,434

COMMERCIAL BANKS—0.3%
HDFC Bank Ltd.- ADR	793	139,877

IT SERVICES—0.5%
Infosys Ltd.- ADR	2,078	135,548
Wipro Ltd.- ADR	6,008	79,125
		214,673
MACHINERY—0.3%
Tata Motors Ltd.- ADR	4,990	112,325

METALS & MINING—0.3%
Sterlite Industries India Ltd.- ADR (a)	7,937	119,452

PHARMACEUTICALS—0.2%
Dr. Reddy’s Laboratories Ltd.- ADR	1,964	67,424
		785,185
INDONESIA—0.8%
COMMERCIAL BANKS—0.3%
PT Bank Mandiri- ADR	17,087	141,139

DIVERSIFIED TELECOMMUNICATION
SERVICES—0.2%
Telekomunikasi Indonesia Tbk PT- ADR	1,803	62,203

MACHINERY—0.3%
United Tractors Tbk PT- ADR	2,162	126,866
		330,208
IRELAND—0.9%
COMMERCIAL SERVICES & SUPPLIES—0.3%
Experian plc	3,191	40,647
Experian plc- ADR	4,814	61,475
		102,122
CONSTRUCTION MATERIALS—0.1%
CRH plc- ADR	2,554	57,516

MEDIA—0.2%
WPP plc- ADR	1,328	83,332

PHARMACEUTICALS—0.3%
Shire plc- ADR	1,478	139,242
		382,212
ISRAEL—0.5%
PHARMACEUTICALS—0.3%
Teva Pharmaceutical Industries Ltd.- ADR	3,075	148,277

SOFTWARE—0.2%
Check Point Software Technologies Ltd. (a)	1,232	70,039
		218,316
ITALY—1.7%
AUTOMOBILES—0.3%
Fiat SpA	2,547	27,987
Fiat SpA- ADR	8,202	90,632
		118,619
BANKS—0.1%
UniCredit SpA	14,781	31,287

COMMERCIAL BANKS—0.1%
Intesa Sanpaolo SpA	4,425	11,783
Intesa Sanpaolo SpA- ADR	2,243	35,955
		47,738
ELECTRIC UTILITIES—0.1%
Enel SpA	9,543	62,356

INSURANCE—0.1%
Assicurazioni Generali SpA	2,092	44,105

OIL, GAS & CONSUMABLE FUELS—0.6%
ENI SpA- ADR	5,257	249,970

TEXTILES, APPAREL & LUXURY GOODS—0.3%
Luxottica Group SpA- ADR	3,721	119,444

TRANSPORTATION INFRASTRUCTURE—0.1%
Atlantia SpA	2,222	47,316
		720,835

See accompanying notes to financial statements.

Schedule of portfolio investments, continued
Praxis International Index Fund	June 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—99.1%, continued
JAPAN—13.9%
AUTO COMPONENTS—0.5%
Bridgestone Corp.	1,656	$38,155
Bridgestone Corp.- ADR	426	19,762
Denso Corp.	1,200	44,631
Denso Corp.- ADR	5,122	95,730
		198,278
AUTOMOBILES—1.8%
Honda Motor Co. Ltd.- ADR	6,411	247,529
Nissan Motor Co. Ltd.- ADR	6,614	139,225
Toyota Motor Corp.- ADR	4,199	346,081
		732,835
BUILDING PRODUCTS—0.3%
Asahi Glass Co. Ltd.	3,000	35,107
Asahi Glass Co. Ltd.- ADR	9,001	105,312
		140,419
CAPITAL GOODS—0.3%
Makita Corp.	600	27,959
Makita Corp.- ADR	1,694	79,178
		107,137
CAPITAL MARKETS—0.3%
Daiwa Securities Group, Inc.	3,000	13,218
Daiwa Securities Group, Inc.- ADR	13,662	60,933
Nomura Holdings, Inc.- ADR	10,538	51,952
		126,103
CHEMICALS—0.5%
Nitto Denko Corp.	500	25,406
Nitto Denko Corp.- ADR	1,465	74,554
Shin-Etsu Chemical Co. Ltd.	800	42,881
Sumitomo Chemical Co. Ltd.	7,000	34,952
Toray Industries, Inc.	6,000	44,305
		222,098
COMMERCIAL BANKS—1.1%
Mitsubishi UFJ Financial Group, Inc.- ADR	34,414	166,220
Mizuho Financial Group, Inc.- ADR	28,470	93,382
Sumitomo Mitsui Financial Group, Inc.- ADR	25,390	156,148
Sumitomo Mitsui Trust Holdings, Inc.	2,980	10,373
Sumitomo Mitsui Trust Holdings, Inc.- ADR (a)	9,732	33,283
		459,406
COMMERCIAL SERVICES & SUPPLIES—0.2%
Dai Nippon Printing Co. Ltd.- ADR	7,467	83,556

COMPUTERS & PERIPHERALS—0.3%
Fujitsu Ltd.	2,000	11,432
Fujitsu Ltd.- ADR	1,240	35,476
Seiko Epson Corp.	600	10,400
Seiko Epson Corp.- ADR	5,156	44,806
		102,114
CONSTRUCTION & ENGINEERING—0.2%
JGC Corp.	2,000	54,794
Obayashi Corp.	9,000	39,310
		94,104
DIVERSIFIED FINANCIAL SERVICES—0.2%
ORIX Corp.	230	22,373
ORIX Corp.- ADR	1,460	71,379
		93,752

DIVERSIFIED TELECOMMUNICATION
SERVICES—0.1%
Nippon Telegraph & Telephone Corp.- ADR	1,894	$45,797

ELECTRIC UTILITIES—0.2%
Chubu Electric Power Co., Inc.	1,800	35,152
Tohoku Electric Power Co., Inc.	2,200	31,747
Tokyo Electric Power Co., Inc.	2,400	9,715
		76,614
ELECTRICAL EQUIPMENT—0.2%
Nidec Corp.- ADR	4,156	97,084

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.5%
FUJIFILM Holdings Corp.- ADR	1,890	59,025
Hoya Corp.	500	11,069
Hoya Corp.- ADR	1,734	38,564
Kyocera Corp.- ADR	620	63,501
Murata Manufacturing Co. Ltd.	500	33,429
		205,588
HEALTH CARE EQUIPMENT & SUPPLIES—0.1%
Terumo Corp.	600	32,481

HOUSEHOLD DURABLES—0.9%
Panasonic Corp.- ADR	9,594	117,430
Sekisui House Ltd.	2,000	18,622
Sekisui House Ltd.- ADR	7,457	69,425
Sharp Corp.	2,000	18,252
Sharp Corp.- ADR	3,930	35,920
Sony Corp.- ADR	4,384	115,694
		375,343
INSURANCE—0.3%
MS&AD Insurance Group Holdings- ADR	7,744	90,140
Tokio Marine Holdings, Inc.- ADR	1,609	45,084
		135,224
INTEGRATED TELECOMMUNICATION SERVICES—0.3%
KDDI Corp.- ADR	1,700	122,757

MACHINERY—0.9%
FANUC Corp.- ADR	7,302	204,456
Kubota Corp.- ADR	2,673	119,002
SMC Corp.	300	54,081
		377,539
MARINE—0.1%
Nippon Yusen KK- ADR	7,243	53,815

METALS & MINING—0.3%
Nippon Steel Corp.	13,000	42,174
Sumitomo Metal Mining Co. Ltd.	4,000	65,717
		107,891
OFFICE ELECTRONICS—0.5%
Canon, Inc.- ADR	3,690	175,607
Ricoh Co. Ltd.	1,000	11,094
Ricoh Co. Ltd.- ADR	542	30,070
		216,771

See accompanying notes to financial statements.

Schedule of portfolio investments, continued
Praxis International Index Fund	June 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—99.1%, continued
JAPAN—13.9%, continued
PERSONAL PRODUCTS—0.5%
Kao Corp.- ADR	4,463	$117,645
Shiseido Co. Ltd.- ADR	5,404	101,433
		219,078
PHARMACEUTICALS—0.7%
Astellas Pharma, Inc.	500	19,401
Astellas Pharma, Inc.- ADR	2,174	84,177
Daiichi Sankyo Co. Ltd.	1,700	33,220
Takeda Pharmaceutical Co. Ltd.- ADR	6,044	139,495
		276,293
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.8%
Daiwa House Industry Co. Ltd.- ADR	939	118,615
Mitsubishi Estate Co. Ltd.	1,000	17,550
Mitsubishi Estate Co. Ltd.- ADR	714	124,807
Mitsui Fudosan Co. Ltd.	2,000	34,446
Sumitomo Realty & Development Co. Ltd.	2,000	44,699
		340,117
ROAD & RAIL—0.6%
Central Japan Railway Co.	5	39,306
East Japan Railway Co.	290	16,609
East Japan Railway Co.- ADR	15,030	143,987
Keikyu Corp.	5,000	36,055
		235,957
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.0%**
Rohm Co. Ltd.- ADR	188	5,343

SOFTWARE—0.2%
Nintendo Co. Ltd.- ADR	2,744	63,935

TECHNOLOGY HARDWARE & EQUIPMENT—0.1%
TDK Corp.	200	11,032
TDK Corp.- ADR	576	31,836
		42,868
TEXTILES, APPAREL & LUXURY GOODS—0.2%
Wacoal Holdings Corp.- ADR	945	58,703

TRADING COMPANIES & DISTRIBUTORS—0.4%
Mitsui & Co. Ltd.- ADR	424	147,976

WIRELESS TELECOMMUNICATION SERVICES—0.3%
NTT DoCoMo, Inc.- ADR	4,700	84,177
Softbank Corp.	1,300	49,234
		133,411
		5,730,387
JERSEY—0.1%
METALS & MINING—0.1%
Randgold Resources Ltd.- ADR	358	30,090

MEXICO—1.3%
BEVERAGES—0.2%
Coca-Cola Femsa SAB de CV- ADR	806	74,966

CONSTRUCTION & ENGINEERING—0.1%
Empresas ICA SAB de CV- ADR (a)	5,565	51,309

CONSTRUCTION MATERIALS—0.1%
Cemex SAB de CV- ADR (a)	7,034	60,493

FOOD & STAPLES RETAILING—0.3%
Wal-Mart de Mexico SAB de CV- ADR	4,742	$141,170

MEDIA—0.2%
Grupo Televisa SA- ADR	2,932	72,127

TRANSPORTATION INFRASTRUCTURE—0.2%
Grupo Aeroportuario del Pacifico SAB de
CV- ADR	1,821	74,588

WIRELESS TELECOMMUNICATION SERVICES—0.2%
America Movil SAB de CV, Series L- ADR	1,548	83,406
		558,059
NETHERLANDS—3.9%
AIR FREIGHT & LOGISTICS—0.1%
PostNL NV	667	5,652
PostNL NV- ADR	1,500	12,675
TNT Express NV (a)	667	6,918
TNT Express NV- ADR (a)	1,500	15,315
		40,560
CHEMICALS—0.3%
Akzo Nobel NV- ADR	2,143	135,609

DIVERSIFIED FINANCIAL SERVICES—0.4%
ING Groep NV- ADR (a)	12,689	156,963

FOOD & STAPLES RETAILING—0.3%
Koninklijke Ahold NV- ADR	8,413	112,902

FOOD PRODUCTS—0.4%
Unilever NV - NY Registry Shares	5,040	165,564

INDUSTRIAL CONGLOMERATES—0.3%
Koninklijke Philips Electronics NV	4,198	107,805

INSURANCE—0.2%
Aegon NV (a)	10,038	68,258

LIFE SCIENCES TOOLS & SERVICES—0.1%
QIAGEN NV (a)	2,927	55,672

MEDIA—0.2%
Wolters Kluwer NV	954	21,150
Wolters Kluwer NV- ADR	1,881	41,702
		62,852
OIL, GAS & CONSUMABLE FUELS—1.6%
Royal Dutch Shell plc, Class A- ADR	9,318	662,789

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.0%**
ASML Holding NV	560	20,698
		1,589,672
NORWAY—0.8%
CHEMICALS—0.2%
Yara International ASA- ADR	1,204	68,243

METALS & MINING—0.3%
Norsk Hydro ASA	4,183	32,021
Norsk Hydro ASA- ADR	13,201	100,988
		133,009

See accompanying notes to financial statements.

Schedule of portfolio investments, continued
Praxis International Index Fund	June 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—99.1%, continued
NORWAY—0.8%, continued
OIL, GAS & CONSUMABLE FUELS—0.3%
Statoil ASA- ADR	5,772	$146,897
		348,149
PERU—0.2%
METALS & MINING—0.2%
Cia de Minas Buenaventura SA- ADR	1,836	69,731

PORTUGAL—0.2%
DIVERSIFIED TELECOMMUNICATION SERVICES—0.1%
Portugal Telecom SGPS SA- ADR	5,151	50,686

ELECTRIC UTILITIES—0.1%
EDP - Energias de Portugal SA	10,966	38,916
		89,602
RUSSIA—0.7%
WIRELESS TELECOMMUNICATION SERVICES—0.7%
Mobile Telesystems OJSC- ADR	14,878	282,979

SINGAPORE—1.8%
BANKS—0.2%
DBS Group Holdings Ltd.	6,656	79,621

COMMERCIAL BANKS—0.8%
DBS Group Holdings Ltd.- ADR	2,784	133,660
United Overseas Bank Ltd.	5,187	83,278
United Overseas Bank Ltd.- ADR	4,113	133,179
		350,117
DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Singapore Telecommunications Ltd.- ADR	2,847	73,054

INDUSTRIAL CONGLOMERATES—0.6%
Keppel Corp. Ltd.- ADR	13,566	243,916
		746,708
SOUTH AFRICA—1.8%
COMMERCIAL BANKS—0.3%
Standard Bank Group Ltd.- ADR	3,812	113,102

METALS & MINING—0.8%
AngloGold Ashanti Ltd.- ADR	2,109	88,768
Gold Fields Ltd.- ADR	5,538	80,799
Harmony Gold Mining Co. Ltd.- ADR	6,602	87,279
Impala Platinum Holdings Ltd.- ADR	2,516	67,454
		324,300
OIL, GAS & CONSUMABLE FUELS—0.4%
Sasol Ltd.- ADR	3,496	184,903

WIRELESS TELECOMMUNICATION SERVICES—0.3%
MTN Group Ltd.- ADR	4,831	103,383
		725,688
SOUTH KOREA—2.9%
COMMERCIAL BANKS—1.4%
KB Financial Group, Inc.- ADR	4,131	197,462
Shinhan Financial Group Co. Ltd.- ADR	2,367	227,113
Woori Finance Holdings Co. Ltd.- ADR	3,757	148,439
		573,014
DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
KT Corp.- ADR	5,471	106,356

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.2%
LG Display Co. Ltd.- ADR	7,139	$100,303

METALS & MINING—0.6%
POSCO- ADR	2,221	241,245

WIRELESS TELECOMMUNICATION SERVICES—0.4%
SK Telecom Co. Ltd.- ADR	9,211	172,246
		1,193,164
SPAIN—2.7%
COMMERCIAL BANKS—0.9%
Banco Bilbao Vizcaya Argentaria SA- ADR	11,196	131,441
Banco Santander SA- ADR	21,462	247,028
		378,469
DIVERSIFIED TELECOMMUNICATION SERVICES—0.6%
Telefonica SA- ADR	10,193	249,626

ELECTRIC UTILITIES—0.4%
Iberdrola SA- ADR (a)	4,209	150,430

METALS & MINING—0.1%
Acerinox SA	2,098	38,256

OIL, GAS & CONSUMABLE FUELS—0.6%
Repsol YPF SA- ADR	6,851	238,141

RETAILING—0.1%
Inditex SA	678	61,775
		1,116,697
SWEDEN—2.0%
COMMUNICATIONS EQUIPMENT—0.3%
Telefonaktiebolaget LM Ericsson- ADR	9,870	141,930

MACHINERY—1.1%
Atlas Copco AB- ADR	7,261	191,037
Atlas Copco AB, Class A	3,373	88,832
Sandvik AB	3,417	59,864
Sandvik AB- ADR	7,068	123,973
		463,706
PAPER & FOREST PRODUCTS—0.2%
Svenska Cellulosa AB, Class B	4,800	67,678

RETAILING—0.1%
Hennes & Mauritz AB (H&M), Class B	1,624	56,064

SPECIALTY RETAIL—0.3%
Hennes & Mauritz AB- ADR	16,410	113,065
		842,443
SWITZERLAND—6.2%
CAPITAL MARKETS—0.9%
Credit Suisse Group AG- ADR	3,553	138,638
Julius Baer Group Ltd. (a)	936	38,664
UBS AG (a)	11,726	214,117
		391,419
CHEMICALS—0.5%
Syngenta AG- ADR	2,905	196,262

COMPUTERS & PERIPHERALS—0.1%
Logitech International SA (a)	2,644	29,718

See accompanying notes to financial statements.

Schedule of portfolio investments, continued
Praxis International Index Fund	June 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—99.1%, continued
SWITZERLAND—6.2%, continued
DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Swisscom AG- ADR	1,780	$81,453

ELECTRICAL EQUIPMENT—0.8%
ABB Ltd.- ADR (a)	13,586	352,557

INSURANCE—0.8%
Swiss Reinsurance Co. Ltd. (a)	2,040	113,828
Zurich Financial Services AG- ADR (a)	8,640	218,937
		332,765
METALS & MINING—0.6%
Xstrata plc- ADR	56,520	248,688

PHARMACEUTICALS—2.0%
Novartis AG- ADR	7,184	439,014
Roche Holding AG- ADR	8,808	369,584
		808,598
PROFESSIONAL SERVICES—0.1%
Adecco SA (a)	710	45,572

TRADING COMPANIES & DISTRIBUTORS—0.2%
Wolseley plc	581	18,965
Wolseley plc- ADR	17,340	55,661
		74,626
		2,561,658
TAIWAN—2.2%
DIVERSIFIED TELECOMMUNICATION SERVICES—0.1%
Chunghwa Telecom Co. Ltd.- ADR	1,055	36,450

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.3%
AU Optronics Corp.- ADR (a)	16,883	116,155

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.8%
Advanced Semiconductor Engineering, Inc.- ADR	29,374	165,669
Siliconware Precision Industries Co.- ADR	19,234	119,636
Taiwan Semiconductor Manufacturing Co. Ltd.- ADR	27,664	348,843
United Microelectronics Corp.- ADR	44,783	114,645
		748,793
		901,398
TURKEY—0.3%
COMMERCIAL BANKS—0.3%
Turkiye Garanti Bankasi AS- ADR	23,408	107,677

UNITED KINGDOM—11.6%
CAPITAL MARKETS—0.1%
Man Group plc	3,940	14,987
Man Group plc- ADR	7,608	29,215
		44,202
COMMERCIAL BANKS—1.5%
Barclays plc- ADR	7,014	115,240
HSBC Holdings plc- ADR	8,588	426,137
Lloyds Banking Group plc- ADR (a)	19,484	60,790
		602,167
DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
BT Group plc- ADR	2,806	91,756

ELECTRIC UTILITIES—0.4%
Scottish & Southern Energy plc- ADR	7,531	$169,598

ENERGY EQUIPMENT & SERVICES—0.2%
Subsea 7 SA- ADR (a)	2,434	62,603

FOOD & STAPLES RETAILING—0.3%
J Sainsbury plc	4,806	25,459
J Sainsbury plc- ADR	1,966	41,443
WM Morrison Supermarkets plc	7,868	37,632
		104,534
HEALTH CARE EQUIPMENT & SUPPLIES—0.1%
Smith & Nephew plc- ADR	1,153	62,446

HOTELS, RESTAURANTS & LEISURE—0.5%
Carnival plc- ADR	1,539	59,775
Compass Group plc- ADR	13,066	126,740
		186,515
HOUSEHOLD PRODUCTS—0.3%
Reckitt Benckiser Group plc	1,019	56,281
Reckitt Benckiser Group plc- ADR	7,895	87,556
		143,837
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS—0.2%
International Power plc	4,881	25,209
International Power plc- ADR	914	47,025
		72,234
INSURANCE—0.5%
Aviva plc	6,027	42,424
Prudential plc- ADR	7,164	165,704
		208,128
MATERIALS—0.2%
Antofagasta plc	3,335	74,631

MEDIA—0.6%
British Sky Broadcasting Group plc	3,176	43,118
British Sky Broadcasting Group plc- ADR	934	50,912
Pearson plc- ADR	4,455	84,689
Reed Elsevier plc- ADR	1,985	72,413
		251,132
METALS & MINING—1.2%
Antofagasta plc- ADR	1,875	83,719
Rio Tinto plc- ADR	5,467	395,373
		479,092
MULTILINE RETAIL—0.2%
Marks & Spencer Group plc- ADR	5,459	62,997

MULTI-UTILITIES—1.0%
Centrica plc	7,002	36,358
Centrica plc- ADR	4,689	97,813
National Grid plc- ADR	3,670	181,408
United Utilities Group plc- ADR	5,897	112,986
		428,565

See accompanying notes to financial statements.

Schedule of portfolio investments, continued
Praxis International Index Fund	June 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—99.1%, continued
UNITED KINGDOM—11.6%, continued
OIL, GAS & CONSUMABLE FUELS—1.9%
BG Group plc- ADR	2,588	$295,679
BP plc- ADR	8,546	378,502
Tullow Oil plc	1,784	35,527
Tullow Oil plc- ADR	7,812	77,417
		787,125
PHARMACEUTICALS—1.1%
AstraZeneca plc- ADR	3,599	180,202
GlaxoSmithKline plc- ADR	6,253	268,254
		448,456
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.2%
ARM Holdings plc- ADR	3,422	97,287

SOFTWARE—0.1%
Sage Group plc	3,343	15,499
Sage Group plc- ADR	2,441	45,207
		60,706
SPECIALTY RETAIL—0.1%
Kingfisher plc- ADR	6,958	59,560

WIRELESS TELECOMMUNICATION SERVICES—0.7%
Vodafone Group plc- ADR	10,308	275,430
		4,773,001
UNITED STATES—0.5%
HEALTH CARE TECHNOLOGY—0.1%
SXC Health Solutions Corp. (a)	939	55,326

MEDIA—0.1%
Thomson Reuters Corp.	931	34,968

METALS & MINING—0.1%
Sims Metal Management Ltd.- ADR	2,644	50,210

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.2%
Brookfield Office Properties, Inc.	3,769	72,666
		213,170
TOTAL COMMON STOCKS		40,880,369

SHORT TERM INVESTMENT—0.9%
INVESTMENT COMPANY—0.9%
JPMorgan U.S. Government Money Market
Fund, Agency Shares	378,749	378,749

TOTAL INVESTMENTS (Cost* $41,478,426)—100.0%		$41,259,118
Liabilities in excess of other assets — 0.0%**		(17,268)
NET ASSETS—100%		$41,241,850

(a)	Non-income producing securities.
*	Represents cost for financial reporting purposes.
**	Amount rounds to less than 0.1%.

ADR	—	American Depositary Receipt
plc	—	Public Liability Company
REIT	—	Real Estate Investment Trust

See accompanying notes to financial statements.

Schedule of portfolio investments
Praxis Value Index Fund	June 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—97.7%
AIRLINES—0.5%
Delta Air Lines, Inc.(a)	6,669	$61,155
Southwest Airlines Co.	10,063	114,919
United Continental Holdings, Inc.(a)	4,220	95,499
		271,573
AUTO COMPONENTS—0.2%
Autoliv, Inc.	465	36,479
Lear Corp.	1,093	58,454
		94,933
AUTOMOBILES—0.2%
General Motors Co.(a)	3,891	118,131

BEVERAGES—0.3%
Coca-Cola Enterprises, Inc.	4,031	117,625
Dr. Pepper Snapple Group, Inc.	1,738	72,874
		190,499
BIOTECHNOLOGY—0.6%
Amgen, Inc.(a)	4,943	288,424
Cephalon, Inc.(a)	652	52,095
		340,519
BUILDING PRODUCTS—0.2%
Masco Corp.	5,766	69,365
Owens Corning(a)	1,759	65,699
		135,064
CAPITAL MARKETS—4.0%
Ameriprise Financial, Inc.	2,516	145,123
Bank of New York Mellon Corp.	16,131	413,276
BlackRock, Inc.	1,071	205,428
Goldman Sachs Group, Inc.	6,013	800,270
Legg Mason, Inc.	2,963	97,068
Morgan Stanley	17,185	395,427
Raymond James Financial, Inc.	876	28,163
State Street Corp.	5,540	249,799
		2,334,554
CHEMICALS—1.7%
Air Products & Chemicals, Inc.	983	93,955
Airgas, Inc.	1,048	73,402
Albemarle Corp.	1,285	88,922
Ashland, Inc.	1,112	71,858
E.I. du Pont de Nemours & Co.	7,498	405,267
FMC Corp.	861	74,063
Huntsman Corp.	2,004	37,776
International Flavors & Fragrances, Inc.	1,910	122,698
LyondellBasell Industries NV, Class A	914	35,207
		1,003,148
COMMERCIAL BANKS—6.5%
BB&T Corp.	8,292	222,557
CIT Group, Inc.(a)	2,126	94,097
Comerica, Inc.	1,809	62,537
Fifth Third Bancorp	11,090	141,398
First Horizon National Corp.	4,659	44,447
Huntington Bancshares, Inc.	10,533	69,096
KeyCorp	12,151	101,218
M&T Bank Corp.	1,320	116,094
Marshall & Ilsley Corp.	7,130	56,826
PNC Financial Services Group, Inc.	5,556	331,193
Regions Financial Corp.	16,978	105,264
SunTrust Banks, Inc.	5,767	148,789
U.S. Bancorp	21,297	543,286
Wells Fargo & Co.	59,752	1,676,641
Zions Bancorp	2,722	65,355
		3,778,798
COMMERCIAL SERVICES & SUPPLIES—0.8%
Avery Dennison Corp.	2,140	82,668
Pitney Bowes, Inc.	2,461	56,578
R.R. Donnelley & Sons Co.	3,672	72,008
Waste Management, Inc.	6,946	258,878
		470,132
COMMUNICATIONS EQUIPMENT—0.3%
Motorola Mobility Holdings, Inc.(a)	1	22
Motorola Solutions, Inc.(a)	2,418	111,325
Tellabs, Inc.	8,127	37,465
		148,812
COMPUTERS & PERIPHERALS—1.7%
Dell, Inc.(a)	11,287	188,154
Hewlett-Packard Co.	16,753	609,809
SanDisk Corp.(a)	670	27,805
Seagate Technology plc	6,861	110,874
Western Digital Corp.(a)	1,612	58,645
		995,287
CONSTRUCTION MATERIALS—0.1%
Vulcan Materials Co.	2,061	79,410

CONSUMER FINANCE—0.6%
Capital One Financial Corp.	5,236	270,544
SLM Corp.	6,152	103,415
		373,959
CONTAINERS & PACKAGING—0.4%
Bemis Co., Inc.	4,163	140,626
Owens-Illinois, Inc.(a)	2,703	69,764
		210,390
DISTRIBUTORS—0.3%
Genuine Parts Co.	2,860	155,584

DIVERSIFIED CONSUMER SERVICES—0.1%
H&R Block, Inc.	4,703	75,436

DIVERSIFIED FINANCIAL SERVICES—8.8%
Bank of America Corp.	122,804	1,345,932
Citigroup, Inc.	33,732	1,404,600
CME Group, Inc., Class A	694	202,363
JPMorgan Chase & Co.	46,604	1,907,968
Moody’s Corp.	796	30,527
NASDAQ OMX Group, Inc.(a)	3,172	80,252
NYSE Euronext	4,404	150,925
		5,122,567
DIVERSIFIED TELECOMMUNICATION SERVICES—6.7%
AT&T, Inc.	69,390	2,179,540
CenturyLink, Inc.	7,428	300,314
Frontier Communications Corp.	14,847	119,815
Verizon Communications, Inc.	32,653	1,215,671
Windstream Corp.	9,242	119,777
		3,935,117

See accompanying notes to financial statements.

Schedule of portfolio investments, continued
Praxis Value Index Fund	June 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—97.7%, continued
ELECTRIC UTILITIES—2.0%
DPL, Inc.	1,113	$33,568
FirstEnergy Corp.	3,355	148,123
NextEra Energy, Inc.	5,890	338,440
Northeast Utilities	3,436	120,844
Pepco Holdings, Inc.	5,153	101,153
Southern Co.	10,416	420,598
		1,162,726
ELECTRICAL EQUIPMENT—0.3%
Cooper Industries plc	2,745	163,794

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.3%
Arrow Electronics, Inc.(a)	1,980	82,170
Corning, Inc.	21,537	390,897
Flextronics International Ltd.(a)	9,429	60,534
Jabil Circuit, Inc.	1,859	37,552
TE Connectivity Ltd.	4,666	171,522
		742,675
ENERGY EQUIPMENT & SERVICES—0.5%
Ensco plc, ADR	1,275	67,945
Nabors Industries Ltd.(a)	3,047	75,078
Noble Corp.	1,933	76,180
Patterson-UTI Energy, Inc.	2,566	81,111
		300,314
FOOD & STAPLES RETAILING—1.2%
CVS Caremark Corp.	16,455	618,379
Safeway, Inc.	4,013	93,784
		712,163
FOOD PRODUCTS—2.4%
ConAgra Foods, Inc.	7,530	194,349
Dean Foods Co.(a)	2,276	27,926
H.J. Heinz Co.	1,906	101,552
Hormel Foods Corp.	2,480	73,929
J. M. Smucker Co.	1,238	94,633
Kraft Foods, Inc., Class A	19,291	679,622
McCormick & Co., Inc.	2,169	107,517
Ralcorp Holdings, Inc.(a)	350	30,303
Tyson Foods, Inc., Class A	3,302	64,125
		1,373,956
GAS UTILITIES—0.4%
National Fuel Gas Co.	1,408	102,502
Oneok, Inc.	1,690	125,077
		227,579
HEALTH CARE EQUIPMENT & SUPPLIES—1.1%
Boston Scientific Corp.(a)	21,282	147,059
CareFusion Corp.(a)	2,330	63,306
Covidien plc	5,754	306,285
Hologic, Inc.(a)	4,950	99,842
Kinetic Concepts, Inc.(a)	521	30,025
		646,517
HEALTH CARE PROVIDERS & SERVICES—2.0%
Aetna, Inc.	4,164	183,591
Cardinal Health, Inc.	4,105	186,449
CIGNA Corp.	3,085	158,662
Community Health Systems, Inc.(a)	1,078	27,683
Coventry Health Care, Inc.(a)	2,032	74,107
Humana, Inc.	1,892	152,382
Omnicare, Inc.	1,142	36,418
Universal Health Services, Inc., Class B	578	29,784
WellPoint, Inc.	4,257	335,324
		1,184,400
HOTELS, RESTAURANTS & LEISURE—0.7%
Carnival Corp.	4,993	187,887
Darden Restaurants, Inc.	1,878	93,449
Hyatt Hotels Corp., Class A(a)	683	27,880
Royal Caribbean Cruises Ltd.(a)	1,060	39,899
Wyndham Worldwide Corp.	2,582	86,884
		435,999
HOUSEHOLD DURABLES—0.8%
D.R. Horton, Inc.	5,775	66,528
Leggett & Platt, Inc.	2,910	70,946
Lennar Corp., Class A	2,711	49,205
Mohawk Industries, Inc.(a)	841	50,451
Newell Rubbermaid, Inc.	8,200	129,396
Toll Brothers, Inc.(a)	1,451	30,094
Whirlpool Corp.	987	80,263
		476,883
HOUSEHOLD PRODUCTS—3.8%
Church & Dwight Co., Inc.	2,046	82,945
Procter & Gamble Co.	33,381	2,122,030
		2,204,975

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.2%
NRG Energy, Inc.(a)	4,298	105,645

INDUSTRIAL CONGLOMERATES—1.4%
3M Co.	8,325	789,626

INSURANCE—8.7%
ACE Ltd.	4,050	266,571
Aflac, Inc.	5,141	239,982
Allstate Corp.	7,809	238,409
AON Corp.	2,830	145,179
Assurant, Inc.	2,380	86,323
Assured Guaranty Ltd.	1,851	30,190
Axis Capital Holdings Ltd.	1,396	43,220
Berkshire Hathaway, Inc., Class B(a)	7,434	575,317
Chubb Corp.	3,860	241,675
Cincinnati Financial Corp.	1,700	49,606
Everest Re Group Ltd.	1,250	102,187
Fidelity National Financial, Inc., Class A	3,675	57,844
Genworth Financial, Inc., Class A(a)	9,227	94,853
Hartford Financial Services Group, Inc.	5,940	156,638
Lincoln National Corp.	4,385	124,929
Loews Corp.	3,484	146,642
Markel Corp.(a)	219	86,901
Marsh & McLennan Cos., Inc.	6,770	211,156
MetLife, Inc.	12,042	528,282
Principal Financial Group, Inc.	4,754	144,617
Progressive Corp.	7,694	164,498
Prudential Financial, Inc.	5,225	332,258
RenaissanceRe Holdings Ltd.	1,607	112,410

See accompanying notes to financial statements.

Schedule of portfolio investments, continued
Praxis Value Index Fund	June 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—97.7%, continued
INSURANCE—8.7%, continued
Torchmark Corp.	1,589	$101,918
Transatlantic Holdings, Inc.	2,330	114,193
Travelers Cos., Inc.	4,849	283,085
Unum Group	4,968	126,585
White Mountains Insurance Group Ltd.	180	75,629
Willis Group Holdings plc	2,720	111,819
XL Group plc	4,703	103,372
		5,096,288
INTERNET & CATALOG RETAIL—0.2%
Liberty Media Corp. - Interactive, Series A(a)	7,606	127,552

INTERNET SOFTWARE & SERVICES—0.3%
AOL, Inc.(a)	3,218	63,910
Yahoo!, Inc.(a)	8,881	133,570
		197,480
IT SERVICES—0.4%
Computer Sciences Corp.	944	35,834
Fidelity National Information Services, Inc.	3,883	119,558
Paychex, Inc.	2,084	64,020
		219,412
LEISURE EQUIPMENT & PRODUCTS—0.4%
Hasbro, Inc.	1,817	79,821
Mattel, Inc.	5,796	159,332
		239,153
MACHINERY—1.6%
Dover Corp.	1,882	127,600
Harsco Corp.	1,722	56,137
Illinois Tool Works, Inc.	6,373	360,011
Ingersoll-Rand plc	2,301	104,488
Parker Hannifin Corp.	815	73,138
Stanley Black & Decker, Inc.	2,321	167,228
Terex Corp.(a)	1,159	32,974
		921,576
MEDIA—2.1%
Comcast Corp. - Special, Class A	4,446	107,727
DISH Network Corp., Class A(a)	2,260	69,314
Gannett Co., Inc.	3,372	48,287
Time Warner, Inc.	12,812	465,972
Walt Disney Co.	14,162	552,885
		1,244,185
METALS & MINING—0.8%
Cliffs Natural Resources, Inc.	1,169	108,074
Nucor Corp.	3,890	160,346
Reliance Steel & Aluminum Co.	814	40,415
Steel Dynamics, Inc.	3,597	58,451
United States Steel Corp.	2,078	95,671
		462,957
MULTILINE RETAIL—0.6%
J.C. Penney Co., Inc.	2,635	91,013
Macy’s, Inc.	6,152	179,885
Nordstrom, Inc.	1,410	66,185
Sears Holdings Corp.(a)	435	31,076
		368,159

MULTI-UTILITIES—2.3%
Alliant Energy Corp.	2,331	$94,778
CenterPoint Energy, Inc.	6,705	129,742
CMS Energy Corp.	2,199	43,298
Consolidated Edison, Inc.	3,801	202,365
DTE Energy Co.	3,860	193,077
MDU Resources Group, Inc.	4,677	105,233
NiSource, Inc.	4,934	99,913
NSTAR	674	30,991
OGE Energy Corp.	649	32,658
PG&E Corp.	5,198	218,472
SCANA Corp.	763	30,039
Wisconsin Energy Corp.	4,376	137,188
		1,317,754
OFFICE ELECTRONICS—0.3%
Xerox Corp.	18,621	193,844

OIL, GAS & CONSUMABLE FUELS—6.1%
Apache Corp.	4,819	594,616
Chesapeake Energy Corp.	7,342	217,984
Cimarex Energy Co.	1,068	96,035
ConocoPhillips	15,753	1,184,468
Devon Energy Corp.	5,300	417,693
Energen Corp.	509	28,758
EQT Corp.	1,325	69,589
Forest Oil Corp.(a)	1,214	32,426
Marathon Oil Corp.	8,847	466,060
Newfield Exploration Co.(a)	1,235	84,005
Noble Energy, Inc.	930	83,356
Plains Exploration & Production Co.(a)	1,466	55,884
Southern Union Co.	1,026	41,194
Spectra Energy Corp.	7,434	203,766
		3,575,834
PAPER & FOREST PRODUCTS—0.5%
International Paper Co.	5,831	173,880
MeadWestvaco Corp.	2,902	96,666
		270,546
PHARMACEUTICALS—9.6%
Abbott Laboratories	15,300	805,086
Bristol-Myers Squibb Co.	22,150	641,464
Eli Lilly & Co.	12,210	458,241
Forest Laboratories, Inc.(a)	3,827	150,554
Johnson & Johnson	32,442	2,158,042
Merck & Co., Inc.	37,166	1,311,588
Watson Pharmaceuticals, Inc.(a)	983	67,562
		5,592,537
PROFESSIONAL SERVICES—0.1%
Manpower, Inc.	915	49,090

REAL ESTATE INVESTMENT TRUSTS (REITS)—4.0%
Annaly Capital Management, Inc.	10,507	189,546
AvalonBay Communities, Inc.	668	85,771
Boston Properties, Inc.	571	60,617
Duke Realty Corp.	4,136	57,945
Equity Residential	2,432	145,920
Federal Realty Investment Trust	1,074	91,483
General Growth Properties, Inc.	1,895	31,628
HCP, Inc.	6,195	227,295
Health Care REIT, Inc.	902	47,292

See accompanying notes to financial statements.

Schedule of portfolio investments, continued

Praxis Value Index Fund	June 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—97.7%, continued
REAL ESTATE INVESTMENT TRUSTS
(REITS)—4.0%, continued
Host Hotels & Resorts, Inc.	1,756	$29,764
Kimco Realty Corp.	6,550	122,092
Liberty Property Trust	4,026	131,167
Macerich Co.	1,986	106,251
Plum Creek Timber Co., Inc.	3,200	129,728
ProLogis, Inc.	4,972	178,197
Rayonier, Inc.	1,300	84,955
Regency Centers Corp.	1,634	71,847
SL Green Realty Corp.	1,136	94,140
UDR, Inc.	2,982	73,208
Ventas, Inc.	2,371	124,975
Vornado Realty Trust	2,270	211,519
Weingarten Realty Investors	2,084	52,434
		2,347,774
ROAD & RAIL—0.0%**
Hertz Global Holdings, Inc.(a)	1,028	16,325

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.9%
Applied Materials, Inc.	15,397	200,315
Intel Corp.	67,533	1,496,531
KLA-Tencor Corp.	3,035	122,857
LSI Corp.(a)	11,770	83,802
Maxim Integrated Products, Inc.	4,493	114,841
Microchip Technology, Inc.	2,894	109,712
Micron Technology, Inc.(a)	12,628	94,458
Xilinx, Inc.	2,037	74,289
		2,296,805
SOFTWARE—1.4%
Microsoft Corp.	29,000	754,000
Synopsys, Inc.(a)	3,565	91,656
		845,656
SPECIALTY RETAIL—1.3%
Best Buy Co., Inc.	2,085	65,490
GameStop Corp., Class A(a)	2,804	74,782
Home Depot, Inc.	12,672	458,980
Limited Brands, Inc.	3,705	142,457
		741,709
THRIFTS & MORTGAGE FINANCE—0.4%
Hudson City Bancorp, Inc.	9,114	74,643
New York Community Bancorp, Inc.	5,331	79,912
People’s United Financial, Inc.	4,388	58,975
		213,530
WATER UTILITIES—0.2%
American Water Works Co., Inc.	1,236	36,400
Aqua America, Inc.	2,869	63,061
		99,461
WIRELESS TELECOMMUNICATION SERVICES—0.4%
Sprint Nextel Corp.(a)	39,309	211,875
Telephone & Data Systems, Inc.	1,172	36,426
		248,301

TOTAL COMMON STOCKS		57,047,093

CORPORATE NOTES—1.2%
DEVELOPMENT AUTHORITIES—1.2%
Everence Community Investment, Inc.,
0.78%, 12/15/11+(b)	$292,500	$292,500
Everence Community Investment, Inc.,
0.52%, 12/15/12+(b)	175,000	175,000
Everence Community Investment, Inc.,
0.78%, 12/15/13+(b)	292,500	266,175

TOTAL CORPORATE NOTES		733,675

SHORT TERM INVESTMENT—0.3%
INVESTMENT COMPANY—0.3%
JPMorgan U.S. Government Money Market
Fund, Agency Shares	167,372	167,372

TOTAL INVESTMENTS (Cost* $52,181,454)—99.2%		$57,948,140
Other assets in excess of liabilities — 0.8%		453,534
NET ASSETS—100%		$58,401,674
______________________
+	Variable rate security. Rates presented are the rates in effect at June 30, 2011.
(a)	Non-income producing securities.
(b)
Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees:

			Acquisition
Security	Yield	Shares	Date
Everence Community Investment, Inc.	0.78%	292,500	12/2009
Everence Community Investment, Inc.	0.52%	175,000	12/2009
Everence Community Investment, Inc.	0.78%	292,500	12/2009

At June 30, 2011, these securities had an aggregate market value of $733,675, representing 1.2% of net assets.

*	Represents cost for financial reporting purposes.
**	Amount rounds to less than 0.1%.

ADR	—	American Depositary Receipt
plc	—	Public Liability Company
REIT	—	Real Estate Investment Trust

See accompanying notes to financial statements.

Schedule of portfolio investments
Praxis Growth Index Fund	June 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—94.4%
AIR FREIGHT & LOGISTICS—1.9%
C. H. Robinson Worldwide, Inc.	1,398	$110,218
Expeditors International of Washington, Inc.	1,536	78,628
FedEx Corp.	2,084	197,667
United Parcel Service, Inc., Class B	4,421	322,424
		708,937
AIRLINES—0.1%
Delta Air Lines, Inc.(a)	2,213	20,293

AUTO COMPONENTS—0.9%
BorgWarner, Inc.(a)	812	65,602
Goodyear Tire & Rubber Co.(a)	2,001	33,557
Johnson Controls, Inc.	5,008	208,633
TRW Automotive Holdings Corp.(a)	347	20,483
		328,275
AUTOMOBILES—1.0%
Ford Motor Co.(a)	21,629	298,264
Harley-Davidson, Inc.	1,740	71,288
		369,552
BEVERAGES—4.0%
Coca-Cola Co.	12,156	817,977
Hansen Natural Corp.(a)	654	52,941
PepsiCo, Inc.	9,069	638,730
		1,509,648
BIOTECHNOLOGY—2.5%
Alexion Pharmaceuticals, Inc.(a)	860	40,446
Amgen, Inc.(a)	3,835	223,772
Biogen Idec, Inc.(a)	1,455	155,569
Celgene Corp.(a)	3,239	195,376
Dendreon Corp.(a)	390	15,382
Gilead Sciences, Inc.(a)	4,987	206,512
Regeneron Pharmaceuticals, Inc.(a)	363	20,586
Vertex Pharmaceuticals, Inc.(a)	1,259	65,455
		923,098
CAPITAL MARKETS—1.8%
Affiliated Managers Group, Inc.(a)	179	18,160
Ameriprise Financial, Inc.	241	13,901
Charles Schwab Corp.	6,954	114,393
Eaton Vance Corp.	1,115	33,706
Franklin Resources, Inc.	1,121	147,176
Invesco Ltd.	2,576	60,278
Northern Trust Corp.	1,751	80,476
SEI Investments Co.	2,882	64,874
T. Rowe Price Group, Inc.	1,784	107,647
TD Ameritrade Holding Corp.	1,759	34,318
		674,929
CHEMICALS—2.2%
Air Products & Chemicals, Inc.	797	76,177
CF Industries Holdings, Inc.	471	66,727
E.I. du Pont de Nemours & Co.	1,775	95,939
Ecolab, Inc.	1,868	105,318
Lubrizol Corp.	480	64,450
LyondellBasell Industries NV, Class A	1,021	39,329
Nalco Holding Co.	1,829	50,864
Praxair, Inc.	2,111	228,811
Sigma-Aldrich Corp.	1,156	84,827
		812,442
COMMERCIAL SERVICES & SUPPLIES—0.5%
Copart, Inc.(a)	1,318	$61,419
Iron Mountain, Inc.	1,622	55,294
Stericycle, Inc.(a)	729	64,968
		181,681
COMMUNICATIONS EQUIPMENT—3.8%
Acme Packet, Inc.(a)	476	33,382
Cisco Systems, Inc.	33,824	527,993
F5 Networks, Inc.(a)	544	59,976
Juniper Networks, Inc.(a)	3,530	111,195
Motorola Mobility Holdings, Inc.(a)	1,407	31,010
Motorola Solutions, Inc.(a)	977	44,981
QUALCOMM, Inc.	9,946	564,833
Riverbed Technology, Inc.(a)	924	36,581
		1,409,951
COMPUTERS & PERIPHERALS—7.3%
Apple, Inc.(a)	5,549	1,862,633
Dell, Inc.(a)	7,540	125,692
EMC Corp.(a)	12,971	357,351
Hewlett-Packard Co.	4,851	176,576
NetApp, Inc.(a)	2,370	125,089
SanDisk Corp.(a)	1,413	58,639
Western Digital Corp.(a)	1,034	37,617
		2,743,597
CONSTRUCTION & ENGINEERING—0.4%
Fluor Corp.	1,432	92,593
Foster Wheeler AG(a)	1,255	38,127
		130,720
CONSUMER FINANCE—1.2%
American Express Co.	6,900	356,730
Discover Financial Services	3,851	103,014
		459,744
CONTAINERS & PACKAGING—0.2%
Crown Holdings, Inc.(a)	1,550	60,171

DIVERSIFIED CONSUMER SERVICES—0.2%
Apollo Group, Inc., Class A(a)	871	38,045
ITT Educational Services, Inc.(a)	94	7,355
Weight Watchers International, Inc.	171	12,905
		58,305
DIVERSIFIED FINANCIAL SERVICES—0.2%
IntercontinentalExchange, Inc.(a)	406	50,632
Moody’s Corp.	923	35,397
		86,029
ELECTRICAL EQUIPMENT—1.3%
AMETEK, Inc.	1,324	59,448
Emerson Electric Co.	4,766	268,087
Rockwell Automation, Inc.	734	63,682
Roper Industries, Inc.	838	69,805
Sensata Technologies Holding NV(a)	430	16,190
		477,212
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.1%
Amphenol Corp., Class A	660	35,633
Trimble Navigation Ltd.(a)	421	16,689
		52,322

See accompanying notes to financial statements.

Schedule of portfolio investments, continued
Praxis Growth Index Fund	June 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—94.4%, continued
ENERGY EQUIPMENT & SERVICES—1.7%
Cameron International Corp.(a)	1,770	$89,013
Diamond Offshore Drilling, Inc.	731	51,470
FMC Technologies, Inc.(a)	1,710	76,591
Helmerich & Payne, Inc.	838	55,409
McDermott International, Inc.(a)	1,278	25,317
National Oilwell Varco, Inc.	2,524	197,402
Noble Corp.	880	34,681
Weatherford International Ltd.(a)	5,139	96,356
		626,239
FOOD & STAPLES RETAILING—3.4%
Costco Wholesale Corp.	2,739	222,516
Kroger Co.	4,956	122,909
Walgreen Co.	6,108	259,346
Wal-Mart Stores, Inc.	11,454	608,665
Whole Foods Market, Inc.	1,082	68,653
		1,282,089
FOOD PRODUCTS—1.6%
General Mills, Inc.	4,766	177,391
Green Mountain Coffee Roasters, Inc.(a)	745	66,499
H.J. Heinz Co.	1,196	63,723
Hershey Co.	1,517	86,241
Kellogg Co.	1,539	85,137
Mead Johnson Nutrition Co.	1,738	117,402
		596,393
HEALTH CARE EQUIPMENT & SUPPLIES—3.5%
Baxter International, Inc.	3,841	229,269
Becton Dickinson and Co.	1,404	120,983
C.R. Bard, Inc.	773	84,922
DENTSPLY International, Inc.	1,554	59,176
Edwards Lifesciences Corp.(a)	825	71,923
Intuitive Surgical, Inc.(a)	269	100,098
Medtronic, Inc.	6,960	268,169
ResMed, Inc.(a)	1,256	38,873
St. Jude Medical, Inc.	2,362	112,620
Stryker Corp.	1,630	95,665
Varian Medical Systems, Inc.(a)	811	56,786
Zimmer Holdings, Inc.(a)	1,166	73,691
		1,312,175
HEALTH CARE PROVIDERS & SERVICES—2.9%
AmerisourceBergen Corp.	1,765	73,071
DaVita, Inc.(a)	733	63,485
Express Scripts, Inc.(a)	2,942	158,809
Henry Schein, Inc.(a)	841	60,207
Laboratory Corp. of America Holdings(a)	706	68,334
McKesson Corp.	1,533	128,235
Medco Health Solutions, Inc.(a)	2,804	158,482
Quest Diagnostics, Inc.	876	51,772
UnitedHealth Group, Inc.	6,531	336,869
		1,099,264
HEALTH CARE TECHNOLOGY—0.1%
Cerner Corp.(a)	904	55,243

HOTELS, RESTAURANTS & LEISURE—3.0%
Chipotle Mexican Grill, Inc.(a)	213	65,644
Marriott International, Inc., Class A	2,248	79,782
McDonald’s Corp.	6,438	542,852
Starbucks Corp.	4,710	185,998
Starwood Hotels & Resorts Worldwide, Inc.	1,434	80,361
Yum! Brands, Inc.	3,227	178,260
		1,132,897
HOUSEHOLD DURABLES—0.1%
Toll Brothers, Inc.(a)	1,800	37,332

HOUSEHOLD PRODUCTS—1.4%
Clorox Co.	983	66,294
Colgate-Palmolive Co.	2,972	259,782
Energizer Holdings, Inc.(a)	736	53,257
Kimberly-Clark Corp.	2,084	138,711
		518,044
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.1%
AES Corp.(a)	4,097	52,196

INDUSTRIAL CONGLOMERATES—0.4%
Tyco International Ltd.	2,934	145,028

INSURANCE—0.4%
Berkshire Hathaway, Inc., Class B(a)	1,479	114,460
Brown & Brown, Inc.	1,455	37,335
		151,795
INTERNET & CATALOG RETAIL—2.0%
Amazon.com, Inc.(a)	2,210	451,923
Expedia, Inc.	1,610	46,674
NetFlix, Inc.(a)	336	88,264
priceline.com, Inc.(a)	306	156,650
		743,511
INTERNET SOFTWARE & SERVICES—3.4%
Akamai Technologies, Inc.(a)	1,478	46,513
eBay, Inc.(a)	7,408	239,056
Google, Inc., Class A(a)	1,508	763,621
Rackspace Hosting, Inc.(a)	802	34,277
VeriSign, Inc.	1,821	60,931
Yahoo!, Inc.(a)	7,321	110,108
		1,254,506
IT SERVICES—7.0%
Accenture plc, Class A	4,213	254,549
Automatic Data Processing, Inc.	2,723	143,448
Cognizant Technology Solutions Corp., Class A(a)	1,991	146,020
Fiserv, Inc.(a)	1,482	92,818
International Business Machines Corp.	7,514	1,289,027
Mastercard, Inc., Class A	720	216,965
Paychex, Inc.	1,693	52,009
Teradata Corp.(a)	1,177	70,855
VeriFone Systems, Inc.(a)	727	32,242
Visa, Inc., Class A	3,036	255,813
Western Union Co.	3,868	77,476
		2,631,222
LIFE SCIENCES TOOLS & SERVICES—1.2%
Covance, Inc.(a)	602	35,741
Illumina, Inc.(a)	894	67,184
Life Technologies Corp.(a)	1,718	89,456
Thermo Fisher Scientific, Inc.(a)	2,866	184,542
Waters Corp.(a)	650	62,231
		439,154

See accompanying notes to financial statements.

Schedule of portfolio investments, continued
Praxis Growth Index Fund	June 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—94.4%, continued
MACHINERY—1.7%
AGCO Corp.(a)	680	$33,565
Bucyrus International, Inc.	693	63,520
Deere & Co.	2,755	227,150
Flowserve Corp.	498	54,725
Ingersoll-Rand plc	856	38,871
Joy Global, Inc.	746	71,049
PACCAR, Inc.	2,221	113,471
Parker Hannifin Corp.	447	40,114
		642,465
MEDIA—5.7%
Cablevision Systems Corp., Class A	1,824	66,047
CBS Corp., Class B	4,258	121,310
Comcast Corp., Class A	12,062	305,651
Comcast Corp. - Special, Class A	2,719	65,881
DIRECTV, Class A(a)	5,581	283,626
Discovery Communications, Inc., Class C(a)	1,116	40,790
Discovery Communications, Inc., Class A(a)	1,172	48,005
Interpublic Group of Cos., Inc.	4,104	51,300
Liberty Global, Inc., Class A(a)	856	38,554
Liberty Media Corp. - Capital, Series A(a)	402	34,472
Liberty Media Corp. - Starz, Series A(a)	204	15,349
McGraw-Hill Cos., Inc.	1,927	80,761
News Corp., Class A	11,908	210,772
News Corp., Class B	3,227	58,344
Omnicom Group, Inc.	1,958	94,297
Sirius XM Radio, Inc.(a)	19,293	42,252
Time Warner Cable, Inc.	2,448	191,042
Viacom, Inc., Class B	2,896	147,696
Virgin Media, Inc.	2,280	68,240
Walt Disney Co.	4,340	169,434
		2,133,823
METALS & MINING—0.3%
Allegheny Technologies, Inc.	282	17,899
Cliffs Natural Resources, Inc.	390	36,055
Molycorp, Inc.(a)	493	30,103
Walter Energy, Inc.	353	40,877
		124,934
MULTILINE RETAIL—1.2%
Dollar Tree, Inc.(a)	925	61,623
Family Dollar Stores, Inc.	952	50,037
Kohl’s Corp.	2,523	126,175
Target Corp.	4,561	213,957
		451,792
OIL, GAS & CONSUMABLE FUELS—4.3%
Alpha Natural Resources, Inc.(a)	1,276	57,981
Anadarko Petroleum Corp.	3,099	237,879
Arch Coal, Inc.	1,251	33,352
Cabot Oil & Gas Corp.	603	39,985
Concho Resources, Inc.(a)	654	60,070
Denbury Resources, Inc.(a)	1,861	37,220
El Paso Corp.	4,420	89,284
EOG Resources, Inc.	1,873	195,822
Hess Corp.	2,045	152,884
Murphy Oil Corp.	1,163	76,363
Noble Energy, Inc.	598	53,599
Petrohawk Energy Corp.(a)	2,191	54,052
Pioneer Natural Resources Co.	771	69,058
QEP Resources, Inc.	1,047	43,796
Range Resources Corp.	1,251	69,431
SandRidge Energy, Inc.(a)	3,064	32,662
SM Energy Co.	300	22,044
Southwestern Energy Co.(a)	2,293	98,324
Tesoro Corp.(a)	539	12,348
Ultra Petroleum Corp.(a)	1,269	58,120
Whiting Petroleum Corp.(a)	570	32,439
Williams Cos., Inc.	3,181	96,225
		1,622,938
PERSONAL PRODUCTS—0.5%
Avon Products, Inc.	2,561	71,708
Estee Lauder Cos., Inc., Class A	790	83,100
Herbalife Ltd.	645	37,178
		191,986
PHARMACEUTICALS—1.0%
Allergan, Inc./United States	2,365	196,886
Hospira, Inc.(a)	1,027	58,190
Mylan, Inc.(a)	2,727	67,275
Perrigo Co.	673	59,137
		381,488
PROFESSIONAL SERVICES—0.3%
Dun & Bradstreet Corp.	502	37,921
IHS, Inc., Class A(a)	404	33,702
Robert Half International, Inc.	1,272	34,382
		106,005
REAL ESTATE INVESTMENT TRUSTS (REITS)—1.5%
Boston Properties, Inc. REIT	331	35,139
CB Richard Ellis Group, Inc., Class A(a) REIT	1,523	38,242
Host Hotels & Resorts, Inc. REIT.	4,329	73,377
Public Storage REIT	1,186	135,216
Simon Property Group, Inc. REIT	1,682	195,499
Weyerhaeuser Co. REIT.	3,014	65,886
		543,359
ROAD & RAIL—1.0%
CSX Corp.	6,156	161,410
Kansas City Southern(a)	401	23,791
Norfolk Southern Corp.	2,750	206,058
		391,259
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.4%
Altera Corp.	2,067	95,805
Analog Devices, Inc.	2,349	91,940
Atmel Corp.(a)	2,699	37,975
Avago Technologies Ltd.	1,101	41,838
Broadcom Corp., Class A(a)	3,029	101,896
Cree, Inc.(a)	803	26,973
First Solar, Inc.(a)	428	56,612
Lam Research Corp.(a)	772	34,184
Marvell Technology Group Ltd.(a)	3,343	49,359
National Semiconductor Corp.	813	20,008
NVIDIA Corp.(a)	3,331	53,079
ON Semiconductor Corp.(a)	1,761	18,438
Skyworks Solutions, Inc.(a)	1,374	31,575
Texas Instruments, Inc.	7,669	251,773
		911,455

See accompanying notes to financial statements.

Schedule of portfolio investments, continued
Praxis Growth Index Fund	June 30, 2011 (Unaudited)

	PRINCIPAL
	AMOUNT/	FAIR
	SHARES	VALUE
COMMON STOCKS—94.4% , continued
SOFTWARE—7.1%
Activision Blizzard, Inc.	3,596	$42,001
Adobe Systems, Inc.(a)	4,171	131,178
Autodesk, Inc.(a)	1,538	59,367
BMC Software, Inc.(a)	962	52,622
CA, Inc.	2,481	56,666
Citrix Systems, Inc.(a)	1,209	96,720
Electronic Arts, Inc.(a)	2,092	49,371
Informatica Corp.(a)	605	35,350
Intuit, Inc.(a)	1,857	96,304
Microsoft Corp.	30,603	795,678
Nuance Communications, Inc.(a)	1,773	38,066
Oracle Corp.	24,628	810,508
Red Hat, Inc.(a)	1,450	66,555
Rovi Corp.(a)	610	34,990
Salesforce.com, Inc.(a)	802	119,482
Symantec Corp.(a)	4,563	89,982
TIBCO Software, Inc.(a)	1,238	35,927
VMware, Inc., Class A(a)	362	36,283
		2,647,050
SPECIALTY RETAIL—3.0%
Abercrombie & Fitch Co., Class A	459	30,716
AutoZone, Inc.(a)	224	66,047
Bed Bath & Beyond, Inc.(a)	1,559	90,999
Best Buy Co., Inc.	1,109	34,834
CarMax, Inc.(a)	1,462	48,348
Gap, Inc.	3,188	57,703
Home Depot, Inc.	2,989	108,262
Lowe’s Cos., Inc.	8,739	203,706
O’Reilly Automotive, Inc.(a)	964	63,152
PetSmart, Inc.	1,009	45,778
Ross Stores, Inc.	902	72,268
Staples, Inc.	4,220	66,676
Tiffany & Co.	515	40,438
TJX Cos., Inc.	3,125	164,156
Tractor Supply Co.	272	18,191
		1,111,274
TEXTILES, APPAREL & LUXURY GOODS—1.4%
Coach, Inc.	2,052	131,184
Fossil, Inc.(a)	332	39,083
Lululemon Athletica, Inc.(a)	389	43,498
NIKE, Inc., Class B	2,474	222,611
Polo Ralph Lauren Corp.	478	63,388
VF Corp.	356	38,647
		538,411
TRADING COMPANIES & DISTRIBUTORS—0.4%
Fastenal Co.	1,954	70,325
W.W. Grainger, Inc.	402	61,767
		132,092
WIRELESS TELECOMMUNICATION SERVICES—0.8%
American Tower Corp., Class A(a)	2,840	148,617
Crown Castle International Corp.(a)	1,874	76,441
MetroPCS Communications, Inc.(a)	1,930	33,215
NII Holdings, Inc.(a)	1,258	53,314
		311,587
TOTAL COMMON STOCKS		35,325,912

CORPORATE NOTES—0.5%
COMMUNITY DEVELOPMENT—0.5%
Everence Community
Investment, Inc., 0.52%, 11/30/13+(b)	$35,000	$35,000
Everence Community
Investment, Inc., 0.78%, 11/30/13+(b)	155,000	155,000

TOTAL CORPORATE NOTES		190,000

SHORT TERM INVESTMENT—0.6%
INVESTMENT COMPANY—0.6%
JPMorgan U.S. Government
Money Market Fund, Agency Shares	211,497	211,497

TOTAL INVESTMENTS (Cost* $29,869,905)—95.5%		$35,727,409
Other assets in excess of liabilities—4.5%		1,680,893
NET ASSETS—100%		$37,408,302

+	Variable rate security. Rates presented are the rates in effect at June 30, 2011.
(a)	Non-income producing securities.
(b)
Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees:

			Acquisition
Security	Yield	Shares	Date
Everence Community Investment, Inc.	0.52%	35,000	12/2010
Everence Community Investment, Inc.	0.78%	155,000	12/2010

       At June 30, 2011, these securities had an aggregate market value of $190,000, representing 0.5% of net assets.

*    Represents cost for financial reporting purposes.

plc	—	Public Liability Company
REIT	—	Real Estate Investment Trust

See accompanying notes to financial statements.

Schedule of portfolio investments
Praxis Small Cap Fund	June 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
COMMON STOCKS—100.6%
AIR FREIGHT & LOGISTICS—1.2%
UTi Worldwide, Inc.	19,150	$377,063

CAPITAL MARKETS—1.2%
Evercore Partners, Inc., Class A	11,225	374,017

CHEMICALS—1.1%
Calgon Carbon Corp.(a)	19,400	329,800

COMMERCIAL BANKS—3.6%
Home Bancshares, Inc.	13,650	322,686
Prosperity Bancshares, Inc.	8,650	379,043
Texas Capital Bancshares, Inc.(a)	15,725	406,177
		1,107,906
COMMERCIAL SERVICES & SUPPLIES—2.2%
Interface, Inc., Class A	27,425	531,222
Mobile Mini, Inc.(a)	6,640	140,702
		671,924
COMMUNICATIONS EQUIPMENT—2.2%
Arris Group, Inc.(a)	19,800	229,878
Brocade Communications Systems, Inc.(a)	68,625	443,318
		673,196
CONSUMER FINANCE—3.9%
Cash America International, Inc.	10,350	598,955
First Cash Financial Services, Inc.(a)	14,075	591,009
		1,189,964
CONTAINERS & PACKAGING—1.3%
Silgan Holdings, Inc.	9,350	383,069

DISTRIBUTORS—1.2%
LKQ Corp.(a)	14,350	374,392

DIVERSIFIED CONSUMER SERVICES—1.4%
American Public Education, Inc.(a)	9,425	419,507

ELECTRICAL EQUIPMENT—2.8%
Belden, Inc.	11,925	415,706
Franklin Electric Co., Inc.	9,275	435,461
		851,167
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.3%
Anixter International, Inc.	5,375	351,202
National Instruments Corp.	12,300	365,187
Rofin-Sinar Technologies, Inc.(a)	8,325	284,299
		1,000,688
ENERGY EQUIPMENT & SERVICES—3.2%
Atwood Oceanics, Inc.(a)	6,700	295,671
CARBO Ceramics, Inc.	2,525	411,449
Dril-Quip, Inc.(a)	4,000	271,320
		978,440
FOOD & STAPLES RETAILING—1.3%
Ruddick Corp.	9,150	398,391

FOOD PRODUCTS—0.6%
SunOpta, Inc.(a)	26,850	190,903

HEALTH CARE EQUIPMENT & SUPPLIES—1.9%
DexCom, Inc.(a)	5,900	85,491
Zoll Medical Corp.(a)	8,900	504,274
		589,765
HEALTH CARE PROVIDERS & SERVICES—6.4%
Health Management Associates, Inc., Class A(a)	32,500	350,350
HMS Holdings Corp.(a)	6,175	474,672
MWI Veterinary Supply, Inc.(a)	7,475	603,756
PSS World Medical, Inc.(a)	18,525	518,885
		1,947,663

HEALTH CARE TECHNOLOGY—1.1%
Computer Programs & Systems, Inc.	5,450	345,966

HOUSEHOLD DURABLES—1.0%
Tempur-Pedic International, Inc.(a)	4,250	288,235

INDUSTRIAL CONGLOMERATES—1.0%
Raven Industries, Inc.	5,475	305,012

INSURANCE—1.5%
AmTrust Financial Services, Inc.	20,350	463,573

INTERNET SOFTWARE & SERVICES—4.5%
Active Network, Inc.(a)	13,425	236,280
Digital River, Inc.(a)	12,275	394,764
LivePerson, Inc.(a)	30,275	428,089
LogMeIn, Inc.(a)	8,325	321,095
		1,380,228
LIFE SCIENCES TOOLS & SERVICES—1.6%
Parexel International Corp.(a)	20,975	494,171

MACHINERY—10.3%
Actuant Corp., Class A	15,550	417,206
Albany International Corp., Class A	9,700	255,983
Astec Industries, Inc.(a)	11,150	412,327
CIRCOR International, Inc.	9,925	425,088
CLARCOR, Inc.	9,625	455,070
Harsco Corp.	10,525	343,115
Middleby Corp.(a)	4,750	446,690
Westport Innovations, Inc.(a)	16,600	398,732
		3,154,211
MARINE—1.6%
Kirby Corp.(a)	8,800	498,696
MEDIA—2.8%
Cinemark Holdings, Inc.	20,175	417,824
Live Nation Entertainment, Inc.(a)	36,800	422,096
		839,920
METALS & MINING—3.9%
Carpenter Technology Corp.	12,450	718,116
Haynes International, Inc.	7,800	483,054
		1,201,170
OIL, GAS & CONSUMABLE FUELS—7.8%
Approach Resources, Inc.(a)	17,025	385,957
Brigham Exploration Co.(a)	10,800	323,244
Gulfport Energy Corp.(a)	10,475	311,003
Oasis Petroleum, Inc.(a)	12,925	383,614
Rosetta Resources, Inc.(a)	12,350	636,519
SM Energy Co.	4,650	341,682
		2,382,019
PHARMACEUTICALS—0.9%
Endo Pharmaceuticals Holdings, Inc.(a)	6,750	271,147

PROFESSIONAL SERVICES—1.7%
Insperity, Inc.	17,225	510,032

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.6%
Cirrus Logic, Inc.(a)	11,665	185,473

SOFTWARE—7.6%
Aspen Technology, Inc.(a)	27,525	472,880
MicroStrategy, Inc., Class A(a)	3,150	512,442

See accompanying notes to financial statements.

Schedule of portfolio investments, continued
Praxis Small Cap Fund	June 30, 2011 (Unaudited)

	PRINCIPAL
	AMOUNT/	FAIR
	SHARES	VALUE
COMMON STOCKS—100.6%, continued
SOFTWARE—7.6%, continued
NICE Systems Ltd., ADR(a)	10,900	$396,324
Pegasystems, Inc.	12,675	590,021
TIBCO Software, Inc.(a)	12,275	356,220
		2,327,887
SPECIALTY RETAIL—7.6%
DSW, Inc., Class A(a)	11,575	585,811
Group 1 Automotive, Inc.	9,500	391,210
Hibbett Sports, Inc.(a)	11,800	480,378
Monro Muffler Brake, Inc.	12,575	468,922
Ulta Salon Cosmetics & Fragrance, Inc.(a)	6,050	390,709
		2,317,030
TEXTILES, APPAREL & LUXURY GOODS—3.4%
Crocs, Inc.(a)	26,850	691,388
Warnaco Group, Inc.(a)	6,525	340,931
		1,032,319
TRADING COMPANIES & DISTRIBUTORS—1.9%
WESCO International, Inc.(a)	10,475	566,593

WIRELESS TELECOMMUNICATION SERVICES—1.0%
Leap Wireless International, Inc.(a)	18,300	297,009
TOTAL COMMON STOCKS		30,718,546

CORPORATE NOTES—0.7%
DEVELOPMENT AUTHORITIES—0.7%
Everence Community Investment,
Inc., 0.52%, 11/30/13+(b)	$80,000	$80,000
Everence Community Investment,
Inc., 0.78%, 11/30/13+(b)	120,000	120,000
TOTAL CORPORATE NOTES		200,000

SHORT TERM INVESTMENT—10.9%
INVESTMENT COMPANY—10.9%
JPMorgan U.S. Government Money Market
Fund, Agency Shares	3,317,412	3,317,412

TOTAL INVESTMENTS (Cost* $24,103,249)—112.2%		$34,235,958
Liabilities in excess of other assets — (12.2)%		(3,714,849)
NET ASSETS—100%		$30,521,109

+	Variable rate security. Rates presented are the rates in effect at June 30, 2011.
(a)	Non-income producing securities.
(b)
Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees:

			Acquisition
Security	Yield	Shares	Date
Everence Community Investment, Inc.	0.52%	80,000	12/2010
Everence Community Investment, Inc.	0.78%	120,000	12/2010

       At June 30, 2011, these securities had an aggregate market value of $200,000, representing 0.7% of net assets.

*     Represents cost for financial reporting purposes.

ADR       —   American Depositary Receipt

See accompanying notes to financial statements.

Schedule of portfolio investments
Praxis Genesis Conservative Portfolio	June 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
Mutual Funds — 99.5%
Praxis Core Stock Fund, Class I (a)	105,082	$1,349,253
Praxis Growth Index Fund, Class I (a)	66,588	691,183
Praxis Intermediate Income Fund, Class I (a)	906,533	9,518,597
Praxis International Fund, Class I (a)	45,046	514,428
Praxis International Index Fund, Class I (a)(b)	49,139	501,219
Praxis Small Cap Fund, Class I (a)(b)	32,154	372,989
Praxis Value Index Fund, Class I (a)	84,775	700,238
Total Mutual Funds		13,647,907

TOTAL INVESTMENTS (Cost* $12,922,190)—99.5%		$13,647,907
Other assets in excess of liabilities — 0.5%		71,302
NET ASSETS—100%		$13,719,209

(a)	Affiliated fund.
(b)	Non-income producing securities.
*	Represents cost for financial reporting purposes.

See accompanying notes to financial statements.

Schedule of portfolio investments
Praxis Genesis Balanced Portfolio	June 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
Mutual Funds — 99.9%
Praxis Core Stock Fund, Class I (a)	595,523	$7,646,511
Praxis Growth Index Fund, Class I (a)	278,505	2,890,883
Praxis Intermediate Income Fund, Class I (a)	1,427,116	14,984,723
Praxis International Fund, Class I (a)	246,471	2,814,704
Praxis International Index Fund, Class I (a)(b)	276,574	2,821,060
Praxis Small Cap Fund, Class I (a)(b)	354,028	4,106,721
Praxis Value Index Fund, Class I (a)	348,876	2,881,717
Total Mutual Funds		38,146,319

TOTAL INVESTMENTS (Cost* $34,492,531)—99.9%		$38,146,319
Other assets in excess of liabilities — 0.1%		46,443
NET ASSETS—100%		$38,192,762

(a)	Affiliated fund.
(b)	Non-income producing securities.
*	Represents cost for financial reporting purposes.

See accompanying notes to financial statements.

Schedule of portfolio investments
Praxis Genesis Growth Portfolio	June 30, 2011 (Unaudited)

		FAIR
	SHARES	VALUE
Mutual Funds — 99.9%
Praxis Core Stock Fund, Class I (a)	588,423	$7,555,347
Praxis Growth Index Fund, Class I (a)	297,402	3,087,034
Praxis Intermediate Income Fund, Class I (a)	572,676	6,013,103
Praxis International Fund, Class I (a)	262,925	3,002,603
Praxis International Index Fund, Class I (a)(b)	295,788	3,017,043
Praxis Small Cap Fund, Class I (a)(b)	417,934	4,848,034
Praxis Value Index Fund, Class I (a)	369,483	3,051,927
Total Mutual Funds		30,575,091

TOTAL INVESTMENTS (Cost* $26,758,887)—99.9%		$30,575,091
Other assets in excess of liabilities — 0.1%		41,521
NET ASSETS—100%		$30,616,612

(a)	Affiliated fund.
(b)	Non-income producing securities.
*	Represents cost for financial reporting purposes.

See accompanying notes to financial statements.

Statements of assets & liabilities

June 30, 2011 (Unaudited)

	Intermediate
	Income Fund	Core Stock Fund	International Fund
Assets
Total investment securities, at cost	$292,500,566	$138,374,477	$67,252,687
Investments in unaffiliated securities, at market value	$302,359,870	$161,933,596	$82,859,953
Investments in affiliates, at market value	2,792,775	2,170,560	1,075,210
Total investment securities, at market value	305,152,645	164,104,156	83,935,163
Cash	—	—	5,136
Foreign currency, at value (cost $298,378)	—	—	298,814
Receivable for investments sold	—	1,037,329	6,018,665
Receivable for capital shares sold	2,655,858	725,366	66,689
Receivable for dividends and interest	2,920,389	274,656	197,723
Receivable for tax reclaims	—	67,945	516,073
Prepaid expenses	22,445	20,592	22,859
Total Assets	310,751,337	166,230,044	91,061,122
Liabilities
Payable for capital shares redeemed	2,992,747	2,068,362	236,996
Payable for investments purchased	4,352,663	293,919	8,908,189
Accrued expenses and other payables:
Investment advisory fees	97,620	98,288	59,106
Administration fees	50,483	29,727	17,217
Compliance service fees	22,222	5,151	5,340
Distribution fees	15,708	17,926	7,855
Trustee fees	1,889	—	—
Other	156,077	178,025	144,082
Total Liabilities	7,689,409	2,691,398	9,378,785

Net Assets	$303,061,928	$163,538,646	$81,682,337
Components of Net Assets
Paid-in capital	$289,124,486	183,445,664	76,483,320
Accumulated net investment income (loss)	(81,702)	36,191	1,036,028
Accumulated net realized gains (losses) on investments and foreign currency transactions	1,367,065	(45,683,741)	(12,595,420)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	12,652,079	25,740,532	16,758,409
Net Assets	$303,061,928	$163,538,646	$81,682,337

Pricing of Class A Shares
Net assets attributable to Class A shares	$69,629,783	$60,386,585	$29,754,736
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	6,611,903	4,746,935	2,623,659
Net asset value and redemption price per share	$10.53	$12.72	$11.34
Maximum sales charge	3.75%	5.25%	5.25%
Maximum offering price per share [(100%/(100%-Maximum Sales Charge)) of net asset value adjusted to the nearest cent]	$10.94	$13.43	$11.97

Pricing of Class I Shares
Net assets attributable to Class I shares	$233,432,145	$103,152,061	$51,927,601
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	22,237,267	8,036,191	4,547,814
Net asset value, offering price and redemption price per share	$10.50	$12.84	$11.42

See accompanying notes to financial statements.

Statements of assets & liabilities, continued

June 30, 2011 (Unaudited)

	International Index Fund	Value Index Fund	Growth Index Fund	Small Cap Fund
Assets
Total investment securities, at cost	41,478,426	52,181,454	29,869,905	24,103,249
Investment in unaffiliated securities, at market value	$41,259,118	$57,214,465	$35,537,409	$34,035,958
Investments in affiliates, at market value	—	733,675	190,000	200,000
Total Investment securities, at market value	41,259,118	57,948,140	35,727,409	34,235,958
Cash	176,950	42,066	—	—
Receivable for investments sold	—	1,510,626	—	—
Receivable for capital shares sold	102,607	68,583	1,840,275	16,010
Receivable for dividends and interest	158,184	82,255	22,256	9,839
Receivable for tax reclaims	1,413	—	—	—
Prepaid expenses	14,690	14,326	4,906	6,380
Total Assets	41,712,962	59,665,996	37,594,846	34,268,187
Liabilities
Payable for capital shares redeemed	83,566	1,171,943	145,354	3,691,654
Payable for investments purchased	306,374	—	—	—
Accrued expenses and other payables:
Investment advisory fees	9,746	14,273	4,550	19,451
Administration fees	4,950	9,752	5,066	4,756
Compliance service fees	—	1,389	2,492	1,813
Distribution fees	—	10,204	—	—
Trustee fees	—	728	—	—
Other	66,476	56,033	29,082	29,404
Total Liabilities	471,112	1,264,322	186,544	3,747,078

Net Assets	$41,241,850	$58,401,674	$37,408,302	$30,521,109
Components of Net Assets
Paid-in capital	$40,940,790	$66,649,579	$34,412,689	$23,036,677
Accumulated net investment income (loss)	527,461	1,359,334	102,495	(100,736)
Accumulated net realized gains (losses) on investments and foreign currency transactions	(7,132)	(15,373,925)	(2,964,386)	(2,547,541)
Net unrealized appreciation (depreciation) on investments	(219,269)	5,766,686	5,857,504	10,132,709
Net Assets	$41,241,850	$58,401,674	$37,408,302	$30,521,109

Pricing of Class A Shares
Net assets attributable to Class A shares	$379,056	$24,080,502	$3,567,934	$5,769,677
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	37,281	2,909,439	344,831	503,516
Net asset value and redemption price per share	$10.17	$8.28	$10.35	$11.46
Maximum sales charge	5.25%	5.25%	5.25%	5.25%
Maximum offering price per share [(100%/(100%-Maximum Sales Charge)) of net asset value adjusted to the nearest cent]	$10.73	$8.74	$10.92	$12.09

Pricing of Class I Shares
Net assets attributable to Class I shares	$40,862,794	$34,321,172	$33,840,368	$24,751,432
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	4,007,013	4,153,718	3,259,674	2,133,370
Net asset value, offering price and redemption price per share	$10.20	$8.26	$10.38	$11.60

See accompanying notes to financial statements.

Statements of assets & liabilities, continued

June 30, 2011 (Unaudited)

	Conversative Portfolio	Balanced Portfolio	Growth Portfolio
Assets
Investment in affiliates, at cost	$12,922,190	$34,492,531	$26,758,887
Investment in affiliates, at value	$13,647,907	$38,146,319	$30,575,091
Cash	25,129	54,406	63,654
Receivable for capital shares sold	41,633	28,313	31,978
Dividends receivable	30,450	47,946	19,238
Due from adviser	4,238	5,301	9,947
Prepaid expenses	1,239	3,629	3,402
Total Assets	13,750,596	38,285,914	30,703,310

Liabilities
Payable for capital shares redeemed	2,158	12,792	82
Accrued expenses and other payables:
Compliance service fees	139	356	397
Distribution fees	2,727	6,011	4,533
Other	26,363	73,993	81,686
Total Liabilities	31,387	93,152	86,698

Net Assets	$13,719,209	$38,192,762	$30,616,612

Components of Net Assets
Paid-in capital	$12,910,098	$34,220,373	$26,474,541
Accumulated net investment income (loss)	22,982	27,609	3,363
Accumulated net realized gains (losses) on investments in affiliates	60,412	290,992	322,504
Net unrealized appreciation (depreciation) on investments in affiliates	725,717	3,653,788	3,816,204
Net Assets	$13,719,209	$38,192,762	$30,616,612

Pricing of Class A Shares
Net assets attributable to Class A shares	$13,719,209	38,192,762	$30,616,612
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,275,393	3,385,897	2,631,533
Net asset value and redemption price per share	$10.76	$11.28	$11.63
Maximum sales charge	5.25%	5.25%	5.25%
Maximum offering price per share [(100%/(100%-Maximum Sales Charge)) of net asset value adjusted to the nearest cent]	$11.36	$11.90	$12.28

See accompanying notes to financial statements.

Statements of operations

For the six months ended June 30, 2011 (Unaudited)

	Intermediate	Core
	Income Fund	Stock Fund	International Fund
Investment Income
Dividends	$97,801	$1,661,408	$1,524,429
Foreign tax withholding	—	(31,938)	(51,293)
Interest	6,252,378	2,312	124
Interest from affiliates	8,275	6,438	3,132
Total Investment Income	6,358,454	1,638,220	1,476,392

Expenses
Investment advisory fees	587,134	627,911	377,270
Administration fees	66,284	38,065	21,689
Distribution fees - Class A	84,074	79,511	38,409
Transfer agent fees - Class A	61,878	94,386	56,184
Transfer agent fees - Class I	2,546	1,213	1,029
Compliance service fees	45,749	19,077	7,889
Registration fees - Class A	16,712	16,888	16,897
Registration fees - Class I	120	42	102
Shareholder report printing fees - Class A	12,806	24,468	14,467
Shareholder report printing fees - Class I	11	13	2,896
Professional fees	96,548	52,864	31,302
Custodian fees	11,799	18,361	34,085
Trustees’ fees and expenses	32,658	13,843	—
Other expenses	29,362	20,569	10,696
Total Expenses Before Reductions	1,047,681	1,007,211	612,915
Expenses waived by Investment Adviser	(48,336)	—	—
Net Expenses	999,345	1,007,211	612,915

Net Investment Income (Loss)	5,359,109	631,009	863,477

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments	1,367,065	3,049,590	7,746,398
Net realized gains (losses) on foreign currency transactions	—	(4,330)	(68,755)
Change in unrealized appreciation (depreciation) of investments	1,618,660	(1,450,887)	(5,713,673)
Change in unrealized appreciation (depreciation) on foreign currency translations	—	6,475	24,492
Net Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions	2,985,725	1,600,848	1,988,462
Net Change in Net Assets from Operations	$8,344,834	$2,231,857	$2,851,939

See accompanying notes to financial statements.

Statements of operations, continued

For the six months ended June 30, 2011 (Unaudited)

	International	Value	Growth	Small
	Index Fund	Index Fund	Index Fund	Cap Fund
Investment Income
Dividends	$703,935	$721,540	$201,639	$82,167
Foreign tax withholding	(19,177)	—	—	(247)
Interest	—	—	606	—
Interest from affiliates	—	2,298	—	588
Total Investment Income	684,758	723,838	202,245	82,508

Expenses
Investment advisory fees	97,751	91,374	51,388	133,684
Administration fees	5,240	12,109	6,887	6,572
Distribution fees - Class A	—	33,119	4,174	5,764
Transfer agent fees - Class A	20,734	41,629	7,962	8,672
Transfer agent fees - Class I	1,198	771	1,176	1,125
Compliance service fees	1,690	10,675	5,047	4,516
Registration fees - Class A	14,756	16,477	15,768	15,757
Registration fees - Class I	1,481	110	439	533
Shareholder report printing fees - Class A	1,999	10,549	2,559	2,765
Shareholder report printing fees - Class I	25	346	398	6
Professional fees	6,070	17,926	14,595	13,383
Custodian fees	30,269	2,814	2,140	6,061
Trustees’ fees and expenses	578	7,851	2,947	538
Other expenses	14,205	8,641	6,284	3,226
Total Expenses Before Reductions	195,996	254,391	121,764	202,602
Expenses waived by Investment Adviser	(38,699)	—	(22,014)	(19,358)
Net Expenses	157,297	254,391	99,750	183,244

Net Investment Income (Loss)	527,461	469,447	102,495	(100,736)

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments	(7,132)	1,844,911	5,906	2,551,476
Change in unrealized appreciation (depreciation) of investments	(219,269)	203,378	1,637,056	2,054,847
Net Realized and Unrealized Gains (Losses) on Investments	(226,401)	2,048,289	1,642,962	4,606,323
Net Change in Net Assets from Operations	$301,060	$2,517,736	$1,745,457	$4,505,587

See accompanying notes to financial statements.

Statements of operations, continued

For the six months ended June 30, 2011 (Unaudited)

	Conservative Portfolio	Balanced Portfolio	Growth Portfolio
Investment Income
Dividends from affiliates	$171,644	$266,526	$105,363

Expenses
Investment advisory fees	3,268	8,970	7,101
Administration fees	2,155	5,642	6,722
Distribution fees	16,339	44,848	35,504
Transfer agent fees	13,797	41,453	54,426
Compliance service fees	290	653	597
Registration fees	17,048	16,707	16,991
Shareholder report printing fees	2,662	8,479	8,559
Professional fees	2,990	3,670	3,489
Trustee fees and expenses	122	280	291
Other expenses	5,105	13,491	10,567
Total Expenses Before Reductions	63,776	144,193	144,247
Expenses waived/reimbursed by Investment Adviser	(19,712)	(24,475)	(50,637)
Net Expenses	44,064	119,718	93,610

Net Investment Income (Loss)	127,580	146,808	11,753

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments in affiliates	43,655	232,573	268,923
Change in unrealized appreciation (depreciation) of investments in affiliates	210,337	962,364	940,159
Net Realized and Unrealized Gains (Losses) on Investments in affliates	253,992	1,194,937	1,209,082
Net Change in Net Assets from Operations	$381,572	$1,341,745	$1,220,835

See accompanying notes to financial statements.

Statements of changes in net assets

	Intermediate Income Fund		Core Stock Fund		International Fund
	For the		For the		For the
	Six Months	For the	Six Months	For the	Six Months	For the
	Ended	Year	Ended	Year	Ended	Year
	June 30,	Ended	June 30,	Ended	June 30,	Ended
	2011	December	2011	December	2011	December
	(Unaudited)	31, 2010	(Unaudited)	31, 2010	(Unaudited)	31, 2010
From Operations
Net investment income (loss)	$5,359,109	$10,295,310	$631,009	$558,463	$863,477	$349,601
Net realized gains (losses) on investments	1,367,065	2,184,059	3,045,260	2,054,066	7,677,643	4,372,140
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	1,618,660	4,100,541	(1,444,412)	16,944,220	(5,689,181)	6,848,343
Net Change in Net Assets from Operations	8,344,834	16,579,910	2,231,857	19,556,749	2,851,939	11,570,084

Distributions to Shareholders
From net investment income
Class A	(1,141,338)	(2,422,822)	—	—	—	(70,839)
Class I	(4,299,473)	(8,000,422)	—	(933,114)	—	(856,430)
From net realized gains
Class A	—	(237,301)	—	—	—	—
Class I	—	(801,163)	—	—	—	—
Change in Net Assets from Distributions to Shareholders	(5,440,811)	(11,461,708)	—	(933,114)	—	(927,269)

Change in Net Assets from Capital Transactions	3,758,514	40,311,187	(11,070,073)	(41,143,871)	(20,997,616)	(4,022,253)
Change in Net Assets	6,662,537	45,429,389	(8,838,216)	(22,520,236)	(18,145,677)	6,620,562

Net Assets
Beginning of period	296,399,391	250,970,002	172,376,862	194,897,098	99,828,014	93,207,452
End of period	$303,061,928	$296,399,391	$163,538,646	$172,376,862	$81,682,337	$99,828,014

Accumulated Net Investment Income (Loss)	$(81,702)	$—	$36,191	$(594,818)	$1,036,028	$172,551

See accompanying notes to financial statements.

Statements of changes in net assets, continued

	International Index Fund		Value Index Fund		Growth Index Fund		Small Cap Fund
	For the		For the		For the		For the
	Six Months	For the	Six Months	For the	Six Months	For the	Six Months	For the
	Ended	Period	Ended	Year	Ended	Year	Ended	Year
	June 30,	Ended	June 30,	Ended	June 30,	Ended	June 30,	Ended
	2011 (Unaudited)	December 31, 2010(a)	2011 (Unaudited)	December 31, 2010	2011 (Unaudited)	December 31, 2010	2011 (Unaudited)	December 31, 2010
From Operations
Net investment income (loss)	$527,461	$—	$469,447	$957,250	$102,495	$158,403	$(100,736)	$(139,207)
Net realized gains (losses) from security transactions	(7,132)	—	1,844,911	(962,043)	5,906	(405,208)	2,551,476	2,556,316
Net change in unrealized appreciation (depreciation) on investments	(219,269)	—	203,378	7,423,705	1,637,056	4,144,656	2,054,847	5,467,725
Net Change in Net Assets from Operations	301,060	—	2,517,736	7,418,912	1,745,457	3,897,851	4,505,587	7,884,834

Distributions to Shareholders
From net investment income
Class A	—	—	—	(272,240)	—	—	—	—
Class I	—	—	—	(655,340)	—	(172,241)	—	—
Change in Net Assets from Distributions to Shareholders	—	—	—	(927,580)	—	(172,241)	—	—
Change in Net Assets from Capital Transactions	40,920,790	20,000	(322,092)	(12,168,388)	3,350,423	7,303,087	(2,909,270)	(1,487,604)
Change in Net Assets	41,221,850	20,000	2,195,644	(5,677,056)	5,095,880	11,028,697	1,596,317	6,397,230

Net Assets
Beginning of period	20,000	—	56,206,030	61,883,086	32,312,422	21,283,725	28,924,792	22,527,562
End of period	$41,241,850	$20,000	$58,401,674	$56,206,030	$37,408,302	$32,312,422	$30,521,109	$28,924,792

Accumulated Net Investment Income (Loss)	$527,461	$—	$1,359,334	$889,887	$102,495	$—	$(100,736)	$—

(a) Commenced operations on December 31, 2010.

See accompanying notes to financial statements.

Statements of changes in net assets, continued

	Conversative Portfolio		Balanced Portfolio		Growth Portfolio
	For the Six		For the Six		For the Six
	Months	For the	Months	For the	Months	For the
	Ended	Year	Ended	Year	Ended	Year
	June 30,	Ended	June 30,	Ended	June 30,	Ended
	2011	December	2011	December	2011	December
	(Unaudited)	31, 2010	(Unaudited)	31, 2010	(Unaudited)	31, 2010
From Operations
Net investment income (loss)	$127,580	$230,718	$146,808	$400,626	$11,753	$218,043
Net realized gains (losses) on investments in affiliates	43,655	13,841	232,573	53,989	268,923	51,859
Distributions of realized gains by investment company affiliates	—	31,183	—	47,420	—	18,422
Net change in unrealized appreciation (depreciation) on investments in affiliates	210,337	515,380	962,364	2,691,424	940,159	2,876,045
Net Change in Net Assets from Operations	381,572	791,122	1,341,745	3,193,459	1,220,835	3,164,369

Distributions to Shareholders
From net investment income
Class A	(132,729)	(233,151)	(161,996)	(405,913)	(25,001)	(221,272)
Change in Net Assets from Distributions to Shareholders	(132,729)	(233,151)	(161,996)	(405,913)	(25,001)	(221,272)

Change in Net Assets from Capital Transactions	775,690	12,136,705	2,830,576	31,394,891	2,747,915	23,729,766
Change in Net Assets	1,024,533	12,694,676	4,010,325	34,182,437	3,943,749	26,672,863

Net Assets
Beginning of period	12,694,676	—	34,182,437	—	26,672,863	—
End of period	$13,719,209	$12,694,676	$38,192,762	$34,182,437	$30,616,612	$26,672,863

Accumulated Net Investment Income (Loss)	$22,982	$28,131	$27,609	$42,797	$3,363	$16,611

See accompanying notes to financial statements.

Financial Highlights

For a share outstanding throughout the period indicated.

Praxis Intermediate Income Fund - Class A

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010	Year Ended December 31, 2009(a)	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006
Net asset value at beginning of period	$10.43		$10.20	$9.62	$9.78	$9.66	$9.73
Income (loss) from investment operations:
Net investment income	0.18		0.37	0.43	0.45	0.41	0.38
Net realized and unrealized gains (losses) on investments	0.10		0.27	0.56	(0.16)	0.15	(0.04)
Total from investment operations	0.28		0.64	0.99	0.29	0.56	0.34
Less distributions:
Dividends from net investment income	(0.18)		(0.37)	(0.41)	(0.45)	(0.44)	(0.41)
Distributions from net realized gains	—		(0.04)	—	—	—	—
Total distributions	(0.18)		(0.41)	(0.41)	(0.45)	(0.44)	(0.41)
Paid-in capital from redemption fees (b)	—		—	—	—	—	—
Net asset value at end of period	$10.53		$10.43	$10.20	$9.62	$9.78	$9.66
Total return (excludes sales charge)	2.67	%(c)	6.26%	10.49%	3.09%	5.91%	3.63%
Net assets at end of period (000s)	$69,630		$67,259	$74,965	$49,693	$48,951	$41,350
Ratio of net expenses to average net assets	0.99	%(d)	0.98%	0.92%	0.88%	0.88%	0.93%
Ratio of net investment income to average net assets	3.35	%(d)	3.49%	4.22%	4.49%	4.23%	4.19%
Ratio of gross expenses to average net assets*	1.13	%(d)	1.16%	1.27%	1.21%	1.27%	1.28%
Portfolio turnover rate	20.42	%(c)	26.75%	28.56%	25.46%	29.22%	34.19%

Praxis Intermediate Income Fund - Class I

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007	Period Ended December 31, 2006(e)
Net asset value at beginning of period	$10.39		$10.17	$9.61	$9.77	$9.65	$9.47
Income (loss) from investment operations:
Net investment income	0.20		0.40	0.45	0.47	0.43	0.29
Net realized and unrealized gains (losses) on investments	0.11		0.27	0.57	(0.16)	0.15	0.18
Total from investment operations	0.31		0.67	1.02	0.31	0.58	0.47
Less distributions:
Dividends from net investment income	(0.20)		(0.41)	(0.46)	(0.47)	(0.46)	(0.29)
Distributions from net realized gains	—		(0.04)	—	—	—	—
Total distributions	(0.20)		(0.45)	(0.46)	(0.47)	(0.46)	(0.29)
Paid-in capital from redemption fees	—		—	—	— (b)	—	—	(b)
Net asset value at end of period	$10.50		$10.39	$10.17	$9.61	$9.77	$9.65
Total return (excludes sales charge)	2.98	%(c)	6.60%	10.79%	5.21%	6.18%	5.07	%(c)
Net assets at end of period (000s)	$233,432		$229,140	$176,005	$153,332	$212,097	$206,221
Ratio of net expenses to average net assets	0.59	%(d)	0.58%	0.67%	0.63%	0.63%	0.63	%(d)
Ratio of net investment income to average net assets	3.74	%(d)	3.86%	4.51%	4.73%	4.48%	4.47	%(d)
Ratio of gross expenses to average net assets*	0.59	%(d)	0.58%	0.72%	0.64%	0.77%	0.76	%(d)
Portfolio turnover rate	20.42	%(c)	26.75%	28.56%	25.46%	29.22%	34.19%

*	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.
(a)	On August 17, 2009, Class B shares were exchanged for Class A shares.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.
(e)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.

See accompanying notes to financial statements.

Financial Highlights

For a share outstanding throughout the period indicated.

Praxis Core Stock Fund - Class A

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010	Year Ended December 31, 2009(a)	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006
Net asset value at beginning of period	$12.60		$11.30	$8.79	$14.87	$15.40	$14.42
Income (loss) from investment operations:
Net investment income (loss)	0.02		(0.07)	0.01	0.05	0.13	0.04
Net realized and unrealized gains (losses) on investments	0.10		1.37	2.54	(6.08)	(0.24)	1.70
Total from investment operations	0.12		1.30	2.55	(6.03)	(0.11)	1.74
Less distributions:
Dividends from net investment income	—		—	(0.04)	(0.05)	(0.14)	—
Distributions from net realized gains	—		—	—	—	(0.28)	(0.76)
Total distributions	—		—	(0.04)	(0.05)	(0.42)	(0.76)
Paid-in capital from redemption fees (b)	—		—	—	—	—	—
Net asset value at end of period	$12.72		$12.60	$11.30	$8.79	$14.87	$15.40
Total return (excludes sales charge)	0.95	%(c)	11.50%	29.00%	(40.64%)	(0.68%)	12.10%
Net assets at end of period (000s)	$60,387		$65,185	$93,120	$55,151	$99,838	$95,185
Ratio of net expenses to average net assets	1.63	%(d)	1.74%	1.44%	1.31%	1.45%	1.49%
Ratio of net investment income (loss) to average net assets	0.30	%(d)	(0.16%)	0.15%	0.42%	0.81%	0.19%
Ratio of gross expenses to average net assets*	1.63	%(d)	1.74%	1.69%	1.56%	1.70%	1.74%
Portfolio turnover rate	6.93	%(c)	7.43%	12.64%	29.73%	12.17%	72.41%

Praxis Core Stock Fund - Class I
	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006(e)
Net asset value at beginning of period	$12.67		$11.37	$8.84	$14.94	$15.45	$14.76
Income (loss) from investment operations:
Net investment income	0.07		0.08	0.06	0.09	0.20	0.04
Net realized and unrealized gains (losses) on investments	0.10		1.33	2.53	(6.11)	(0.24)	1.41
Total from investment operations	0.17		1.41	2.59	(6.02)	(0.04)	1.45
Less distributions:
Dividends from net investment income	—		(0.11)	(0.06)	(0.08)	(0.19)	—
Distributions from net realized gains	—		—	—	—	(0.28)	(0.76)
Total distributions	—		(0.11)	(0.06)	(0.08)	(0.47)	(0.76)
Paid-in capital from redemption fees	—		—	—	— (b)	—	—
Net asset value at end of period	$12.84		$12.67	$11.37	$8.84	$14.94	$15.45
Total return (excludes sales charge)	1.34	%(c)	12.38%	29.35%	(40.43%)	(0.26%)	9.86	%(c)
Net assets at end of period (000s)	$103,152		$107,192	$101,777	$90,820	$159,737	$173,565
Ratio of net expenses to average net assets	0.92	%(d)	0.94%	1.08%	1.01%	1.05%	1.02	%(d)
Ratio of net investment income to average net assets	1.01	%(d)	0.66%	0.57%	0.72%	1.20%	0.43	%(d)
Ratio of gross expenses to average net assets*	0.92	%(d)	0.94%	1.08%	1.01%	1.05%	1.03	%(d)
Portfolio turnover rate	6.93	%(c)	7.43%	12.64%	29.73%	12.17%	72.41%

*	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.
(a)	On August 17, 2009, Class B shares were exchanged for Class A shares.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.
(e)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.

See accompanying notes to financial statements.

Financial Highlights

For a share outstanding throughout the period indicated.

Praxis International Fund - Class A

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010	Year Ended December 31, 2009(a)	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006
Net asset value at beginning of period	$11.04		$9.88	$8.61	$15.42	$14.23	$11.94
Income (loss) from investment operations:
Net investment income	0.09		0.00 (b)	0.08	0.16	0.12	0.16
Net realized and unrealized gains (losses) on investments	0.21		1.19	1.19	(6.44)	1.65	2.26
Total from investment operations	0.30		1.19	1.27	(6.28)	1.77	2.42
Less distributions:
Dividends from net investment income	—		(0.03)	—	(0.15)	(0.21)	(0.13)
Distributions from net realized gains	—		—	—	(0.36)	(0.37)	—
Tax return of capital	—		—	—	(0.02)	—	—
Total distributions	—		(0.03)	—	(0.53)	(0.58)	(0.13)
Paid-in capital from redemption fees (b)	—		—	—	—	—	—
Net asset value at end of period	$11.34		$11.04	$9.88	$8.61	$15.42	$14.23
Total return (excludes sales charge)	2.53	%(c)	12.20%	14.75%	(41.01%)	12.59%	20.31%
Net assets at end of period (000s)	$29,755		$30,665	$41,158	$26,005	$50,709	$44,837
Ratio of net expenses to average net assets	2.04	%(d)	2.11%	1.70%	1.67%	1.72%	1.76%
Ratio of net investment income (loss) to average net assets	1.56	%(d)	(0.20%)	1.04%	1.40%	0.75%	0.85%
Ratio of gross expenses to average net assets*	2.04	%(d)	2.11%	1.98%	1.92%	1.97%	2.09%
Portfolio turnover rate	51.71	%(c)	72.01%	194.23%	148.65%	59.13%	82.77%

Praxis International Fund - Class I

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006(e)
Net asset value at beginning of period	$11.06		$9.91	$8.61	$15.39	$14.20	$13.52
Income (loss) from investment operations:
Net investment income	0.14		0.05	0.14	0.15	0.17	0.10
Net realized and unrealized gains (losses) on investments	0.22		1.24	1.16	(6.38)	1.65	0.78
Total from investment operations	0.36		1.29	1.30	(6.23)	1.82	0.88
Less distributions:
Dividends from net investment income	—		(0.14)	—	(0.17)	(0.26)	(0.20)
Distributions from net realized gains	—		—	—	(0.36)	(0.37)	—
Tax return of capital	—		—	—	(0.02)	—	—
Total distributions	—		(0.14)	—	(0.55)	(0.63)	(0.20)
Net asset value at end of period	$11.42		$11.06	$9.91	$8.61	$15.39	$14.20
Total return (excludes sales charge)	2.98	%(c)	13.30%	15.23%	(40.85%)	13.02%	6.61	%(c)
Net assets at end of period (000s)	$51,928		$69,163	$52,049	$48,830	$110,001	$98,598
Ratio of net expenses to average net assets	1.13	%(d)	1.12%	1.39%	1.32%	1.31%	1.28	%(d)
Ratio of net investment income (loss) to average net assets	2.36	%(d)	0.71%	1.56%	1.47%	1.13%	1.23	%(d)
Ratio of gross expenses to average net assets*	1.13	%(d)	1.12%	1.39%	1.32%	1.31%	1.39	%(d)
Portfolio turnover rate	51.71	%(c)	72.01%	194.23%	148.65%	59.13%	82.77%

*	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.
(a)	On August 17, 2009, Class B shares were exchanged for Class A shares.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.
(e)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.

See accompanying notes to financial statements.

Financial Highlights

For a share outstanding throughout the period indicated.

Praxis International Index Fund - Class A

	Six Months Ended June 30, 2011 (Unaudited)(a)
Net asset value at beginning of period	$10.00
Income (loss) from investment operations:
Net investment income	0.05
Net realized and unrealized gains (losses) on investments	0.12
Total from investment operations	0.17
Net asset value at end of period	$10.17
Total return (excludes sales charge)	1.70	%(b)
Net assets at end of period (000s)	$379
Ratio of net expenses to average net assets	1.67	%(c)
Ratio of net investment income to average net assets	2.65	%(c)
Ratio of gross expenses to average net assets*	54.00	%(c)
Portfolio turnover rate	0.78	%(b)

Praxis International Index Fund - Class I

	Six Months Ended June 30, 2011 (Unaudited)(a)
Net asset value at beginning of period	$10.00
Income (loss) from investment operations:
Net investment income	0.13
Net realized and unrealized gains (losses) on investments	0.07
Total from investment operations	0.20
Net asset value at end of period	$10.20
Total return (excludes sales charge)	2.00	%(b)
Net assets at end of period (000s)	$40,863
Ratio of net expenses to average net assets	0.96	%(c)
Ratio of net investment income to average net assets	3.22	%(c)
Ratio of gross expenses to average net assets*	0.96	%(c)
Portfolio turnover rate	0.78	%(b)

*	During the period, certain expenses were reduced by the Adviser.
If such expense reductions had not occurred, the ratios would have been as indicated.
(a)	For the period from December 31, 2010 (commencement of operations) through June 30, 2011.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes to financial statements.

Financial Highlights

For a share outstanding throughout the period indicated.

Praxis Value Index Fund - Class A

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010	Year Ended December 31, 2009(a)	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006
Net asset value at beginning of period	$7.95		$7.09	$5.80	$10.12	$11.43	$10.09
Income (loss) from investment operations:
Net investment income	0.06		0.14	0.10	0.18	0.17	0.22
Net realized and unrealized gains (losses) on investments	0.27		0.81	1.21	(4.21)	(0.93)	1.82
Total from investment operations	0.33		0.95	1.31	(4.03)	(0.76)	2.04
Less distributions:
Dividends from net investment income	—		(0.09)	(0.02)	(0.18)	(0.20)	(0.13)
Distributions from net realized gains	—		—	—	(0.11)	(0.35)	(0.57)
Total distributions	—		(0.09)	(0.02)	(0.29)	(0.55)	(0.70)
Paid-in capital from redemption fees (b)	—		—	—	—	—	—
Net asset value at end of period	$8.28		7.95	$7.09	$5.80	$10.12	$11.43
Total return (excludes sales charge)	4.03	%(c)	13.40%	22.64%	(40.15%)	(6.66%)	20.41%
Net assets at end of period (000s)	$24,081		24,341	$30,983	$20,019	$28,209	$22,426
Ratio of net expenses to average net assets	1.29	%(d)	1.38%	1.01%	0.97%	0.90%	1.11%
Ratio of net investment income to average net assets	1.09	%(d)	1.15%	1.96%	2.35%	1.87%	1.52%
Ratio of gross expenses to average net assets*	1.29	%(d)	1.38%	1.33%	1.27%	1.18%	1.37%
Portfolio turnover rate	18.32	%(c)	24.12%	25.72%	20.66%	33.34%	55.37%

Praxis Value Index Fund - Class I

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006(e)
Net asset value at beginning of period	$7.91		$7.05	$5.77	$10.07	$11.38	$10.90
Income (loss) from investment operations:
Net investment income	0.07		0.17	0.14	0.20	0.24	0.12
Net realized and unrealized gains (losses) on investments	0.28		0.85	1.18	(4.19)	(0.97)	1.13
Total from investment operations	0.35		1.02	1.32	(3.99)	(0.73)	1.25
Less distributions:
Dividends from net investment income	—		(0.16)	(0.04)	(0.20)	(0.23)	(0.20)
Distributions from net realized gains	—		—	—	(0.11)	(0.35)	(0.57)
Total distributions	—		(0.16)	(0.04)	(0.31)	(0.58)	(0.77)
Net asset value at end of period	$8.26		$7.91	$7.05	$5.77	$10.07	$11.38
Total return (excludes sales charge)	4.42	%(c)	14.53%	22.82%	(39.94%)	(6.46%)	11.67	%(c)
Net assets at end of period (000s)	$34,321		31,865	$30,900	$24,893	$29,843	$27,029
Ratio of net expenses to average net assets	0.49	%(d)	0.50%	0.73%	0.64%	0.65%	0.89	%(d)
Ratio of net investment income to average net assets	1.89	%(d)	2.06%	2.28%	2.71%	2.12%	1.69	%(d)
Ratio of gross expenses to average net assets*	0.49	%(d)	0.50%	0.73%	0.64%	0.68%	0.95	%(d)
Portfolio turnover rate	18.32	%(c)	24.12%	25.72%	20.66%	33.34%	55.37%

*	During the period, certain expenses were reduced and/or reimbursed by the Adviser and/or Distributor. If such activity had not occurred, the ratios would have been as indicated.
(a)	On August 17, 2009, Class B shares were exchanged for Class A shares.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.
(e)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.

See accompanying notes to financial statements.

Financial Highlights

For a share outstanding throughout the period indicated.

Praxis Growth Index Fund - Class A

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010	Year Ended December 31, 2009(a)	Year Ended December 31, 2008	Period Ended December 31, 2007(e)
Net asset value at beginning of period	$9.86		$8.71	$6.50	$10.40	$10.00
Income (loss) from investment operations:
Net investment income	—	(b)	0.01	0.03	0.01	0.02
Net realized and unrealized gains (losses) on investments	0.49		1.14	2.20	(3.89)	0.38
Total from investment operations	0.49		1.15	2.23	(3.88)	0.40
Less distributions:
Dividends from net investment income	—		—	(0.02)	(0.02)	—
Distributions from net realized gains	—		—	—	—	—	(b)
Total distributions	—		—	(0.02)	(0.02)	—	(b)
Paid-in capital from redemption fees(b)	—		—	—	—	—
Net asset value at end of period	$10.35		$9.86	$8.71	$6.50	$10.40
Total return (excludes sales charge)	4.97	%(c)	13.20%	34.38%	(37.34%)	4.03	%(c)
Net assets at end of period (000s)	$3,568		$2,911	$4,714	$2,504	$2,232
Ratio of net expenses to average net assets	1.11	%(d)	1.10%	0.93%	0.94%	1.16	%(d)
Ratio of net investment income to average net assets	0.07	%(d)	0.13%	0.42%	0.19%	0.68	%(d)
Ratio of gross expenses to average net assets*	2.43	%(d)	2.68%	1.54%	1.51%	3.65	%(d)
Portfolio turnover rate	12.10	%(c)	28.55%	30.99%	28.40%	36.64	%(c)

Praxis Growth Index Fund - Class I
	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008	Period Ended December 31, 2007(e)
Net asset value at beginning of period	$9.86		$8.72	$6.51	$10.41	$10.00
Income (loss) from investment operations:
Net investment income	0.03		0.05	0.04	0.04	—	(b)
Net realized and unrealized gains (losses) on investments	0.49		1.15	2.20	(3.90)	0.42
Total from investment operations	0.52		1.20	2.24	(3.86)	0.42
Less distributions:
Dividends from net investment income	—		(0.06)	(0.03)	(0.04)	(0.01)
Distributions from net realized gains	—		—	—	—	—	(b)
Total distributions	—		(0.06)	(0.03)	(0.04)	(0.01)
Net asset value at end of period	$10.38		$9.86	$8.72	$6.51	$10.41
Total return (excludes sales charge)	5.27	%(c)	13.74%	34.46%	(37.09%)	4.18	%(c)
Net assets at end of period (000s)	$33,840		$29,401	$16,570	$12,388	$24,203
Ratio of net expenses to average net assets	0.52	%(d)	0.58%	0.81%	0.65%	0.82	%(d)
Ratio of net investment income to average net assets	0.66	%(d)	0.70%	0.54%	0.45%	0.34	%(d)
Ratio of gross expenses to average net assets*	0.52	%(d)	0.58%	0.87%	0.73%	2.41	%(d)
Portfolio turnover rate	12.10	%(c)	28.55%	30.99%	28.40%	36.64	%(c)

*	During the period, certain expenses were reduced and/or reimbursed by the Adviser and/or Distributor. If such activity had not occurred, the ratios would have been as indicated.
(a)	On August 17, 2009, Class B shares were exchanged for Class A shares.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.
(e)	For the period May 1, 2007 (commencement of operations) through December 31, 2007.
See accompanying notes to financial statements.

Financial Highlights

For a share outstanding throughout the period indicated.

Praxis Small Cap Fund - Class A

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010	Year Ended December 31, 2009(a)	Year Ended December 31, 2008	Period Ended December 31, 2007(e)
Net asset value at beginning of period	$9.95		$7.55	$5.82	$9.50	$10.00
Loss from investment operations:
Net investment income (loss)	(0.06)		(0.11)	(0.04)	(0.03)	—	(b)
Net realized and unrealized gains (losses) on investments	1.57		2.51	1.77	(3.65)	(0.50)
Total from investment operations	1.51		2.40	1.73	(3.68)	(0.50)
Paid-in capital from redemption fees(b)	—		—	—	—	—
Net asset value at end of period	$11.46		$9.95	$7.55	$5.82	$9.50
Total return (excludes sales charge)	15.08	%(c)	31.79%	29.73%	(38.74%)	(5.00	%)(c)
Net assets at end of period (000s)	$5,770		$3,341	$4,227	$2,307	$1,398
Ratio of net expenses to average net assets	1.71	%(d)	1.69%	1.49%	1.46%	1.65	%(d)
Ratio of net investment loss to average net assets	(1.19	%)(d)	(1.08%)	(0.80%)	(0.52%)	(0.04	%)(d)
Ratio of gross expenses to average net assets*	2.55	%(d)	2.79%	2.34%	2.20%	3.78	%(d)
Portfolio turnover rate	29.39	%(c)	84.26%	60.33%	64.37%	30.37	%(c)

Praxis Small Cap Fund - Class I

	Six Months ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008	Period Ended December 31, 2007(e)
Net asset value at beginning of period	$10.06		$7.59	$5.84	$9.50	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.04)	(0.04)	(0.02)	0.01
Net realized and unrealized gains (losses) on investments	1.57		2.51	1.79	(3.64)	(0.50)
Total from investment operations	1.54		2.47	1.75	(3.66)	(0.49)
Less distributions:
Dividends from net investment income	—		—	—	—	(0.01)
Net asset value at end of period	$11.60		$10.06	$7.59	$5.84	$9.50
Total return (excludes sales charge)	15.31	%(c)	32.54%	29.97%	(38.53%)	(4.91	%)(c)
Net assets at end of period (000s)	$24,751		$25,584	$18,300	$15,392	$15,406
Ratio of net expenses to average net assets	1.07	%(d)	1.08%	1.36%	1.22%	1.35	%(d)
Ratio of net investment income (loss) to average net assets	(0.55	%)(d)	(0.46%)	(0.66%)	(0.29%)	0.47	%(d)
Ratio of gross expenses to average net assets*	1.07	%(d)	1.08%	1.53%	1.27%	2.18	%(d)
Portfolio turnover rate	29.39	%(c)	84.26%	60.33%	64.37%	30.37	%(c)

*	During the period, certain expenses were reduced and/or reimbursed by the Adviser and/or Distributor. If such activity had not occurred, the ratios would have been as indicated.
(a)	On August 17, 2009, Class B shares were exchanged for Class A shares.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.
(e)	For the period May 1, 2007 (commencement of operations) through December 31, 2007.

See accompanying notes to financial statements.

Financial Highlights

For a share outstanding throughout the period indicated

Praxis Genesis Conservative Portfolio - Class A
	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010(a)
Net asset value at beginning of period	$10.55		$10.00
Income from investment operations:
Net investment income	0.10		0.25
Net realized and unrealized gains on investments	0.22		0.55
Total from investment operations	0.32		0.80
Less distributions:
Dividends from net investment income	(0.11)		(0.25)
Paid-in capital from redemption fees(b)	—		—
Net asset value at end of period	$10.76		$10.55
Total return (excludes sales charge)	2.93	%(c)	8.22%
Net assets at end of period (000s)	$13,719		$12,695
Ratio of net expenses to average net assets(e)	0.67	%(d)	0.65%
Ratio of net investment income to average net assets(f)	1.95	%(d)	2.60%
Ratio of gross expenses to average net assets(e)*	0.98	%(d)	0.97%
Portfolio turnover rate	7.71	%(c)	10.08%

*	During the period, certain expenses were reduced and/or reimbursed by the Adviser and/or Distributor. If such activity had not occurred, the ratios would have been as indicated.
(a)	For the period January 1, 2010 (commencement of operations) through December 31, 2010.
(b)	Amount rounds to less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.
(e)	Represents only expenses of the Fund, not Underlying Funds.
(f)	Net Investment income (loss) is affected by timing of distribution from Underlying Funds.

See accompanying notes to financial statements.

Financial Highlights

For a share outstanding throughout the period indicated.

Praxis Genesis Balanced Portfolio - Class A

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010(a)
Net asset value at beginning of period	$10.91		$10.00
Income (loss) from investment operations:
Net investment income	0.04		0.16
Net realized and unrealized losses on investments	0.38		0.91
Total from investment operations	0.42		1.07
Less distributions:
Dividends from net investment income	(0.05)		(0.16)
Paid-in capital from redemption fees(b)	—		—
Net asset value at end of period	$11.28		$10.91
Total return (excludes sales charge)	3.76	%(c)	10.88%
Net assets at end of period (000s)	$38,193		$34,182
Ratio of net expenses to average net assets(e)	0.67	%(d)	0.64%
Ratio of net investment income to average net assets(f)	0.82	%(d)	1.80%
Ratio of gross expenses to average net assets(e)*	0.80	%(d)	0.90%
Portfolio turnover rate	9.08	%(c)	7.84%

*	During the period, certain expenses were reduced and/or reimbursed by the Adviser and/or Distributor. If such activity had not occurred, the ratios would have been as indicated.
(a)	For the period January 1, 2010 (commencement of operations) through December 31, 2010.
(b)	Amount rounds to less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.
(e)	Represents only expenses of the Fund, not Underlying Funds.
(f)	Net Investment income (loss) is affected by timing of distribution from Underlying Funds.

See accompanying notes to financial statements.

Financial Highlights

For a share outstanding throughout the period indicated.

Praxis Genesis Growth Portfolio - Class A

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010(a)
Net asset value at beginning of period	$11.15		$10.00
Income (loss) from investment operations:
Net investment income	0.00		0.10
Net realized and unrealized losses on investments	0.49		1.15
Total from investment operations	0.49		1.25
Less distributions:
Dividends from net investment income	(0.01)		(0.10)
Paid-in capital from redemption fees(b)	—		—
Net asset value at end of period	$11.63		$11.15
Total return (excludes sales charge)	4.30	%(c)	12.65%
Net assets at end of period (000s)	$30,617		$26,673
Ratio of net expenses to average net assets(e)	0.66	%(d)	0.64%
Ratio of net investment income to average net assets(f)	0.08	%(d)	1.33%
Ratio of gross expenses to average net assets(e)*	1.01	%(d)	1.15%
Portfolio turnover rate	10.35	%(c)	7.54%

*	During the period, certain expenses were reduced and/or reimbursed by the Adviser and/or Distributor. If such activity had not occurred, the ratios would have been as indicated.
(a)	For the period January 1, 2010 (commencement of operations) through December 31, 2010.
(b)	Amount rounds to less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.
(e)	Represents only expenses of the Fund, not Underlying Funds.
(f)	Net Investment income (loss) is affected by timing of distribution from Underlying Funds.

See accompanying notes to financial statements.

Notes to financial statements	June 30, 2011 (Unaudited)

1. Organization:
On May 1, 2011, the MMA Praxis Mutual Funds changed its name to the Praxis Mutual Funds. The Praxis Mutual Funds (the “Trust”) is an open-end management investment company established as a Delaware business trust under a Declaration of Trust dated September 27, 1993, as amended and restated December 1, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2011, the Trust consists of the Praxis Intermediate Income Fund, the Praxis Core Stock Fund, the Praxis International Fund, the Praxis International Index Fund, the Praxis Value Index Fund, the Praxis Growth Index Fund, and the Praxis Small Cap Fund, (individually a “Fund”, collectively “the Funds”), the Praxis Genesis Conservative Portfolio, the Praxis Genesis Balanced Portfolio, and the Praxis Genesis Growth Portfolio, (individually a “Portfolio”, collectively “the Portfolios”). The Funds and Portfolios are also referred to individually as the Intermediate Income Fund, Core Stock Fund, International Fund, International Index Fund, Value Index Fund, Growth Index Fund, Small Cap Fund, Conservative Portfolio, Balanced Portfolio, and Growth Portfolio in the financial statements. Each Fund and Portfolio is a diversified series of the Trust.

The International Index Fund commenced operations on December 31, 2010.

As of June 30, 2011, the Funds offer two classes of shares; Class A and Class I and the Portfolios offer Class A. Each class of shares in a Fund or Portfolio has identical rights and privileges except with respect to fees paid under the distribution and shareholder servicing agreements, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares. Class A has a maximum sales charge on purchases of 5.25 percent as a percentage of the original purchase price, except for the Intermediate Income Fund which is 3.75 percent.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s and Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund or Portfolio. However, based on experience, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation:

The Funds and Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Securities generally are valued at market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

The Funds use various independent pricing services to value most of their investments. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. When valuing foreign securities held by the Funds, certain pricing services might use computerized pricing models to systematically calculate adjustments to foreign security closing prices based on the latest market movements. Such pricing models utilize market data that has been obtained between the local market close and the NYSE close to compute adjustments to foreign security close prices. The methods used by the pricing service and the valuations so established will be reviewed by the Adviser under general supervision of the Board of Trustees. Securities for which market quotations are not readily available (e.g. an approved pricing service does not provide a price, certain stale prices or an event occurs that materially affects the furnished price) are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term debt securities of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value.

Investments in restricted securities are valued pursuant to valuation procedures approved by the Board of Trustees (the “Valuation Procedures”). The Valuation Procedures contemplate the Board’s delegation of the implementation of the Valuation Procedures to the Adviser. In valuing restricted securities under the Valuation Procedures, the Adviser will consider (but is not limited to) certain specific and general factors enumerated in the Valuation Procedures. The Valuation Procedures require that the Adviser report to the Board at each of its regular quarterly meetings regarding valuation of restricted securities and actions taken in connection with the Valuation Procedures.

The Portfolio’s investments in the underlying Praxis Mutual Funds (the “Underlying Funds”) are valued at the closing net asset value per share.

The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ and Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of June 30, 2011, for each Fund’s and Portfolio’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, are as follows:

Intermediate Income Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$—	$4,128,825	$—	$4,128,825
Collateralized Mortgage Obligation	—	127,202	—	127,202
Commercial Mortgage Backed Securities	—	20,323,696	—	20,323,696
Foreign Bonds	—	4,324,994	—	4,324,994
Municipal Bonds	—	6,491,259	—	6,491,259
Corporate Bonds	—	134,469,742	—	134,469,742
Corporate Notes	—	—	2,792,775	2,792,775
Interest-Only Bonds	—	55,949	—	55,949
U.S. Government Agencies	—	119,475,858	—	119,475,858
Investment Company	4,062,026	—	—	4,062,026
Short Term Investment	8,900,319	—	—	8,900,319
Total Investments	$12,962,345	$289,397,525	$2,792,775	$305,152,645

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Corporate Notes
Balance as of December 31, 2010	$2,803,207
Proceeds from Sales	—
Cost of Purchases	—
Change in unrealized appreciation (depreciation)	(10,432)
Balance as of June 30, 2011	$2,792,775

There were no significant transfers in and out of Levels 1, 2, or 3 during the six months ended June 30, 2011.

Core Stock Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$159,226,198	$—	$—	$159,226,198
Commercial Paper	—	2,691,987	—	2,691,987
Corporate Notes	—	—	2,170,560	2,170,560
Short Term Investment	15,411	—	—	15,411
Total Investments	$159,241,609	$2,691,987	$2,170,560	$164,104,156

Notes to financial statements, continued	June 30, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Corporate Notes
Balance as of December 31, 2010	$2,179,868
Proceeds from Sales	—
Cost of Purchases	—
Change in unrealized appreciation (depreciation)	(9,308)
Balance as of June 30, 2011	$2,170,560

There were no significant transfers in and out of Levels 1, 2, or 3 during the six months ended June 30, 2011.

International Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Automobiles & Components	$—	$4,248,160	$—	$4,248,160
Banks	427,503	8,527,344	—	8,954,847
Capital Goods	—	5,769,487	—	5,769,487
Commercial & Professional Services	—	2,805,812	—	2,805,812
Commercial Services & Supplies	—	939,754	—	939,754
Consumer Durables & Apparel	—	2,601,426	—	2,601,426
Diversified Financials	—	3,721,297	—	3,721,297
Energy	2,452,060	6,362,035	—	8,814,095
Food & Staples Retailing	—	1,233,007	—	1,233,007
Food, Beverage & Tobacco	—	1,371,055	—	1,371,055
Health Care Equipment & Services	—	1,541,389	—	1,541,389
Insurance	—	3,160,322	—	3,160,322
Materials	749,442	6,962,053	—	7,711,495
Media	—	1,102,383	—	1,102,383
Pharmaceuticals & Biotechnology	676,671	4,812,927	—	5,489,598
Real Estate	1,758,568	—	—	1,758,568
Retailing	—	2,433,467	—	2,433,467
Semiconductors & Semiconductor Equipment	—	985,341	—	985,341
Software & Services	1,897,506	2,465,210	—	4,362,716
Technology Hardware & Equipment	—	1,239,069	—	1,239,069
Telecommunication Services	678,778	4,162,625	—	4,841,403
Transportation	—	500,382	—	500,382
Utilities	—	210,085	—	210,085
Total Common Stocks	8,640,528	67,154,630	—	75,795,158
Short Term Investment	7,064,795	—	—	7,064,795
Corporate Notes	—	—	1,075,210	1,075,210
Total Investments	$15,705,323	$67,154,630	$1,075,210	$83,935,163

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Corporate Notes
Balance as of December 31, 2010	$1,079,513
Proceeds from Sales	—
Cost of Purchases	—
Change in unrealized appreciation (depreciation)	(4,303)
Balance as of June 30, 2011	$1,075,210

There were no significant transfers in and out of Levels 1, 2, or 3 during the six months ended June 30, 2011.

International Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Air Freight & Logistics	$27,990	$43,156	$—	$71,146
Airlines	178,343	—	—	178,343
Auto Components	367,816	119,024	—	486,840
Automobiles	1,057,816	27,987	—	1,085,803
Banks	225,831	256,158	—	481,989
Beverages	186,262	—	—	186,262
Biotechnology	69,188	18,839	—	88,027
Building Products	105,312	35,107	—	140,419
Capital Goods	79,178	97,379	—	176,557
Capital Markets	728,258	66,869	—	795,127
Chemicals	1,408,615	199,323	—	1,607,938
Commercial Banks	5,365,568	253,047	—	5,618,615
Commercial Services & Supplies	164,702	40,647	—	205,349
Communications Equipment	210,875	—	—	210,875
Computers & Peripherals	110,000	21,832	—	131,832
Construction & Engineering	253,697	136,144	—	389,841
Construction Materials	179,672	27,399	—	207,071
Consumer Durables & Apparel	—	56,845	—	56,845
Containers & Packaging	99,766	25,912	—	125,678
Distributors	51,483	23,984	—	75,467
Diversified Financial Services	256,994	22,373	—	279,367
Diversified Financials	77,368	44,929	—	122,297
Diversified Telecommunication Services	1,403,538	—	—	1,403,538
Electric Utilities	535,434	177,886	—	713,320
Electrical Equipment	624,842	76,306	—	701,148
Electronic Equipment, Instruments & Components	377,548	44,498	—	422,046
Energy Equipment & Services	323,788	—	—	323,788
Food & Staples Retailing	631,972	154,928	—	786,900
Food Products	545,712	—	—	545,712
Health Care Equipment & Supplies	62,446	105,506	—	167,952
Health Care Providers & Services	170,465	—	—	170,465
Health Care Technology	55,326	—	—	55,326
Hotels, Restaurants & Leisure	260,657	—	—	260,657
Household Durables	338,469	36,874	—	375,343
Household Products	87,556	56,281	—	143,837
Independent Power Producers & Energy Traders	86,413	25,209	—	111,622
Industrial Conglomerates	448,214	43,126	—	491,340
Insurance	1,521,916	309,929	—	1,831,845
Integrated Telecommunication Services	122,757	—	—	122,757
Internet Software & Services	165,496	—	—	165,496
IT Services	214,673	—	—	214,673
Life Sciences Tools & Services	55,672	—	—	55,672
Machinery	931,164	254,592	—	1,185,756
Marine	53,815	—	—	53,815
Materials	57,575	74,631	—	132,206
Media	641,851	131,386	—	773,237
Metals & Mining	3,298,756	178,168	—	3,476,924
Multiline Retail	62,997	—	—	62,997
Multi-Utilities	672,007	36,358	—	708,365
Office Electronics	205,677	11,094	—	216,771
Oil, Gas & Consumable Fuels	3,905,607	142,354	—	4,047,961
Paper & Forest Products	124,621	67,678	—	192,299
Personal Products	353,437	49,574	—	403,011
Pharmaceuticals	2,314,835	52,621	—	2,367,456
Professional Services	—	45,572	—	45,572
Real Estate Investment Trusts (REITs)	—	39,212	—	39,212
Real Estate Management & Development	754,735	293,297	—	1,048,032
Retailing	—	117,839	—	117,839
Road & Rail	358,101	91,970	—	450,071
Semiconductors & Semiconductor Equipment	934,761	—	—	934,761

Notes to financial statements, continued	June 30, 2011 (Unaudited)

International Index Fund Valuation Inputs at Reporting Date: (continued)

Description	Level 1	Level 2	Level 3	Total
Investments (continued)
Software	$439,561	$15,499	$—	$455,060
Specialty Retail	200,789	7,811	—	208,600
Technology Hardware & Equipment	61,032	11,032	—	72,064
Telecommunication Services	289,428	—	—	289,428
Textiles, Apparel & Luxury Goods	266,260	33,192	—	299,452
Trading Companies & Distributors	203,637	18,965	—	222,602
Transportation Infrastructure	74,588	47,316	—	121,904
Trucking	76,270	—	—	76,270
Water Utilities	42,724	—	—	42,724
Wireless Telecommunication Services	1,001,621	49,234	—	1,050,855
Total Common Stocks	36,563,477	4,316,892	—	40,880,369
Short Term Investment	378,749	—	—	378,749
Total Investments	$36,942,226	$4,316,892	$—	$41,259,118

There were no significant transfers in and out of Levels 1, 2, or 3 during the six months ended June 30, 2011 and the Fund held no Level 3 securities as of June 30, 2011.

Value Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$57,047,093	$—	$—	$57,047,093
Corporate Notes	—	—	733,675	733,675
Short Term Investment	167,372	—	—	167,372
Total Investments	$57,214,465	$—	$733,675	$57,948,140

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Corporate Notes
Balance as of December 31, 2010	$737,478
Proceeds from Sales	—
Cost of Purchases	—
Change in unrealized appreciation (depreciation)	(3,803)
Balance as of June 30, 2011	$733,675

There were no significant transfers in and out of Levels 1, 2, or 3 during the six months ended June 30, 2011.

Growth Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$35,325,912	$—	$—	$35,325,912
Corporate Notes	—	—	190,000	190,000
Short Term Investment	211,497	—	—	211,497
Total Investments	$35,537,409	$—	$190,000	$35,727,409

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Corporate Notes
Balance as of December 31, 2010	$190,000
Proceeds from Sales	—
Cost of Purchases	—
Change in unrealized appreciation (depreciation)	—
Balance as of June 30, 2011	$190,000

There were no significant transfers in and out of Levels 1, 2, or 3 during the six months ended June 30, 2011.

Small Cap Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$30,718,546	$—	$—	$30,718,546
Corporate Notes	—	—	200,000	200,000
Short Term Investment	3,317,412	—	—	3,317,412
Total Investments	$34,035,958	$—	$200,000	$34,235,958

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Corporate Notes
Balance as of December 31, 2010	$200,000
Proceeds from Sales	—
Cost of Purchases	—
Change in unrealized appreciation (depreciation)	—
Balance as of June 30, 2011	$200,000

There were no significant transfers in and out of Levels 1, 2, or 3 during the six months ended June 30, 2011.

Conservative Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments
Mutual Funds	$13,647,907	$—	$—	$13,647,907
Total Investments	$13,647,907	$—	$—	$13,647,907

There were no significant transfers in and out of Levels 1, 2, or 3 during the six months ended June 30, 2011 and the Portfolio held no Level 3 securities as of June 30, 2011.

Balanced Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments
Mutual Funds	$38,146,319	$—	$—	$38,146,319
Total Investments	$38,146,319	$—	$—	$38,146,319

There were no significant transfers in and out of Levels 1, 2, or 3 during the six months ended June 30, 2011 and the Portfolio held no Level 3 securities as of June 30, 2011.

Growth Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments
Mutual Funds	$30,575,091	$—	$—	$30,575,091
Total Investments	$30,575,091	$—	$—	$30,575,091

There were no significant transfers in and out of Levels 1, 2, or 3 during the six months ended June 30, 2011 and the Portfolio held no Level 3 securities as of June 30, 2011.

New Accounting Pronouncement:
In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update’s adoption on the Funds’ and Portfolios’ financial statement disclosures.

Securities Transactions and Related Income:
Changes in holdings of portfolio securities are reflected in the Funds’ and Portfolios’ valuation no later than in the first business day following trade date. For financial reporting purposes, security transactions are accounted for on the trade date on the last business day

Notes to financial statements, continued	June 30, 2011 (Unaudited)

of the reporting period. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date.

Allocations:
Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund or Portfolio are allocated proportionally among all Funds and Portfolios daily in relation to net assets of each Fund or Portfolio or another reasonable measure.

The Portfolios invest in other Praxis equity and fixed income funds (the “Underlying Funds”) and, as a result, the Portfolios indirectly pay a portion of the operating expenses, including management fees of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are represented as Acquired Fund Fees and Expenses (“AFFE”) in the Portfolios’ prospectus. Actual indirect expenses vary depending on how the Portfolio’s assets are allocated among the underlying investments.

Risks associated with Foreign Securities and Currencies:
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation’s interests. These factors may limit the investment opportunities available or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Foreign Currency Translation:
The market value of investment securities, other assets and liabilities of the Core Stock Fund, the International Index Fund and the International Fund denominated in foreign currencies are translated into U.S. dollars at the current exchange rate at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities including investments in securities at the reporting period, resulting from changes in the exchange rate.

Community Development Investments:
The Board of Trustees has authorized the Funds to make certain types of community development investments. In connection with the community development investments, the Funds have received from the Securities and Exchange Commission (“SEC”) an exemptive order that permits each of the Funds to invest a limited portion of its respective net assets in securities issued by an affiliate of the Adviser, Everence Community Investments, Inc. (“ECI”). ECI is a not-for-profit corporation that was organized specifically to promote community development investing and it seeks to fund its efforts primarily through the sale to investors of interests in certain investment pools that it has established (the “CDI-Notes”). Assets raised through offerings of CDI-Notes are then invested directly in non-profit and not-for-profit community development organizations. Each Fund, in accordance with guidelines established by the Board of Trustees and in compliance with the SEC’s exemptive order, would be permitted to invest up to 3 percent of its net assets in CDI-Notes. CDI-Notes have certain specific risk factors associated with them. These types of investments offer a rate of return below the prevailing market rate at acquisition and are considered illiquid, unrated and below-investment grade. They also involve a greater risk of default or price decline than investment-grade securities. However, these investments have been determined by the Adviser and the Board of Trustees as being a beneficial way to carry out each Fund’s goals for stewardship investing at the community level. In addition, these investments are valued in accordance with procedures approved by the Board of Trustees.

Dividends and Distributions:
Dividends from net investment income are declared and paid monthly for the Intermediate Income Fund and the Portfolios. Dividends from net investment income are declared and paid annually for the Core Stock Fund, the International Fund, the International Index

Fund, the Value Index Fund, the Growth Index Fund, and the Small Cap Fund. To the extent the Portfolios invest in the Intermediate Income Fund and receive dividends, they will be paid monthly. Distributions of realized gains from the Underlying Funds are recorded on the ex-dividend date or when the Portfolios first learn of the dividend. Distributable net realized capital gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes:
It is each Fund’s and Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions available to investment companies, as defined in applicable sections of Subchapter M of the Internal Revenue Code, and to distribute timely all of its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains earned on foreign investments at various rates. Where available, the Funds will file for claims on foreign taxes withheld.

Redemption Fees:
The Funds and Portfolios will charge a redemption fee of 2.00 percent of the total redemption amount if a shareholder sells or exchanges shares after holding them for less than 30 days subject to certain exceptions and limitations described in the Prospectus. Amounts charged are included in Paid in Capital Transactions as disclosed in Note 6 to the Financial Statements.

3. Derivative Financial Instruments:
A derivative financial instrument in very general terms refers to an investment whose value is “derived” from the value of an underlying asset, reference rate or index. The Trust may use derivative instruments for a variety of reasons, such as to attempt to protect a Fund against possible changes in the market value of its portfolio or to manage a Fund’s foreign currency exposure or to generate potential gain. All of the Trust’s portfolio holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the contract. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

Summarized below are specific types of derivative financial instruments used by the Trust.

Forward Foreign Currency Exchange Contracts:
The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of specific foreign currencies at a fixed price on a future date. Risks may arise upon entering these contracts for the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The International Fund may enter into forward contracts as a hedge against specific transactions or portfolio positions to protect against adverse currency movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

As of June 30, 2011, the Funds did not hold any forward foreign currency exchange contracts.

Derivative Instruments and Hedging Activities:
The following table is the summary of the effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2011:

International Fund

The Effect of Derivative Instruments on the Statements of Operations
for the Six Months Ended June 30, 2011
Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation (Deprecation) on Derivatives
Net realized gains on
foreign currency transactions,
Forward Foreign	Change in unrealized
Currency Exchange	appreciation/depreciation
Contracts	on foreign currency translations	$(120,206)	$—

Notes to financial statements, continued	June 30, 2011 (Unaudited)

The average monthly contract amount of the forward foreign currency contracts during the period ended June 30, 2011 are detailed in the table below:

Fund	Average Contract Market Value - Short	Average Contract Market Value - Long
International Fund	$(1,030,515)	$2,833,221

4. Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term debt securities having maturities one year or less and U.S. Government Securities) for the six months ended June 30, 2011 were as follows:

	Purchases	Sales
Intermediate Income Fund	$63,099,193	$58,986,122
Core Stock Fund	11,709,093	20,625,163
International Fund	41,952,753	63,106,524
International Index Fund	41,322,210	240,684
Value Index Fund	11,197,976	11,637,046
Growth Index Fund	5,861,760	4,177,765
Small Cap Fund	9,167,153	11,414,175
Conservative Portfolio	1,724,491	1,015,158
Balanced Portfolio	6,163,680	3,297,486
Growth Portfolio	5,723,297	2,984,751

5. Investment Transactions with Affiliates:

The Portfolios invest in the underlying Praxis Mutual Funds which are also advised by Everence Capital Management, Inc. (formerly MMA Capital Management, Inc.), (the “Adviser”). Therefore, the Underlying Funds are deemed affiliates, and the related activity in those investments were as follows:

	For the period ended June 30, 2011
Affliate	Value at December 31, 2010	Purchase Cost	Sales Proceeds	Realized Gain (Loss)	Dividend Income		Shares at June 30, 2011	Value at June 30, 2011
Praxis Conservative Allocation Portfolio
Praxis Core Stock Fund	$1,298,563	$86,808	$53,295	$(537)	$		$105,082	$1,349,253
Praxis Growth Index Fund	640,325	43,404	26,648	(258)			66,588	691,183
Praxis Intermediate
Income Fund	8,803,625	984,071	364,244	(6,524)		$171,644	906,533	9,518,597
Praxis International Fund	962,105	32,580	500,405	50,366			45,046	514,428
Praxis International Index	—	512,521	19,561	(248)			49,139	501,219
Praxis Small Cap Fund	325,498	21,702	24,358	1,110			32,154	372,989
Praxis Value Index Fund	654,467	43,404	26,648	(254)			84,775	700,238
Total	$12,684,583			$43,655		$171,644		$13,647,907

	For the period ended June 30, 2011
Affliate	Value at December 31, 2010	Purchase Cost	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Shares at June 30, 2011	Value at June 30, 2011
Praxis Balanced Allocation Portfolio
Praxis Core Stock Fund	$6,917,392	$769,720	$134,549	$(1,018)		$595,523	$7,646,511
Praxis Growth Index Fund	2,558,882	241,997	50,456	(317)		278,505	2,890,883
Praxis Intermediate
Income Fund	13,402,811	1,704,621	267,353	(6,629)	$266,526	1,427,116	14,984,723
Praxis International Fund	5,124,809	182,805	2,601,428	237,994		246,471	2,814,704
Praxis International Index	—	2,826,492	50,456	(522)		276,574	2,821,060
Praxis Small Cap Fund	3,465,970	238,883	142,787	3,403		354,028	4,106,721
Praxis Value Index Fund	2,615,325	199,162	50,456	(338)		348,876	2,881,717
Total	$34,085,189			$232,573	$266,526		$38,146,319

	For the period ended June 30, 2011
Affliate	Value at December 31, 2010	Purchase Cost	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Shares at June 30, 2011	Value at June 30, 2011
Praxis Growth Allocation Portfolio
Praxis Core Stock Fund	$6,716,678	$813,282	$62,155	$(372)		$588,423	$7,555,347
Praxis Growth Index Fund	2,650,426	313,549	24,862	(251)		297,402	3,087,034
Praxis Intermediate
Income Fund	5,206,075	799,929	49,724	(1,304)	$105,363	572,676	6,013,103
Praxis International Fund	5,307,825	265,732	2,682,861	272,689		262,925	3,002,603
Praxis International Index	—	2,992,224	24,862	(265)		295,788	3,017,043
Praxis Small Cap Fund	4,037,354	293,389	115,426	(1,456)		417,934	4,848,034
Praxis Value Index Fund	2,709,105	245,192	24,862	(118)		369,483	3,051,927
Total	$26,627,463			$268,923	$105,363		$30,575,091

6. Related Party Transactions:

Everence Capital Management, Inc., provides investment advisory services to the Funds and Portfolios. Under the terms of the investment advisory agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds and Portfolios as follows:

Intermediate Income Fund	0.40%
Core Stock Fund	0.74%
International Fund	0.90%
International Index Fund	0.60%
Value Index Fund	0.30%
Growth Index Fund	0.30%
Small Cap Fund	0.85%
Conservative Portfolio	0.05%
Balanced Portfolio	0.05%
Growth Portfolio	0.05%

The Adviser has retained various Sub-Advisers to manage the investments of certain Funds under the terms of the Sub-Advisory Agreements. The Adviser (not the Funds) pays each Sub-Adviser a fee for these services. Wells Capital Management Inc., serves as the Sub-Adviser to the International Fund, Aperio Group LLC serves as the Sub-Adviser to the International Index Fund, Davis Selected Advisers, LP serves as the Sub-Adviser to the Core Stock Fund, and Luther King Capital Management Corporation serves as the Sub-Adviser to the Small Cap Fund.

The Adviser has entered into an expense limitation agreement until April 30, 2012. Pursuant to this agreement, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary in order to limit the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees, legal fees, acquired fund fees and expenses, and other extraordinary expenses) of certain Funds and the Portfolios. Those Funds and Portfolios have agreed to repay the Adviser for the amounts waived and/or reimbursed by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees, legal fees, acquired fund fees and expenses, and extraordinary expenses) to exceed the contractual expense limit in place at the time of the waiver and/or reimbursement and the repayment is made within three years after the year in which the Adviser waived and/or reimbursed the expense.

The contractual expense limits in place for the six months ended June 30, 2011 were:

Funds
Intermediate Income Fund – Class A	0.90%
International Fund – Class A	2.10%
International Index Fund – Class A	1.65%
Growth Index Fund – Class A	1.04%
Small Cap Fund – Class A	1.65%
Conservative Portfolio – Class A	0.60%
Balanced Portfolio – Class A	0.60%
Growth Portfolio – Class A	0.60%

Notes to financial statements, continued	June 30, 2011 (Unaudited)

For the period of six months ended June 30, 2011, the Adviser contractually waived investment advisory fees and/or reimbursed other operating expenses of the Funds and Portfolios as follows:

Intermediate Income Fund – Class A	$48,336
International Index Fund – Class A	38,699
Growth Index Fund – Class A	22,014
Small Cap Fund – Class A	19,358
Conservative Portfolio – Class A	19,712
Balanced Portfolio – Class A	24,475
Growth Portfolio – Class A	50,637

As of June 30, 2011, the Funds and Portfolios had the following amounts (and year of expiration) subject to repayment to the Adviser:

	Year Waived	Repayment Expires	Balance
Intermediate Income Fund	2008	2011	$99,191
	2009	2012	78,489
	2010	2013	126,302
	2011	2014	48,336
			$352,318
Core Stock Fund	2009	2012	$3,112
International Fund	2008	2011	4,106
	2009	2012	17,440
			$21,546
International Index Fund	2011	2014	$38,699
Value Index Fund	2008	2011	24,950
	2009	2012	12,461
			$37,411
Growth Index Fund	2008	2011	$31,734
	2009	2012	30,231
	2010	2013	49,945
	2011	2014	22,014
			$133,924
Small Cap Fund	2008	2011	$26,019
	2009	2012	31,813
	2010	2013	36,427
	2011	2014	19,358
			$113,617
Conservative Portfolio	2010	2013	29,103
	2011	2014	19,712
			$48,815
Balanced Portfolio	2010	2013	55,781
	2011	2014	24,475
			$80,256
Growth Portfolio	2010	2013	83,521
	2011	2014	50,637
			$134,158

JPMorgan Chase Bank, N.A. (“JPMorgan”) provides administrative, accounting, transfer agency, shareholder servicing and dividend disbursing services on behalf of the Trust. For these services, JPMorgan receives an annual fee, paid monthly, from each Fund and Portfolio.

BHIL Distributors, Inc. (“Distributor” and “Underwriter”) serves as the Funds’ and Portfolios’ principal Distributor and Underwriter and, as such, acts as exclusive agent for distribution of the Funds’ and Portfolios’ shares. Under the terms of the Underwriting Agreements between the Trust and the Underwriter, the Underwriter earned amounts from underwriting and broker commissions on the sale of shares as follows:

Intermediate Income Fund	$2,540
Core Stock Fund	$3,509
International Fund	$1,532
International Index Fund	$270
Value Index Fund	$1,648
Growth Index Fund	$567
Small Cap Fund	$895
Conservative Portfolio	$2,674
Balanced Portfolio	$10,802
Growth Portfolio	$9,666

The Trust has adopted a Plan of Distribution (12b-1 plan) under which each Fund and Portfolio may directly incur or reimburse the Adviser or the Underwriter for expenses related to the distribution and promotion of shares. The Rule 12b-1 Plan permits Class A Shares of the Funds and Portfolios to pay a 12b-1 fee of up to 0.50 percent of the average daily net assets of the applicable Fund and Portfolio, although the Board has currently authorized the Funds and Portfolios to charge no more than 0.25%. The Distributor may use the 12b-1 fee for shareholder servicing or distribution.

Under the terms of the Compliance and Financial Controls Service Agreements between the Trust and Beacon Hill Fund Services (“Beacon Hill”), Beacon Hill provides certain compliance and financial control services to the Trust, including developing and assisting in implementing a compliance program for the Trust, providing administrative support services to the Funds’ and Portfolios’ Compliance Program, providing the Chief Compliance Officer and providing the Chief Financial Officer. For these services, Beacon Hill receives a monthly fee from each Fund and Portfolio.

Certain Officers of the Trust are affiliated with the Adviser, Distributor and/or JPMorgan. With the exception of the Chief Compliance Officer and the Chief Financial Officer, such officers are not paid any fees directly by the Funds or Portfolios for serving as Officers of the Trust.

The Chairman of the Board of Trustees receives an annual retainer of $9,000. The Lead Independent Trustee receives an annual retainer of $8,000. The Audit Committee Chairman of the Board of Trustees receives an annual retainer of $7,000. Each additional Independent Board member receives an annual retainer of $6,000. The meeting attendance fee is $2,000 per Trustee for each quarterly in-person meeting and $1,000 for telephonic meetings. The Trust paid $76,000 in aggregate Trustee fees during the six months ended June 30, 2011.

7. Capital Share Transactions:
Transactions in shares of the Funds and Portfolios are summarized below:

	Intermediate Income Fund		Core Stock Fund		International Fund
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$9,088,789	$16,338,985	$2,145,015	$4,428,945	$1,889,755	$4,499,797
Dividends reinvested	792,670	2,366,991		314,061		66,214
Cost of shares redeemed	(8,175,990)	(28,007,803)	(7,652,131)	(39,407,861)	(3,638,056)	(17,995,216)
Redemption fees	653	2,306	54	531	706	1,044
Class A Share Transactions	$1,706,122	$(9,299,521)	$(5,507,062)	$(34,664,324)	$(1,747,595)	$(13,428,161)
Class I Shares:
Proceeds from shares issued	$17,723,205	$71,176,908	$4,950,514	$22,759,027	$4,198,763	$20,292,824
Dividends reinvested	1,798,560	4,651,592		738,180		559,358
Cost of shares redeemed	(17,469,373)	(26,217,792)	(10,513,525)	(29,976,754)	(23,448,784)	(11,446,274)
Class I Share Transactions	$2,052,392	$49,610,708	$(5,563,011)	$(6,479,547)	$(19,250,021)	$9,405,908
Net increase (decrease) from capital transactions	$3,758,514	$40,311,187	$(11,070,073)	$(41,143,871)	$(20,997,616)	$(4,022,253)

Notes to financial statements, continued	June 30, 2011 (Unaudited)

	Intermediate Income Fund		Core Stock Fund		International Fund
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
Share Transactions:
Class A Shares:
Issued	865,945	1,558,925	166,866	385,848	166,160	452,088
Reinvested	75,708	226,275		27,793		6,009
Redeemed	(780,192)	(2,685,416)	(595,357)	(3,480,062)	(321,072)	(1,843,831)
Change in Class A Shares	161,461	(900,216)	(428,491)	(3,066,421)	(154,912)	(1,385,734)
Class I Shares:
Issued	1,694,578	6,807,757	384,055	2,003,349	368,054	2,068,778
Reinvested	172,315	445,815		60,440		50,667
Redeemed	(1,674,776)	(2,517,124)	(811,047)	(2,552,665)	(2,071,897)	(1,118,050)
Change in Class I Shares	192,117	4,736,448	(426,992)	(488,876)	(1,703,843)	1,001,395
Net increase (decrease) from share transactions	353,578	3,836,232	(855,483)	(3,555,297)	(1,858,755)	(384,339)

	International Index Fund	Value Index Fund		Growth Index Fund		Small Cap Fund
	Six Months Ended June 30, 2011	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$373,165	$7,330,108	$4,266,903	$864,946	$801,174	$2,056,562	$588,024
Dividends reinvested			258,121		12,108		—
Cost of shares redeemed	(4,865)	(8,530,365)	(13,951,117)	(364,029)	(2,938,142)	(258,118)	(2,326,953)
Redemption fees	115	377	1,028	3	10	29	6
Class A Share Transactions	$368,415	$(1,199,880)	$(9,425,065)	$500,920	$(2,124,850)	$1,798,473	$(1,738,923)
Class I Shares:
Proceeds from shares issued	$41,856,232	$6,547,069	$8,733,406	$4,313,019	$11,447,062	$2,212,983	$10,730,518
Dividends reinvested			480,087		176,792		—
Cost of shares redeemed	(1,303,857)	(5,669,281)	(11,956,816)	(1,463,516)	(2,195,917)	(6,920,726)	(10,479,199)
Class I Share Transactions	$40,552,375	$877,788	$(2,743,323)	$2,849,503	$9,427,937	$(4,707,743)	$251,319
Net increase (decrease) from capital transactions	$40,920,790	$(322,092)	$(12,168,388)	$3,350,423	$7,303,087	$(2,909,270)	$(1,487,604)
Share Transactions:
Class A Shares:
Issued	36,755	895,445	564,826	85,085	90,595	191,344	73,267
Reinvested			45,709		1,390		—
Redeemed	(474)	(1,046,521)	(1,922,416)	(35,567)	(337,731)	(23,571)	(297,101)
Change in Class A Shares	36,281	(151,076)	(1,311,881)	49,518	(245,746)	167,773	(223,834)
Class I Shares:
Issued	4,135,042	808,717	1,204,577	420,228	1,302,570	203,772	1,338,188
Reinvested			61,712		18,615		—
Redeemed	(129,029)	(682,811)	(1,618,796)	(143,125)	(238,378)	(614,040)	(1,205,918)
Change in Class I Shares	4,006,013	125,906	(352,507)	277,103	1,082,807	(410,268)	132,270
Net increase (decrease) from share transactions	4,042,294	(25,170)	(1,664,388)	326,621	837,061	(242,495)	(91,564)

	Conservative Portfolio		Balanced Portfolio		Growth Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$1,494,621	$12,845,366	$4,645,211	$33,056,765	$3,894,814	$24,915,475
Dividends reinvested	129,691	228,751	160,754	402,086	24,923	220,356
Cost of shares redeemed	(848,622)	(937,427)	(1,975,429)	(2,064,731)	(1,171,824)	(1,406,473)
Redemption fees		15	40	771	2	408
Class A Share Transactions	$775,690	$12,136,705	$2,830,576	$31,394,891	$2,747,915	$23,729,766
Net increase (decrease) from capital transactions	$775,690	$12,136,705	$2,830,576	$31,394,891	$2,747,915	$23,729,766

Share Transactions:
Class A Shares:
Issued	139,774	1,271,551	415,691	3,297,446	338,918	2,507,828
Reinvested	12,105	22,174	14,282	38,103	2,167	20,002
Redeemed	(79,444)	(90,767)	(176,441)	(203,184)	(101,889)	(135,493)
Change in Class A Shares	72,435	1,202,958	253,532	3,132,365	239,196	2,392,337
Net increase (decrease) from share transactions	72,435	1,202,958	253,532	3,132,365	239,196	2,392,337

8. Federal Income Tax Information:

The character of dividends paid to shareholders for federal income tax purposes during the latest years ended December 31, 2010 and 2009 was (as applicable) was as follows:

	Intermediate Income Fund		Core Stock Fund		International Fund
	2010	2009	2010	2009	2010	2009
From ordinary income	$11,366,009	$10,038,319	$933,114	$909,968	$927,269	$—
From long-term capital gains	95,699	—	—	—	—	—
Total distributions	$11,461,708	$10,038,319	$933,114	$909,968	$927,269	$—

	Value Index Fund		Growth Index Fund		Small Cap Fund
	2010	2009	2010	2009	2010	2009
From ordinary income	$927,580	$262,193	$172,241	$76,741	$—	$—
From long-term capital gains	—	—	—	—	—	—
Total distributions	$927,580	$262,193	$172,241	$76,741	$—	$—

	Conservative Portfolio	Balanced Portfolio	Growth Portfolio
	2010	2010	2010
From ordinary income	$233,151	$405,913	$221,272
From long-term capital gains	—	—	—
Total distributions	$233,151	$405,913	$221,272

Notes to financial statements, continued	June 30, 2011 (Unaudited)

The following information is computed on a tax basis for each item as of December 31, 2010:

	Intermediate Income Fund	Core Stock Fund	International Fund
Tax cost of portfolio investments	$281,689,743	$146,019,159	$78,578,745
Gross unrealized appreciation	13,186,885	37,616,637	21,415,180
Gross unrealized depreciation	(2,153,466)	(11,198,954)	(1,360,307)
Net unrealized appreciation (depreciation)	11,033,419	26,417,683	20,054,873
Undistributed ordinary income	—	—	291,918
Capital loss carryforward	—	(48,559,587)	(18,051,153)
Post-October losses	—	(1,349)	—
Other temporary differences	—	4,378	51,440
Accumulated earnings (deficit)	$11,033,419	$(22,138,875)	$2,347,078

	Value Index Fund	Growth Index Fund	Small Cap Fund
Tax cost of portfolio investments	$52,275,120	$28,617,994	$21,516,699
Gross unrealized appreciation	8,932,141	5,194,607	8,153,278
Gross unrealized depreciation	(4,831,256)	(1,376,036)	(132,250)
Net unrealized appreciation (depreciation)	4,100,885	3,818,571	8,021,028
Undistributed ordinary income	885,761	—	—
Capital loss carryforward	(15,741,058)	(2,482,797)	(5,042,183)
Post-October losses	—	(85,592)	—
Other temporary differences	(11,229)	(26)	—
Accumulated earnings (deficit)	$(10,765,641)	$1,250,156	$2,978,845

	Conservative Portfolio	Balanced Portfolio	Growth Portfolio
Tax cost of portfolio investments	$12,179,774	$31,418,084	$23,768,482
Gross unrealized appreciation	534,132	2,718,121	2,881,771
Gross unrealized depreciation	(29,323)	(51,016)	(22,790)
Net unrealized appreciation (depreciation)	504,809	2,667,105	2,858,981
Undistributed ordinary income	55,459	125,535	87,256
Accumulated earnings (deficit)	$560,268	$2,792,640	$2,946,237

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and investments in Passive Foreign Investment Companies.

As of the latest tax year, December 31, 2010, the following Funds had net capital loss carry forwards to offset future net capital gains, if any:

	Amount	Expires
Core Stock Fund	$12,397,714	2016
	32,345,717	2017
	3,816,156	2018
	$48,559,587
International Fund	$4,667,932	2016
	13,383,221	2017
	$18,051,153
Value Index Fund	$1,354,661	2016
	9,511,075	2017
	4,875,322	2018
	$15,741,058
Growth Index Fund	$230,032	2016
	2,252,765	2017
	$2,482,797
Small Cap Fund	$684,193	2016
	4,357,990	2017
	$5,042,183

During the year ended December 31, 2010 the Intermediate Fund, International Fund, Growth Index Fund, and Small Cap Fund utilized $1,940,494, $3,962,538, $655,918, and $2,280,620 of capital loss carryforwards, respectively.

The Regulated Investment Company Modernization Act of 2010 (the ‘‘Act’’) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds and Portfolios. In general, the provisions of the Act will be effective for the Funds’ and Portfolios’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s and Portfolio’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Funds and Portfolios, if any, will be contained within the ‘‘Federal Taxes’’ section of the financial statement notes for the fiscal year ending December 31, 2011.

The following information is computed on a tax basis for each item as of June 30, 2011:

	Intermediate Income Fund	Core Stock Fund	International Fund	International Index Fund
Tax cost of portfolio investments	$292,518,493	$138,549,831	$69,131,801	$41,478,429
Gross unrealized appreciation	14,062,177	34,273,368	16,322,578	1,641,653
Gross unrealized depreciation	(1,428,025)	(8,719,043)	(1,519,216)	(1,860,964)
Net unrealized appreciation (depreciation)	$12,634,152	$25,554,325	$14,803,362	$(219,311)

	Value Index Fund	Growth Index Fund	Small Cap Fund
Tax cost of portfolio investments	$53,887,419	$30,234,479	$24,146,568
Gross unrealized appreciation	8,157,868	6,551,194	10,117,526
Gross unrealized depreciation	(4,097,147)	(1,058,264)	(28,136)
Net unrealized appreciation (depreciation)	$4,060,721	$5,492,930	$10,089,390

	Conservative Portfolio	Balanced Portfolio	Growth Portfolio
Tax cost of portfolio investments	$12,940,088	$34,525,313	$26,778,105
Gross unrealized appreciation	707,819	3,621,006	3,796,986
Gross unrealized depreciation	—	—	—
Net unrealized appreciation (depreciation)	$707,819	$3,621,006	$3,796,986

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital losses carryforwards will be determined at the end of the current tax year.

9. Subsequent Events

The Funds and Portfolios evaluated subsequent events through the date these financial statements were issued. There were no significant events that would have a material impact on the Funds’ and Portfolios’ financial statements.

Additional Fund information	June 30, 2011 (Unaudited)

Security Allocation:

The Praxis Mutual Funds invested, as a percentage of net assets, in the following as of the year ended June 30, 2011.

Intermediate Income Fund

Percentage of
Security Allocation	Net Assets
Asset Backed Securities	1.4%
Collateralized Mortgage Obligation	0.1%
Commercial Mortgage Backed Securities	6.7%
Foreign Bonds	1.4%
Municipal Bonds	2.1%
Corporate Bonds	44.4%
Corporate Notes	0.9%
Interest-Only Bond	0.0%
Federal Farm Credit Bank	0.7%
Federal Home Loan Bank	5.2%
Federal Home Loan Mortgage Corp.	16.3%
Federal National Mortgage Association	16.0%
Government National Mortgage Association	0.5%
Small Business Administration	0.2%
U.S. Department of Housing and Urban Development	0.5%
Mutual Fund	1.4%
Short Term Investment	2.9%
Total	100.7%

Core Stock Fund

Percentage of
Security Allocation	Net Assets
Common Stocks	97.4%
Commercial Paper	1.6%
Corporate Notes	1.3%
Short Term Investment	0.0%
Total	100.3%

International Fund

Percentage of
Security Allocation	Net Assets
Argentina	1.0%
Australia	3.5%
Brazil	0.5%
Canada	5.1%
China	4.4%
France	9.0%
Germany	9.3%
Hong Kong	0.8%
Israel	0.8%
Italy	0.6%
Japan	11.4%
Netherlands	5.9%
Norway	0.7%
Singapore	0.6%
Spain	4.9%
Switzerland	8.8%
United Kingdom	25.5%
Corporate Notes - Domestic	1.4%
Short Term Investment	8.6%
Total	102.8%

International Index Fund

Percentage of
Security Allocation	Net Assets
Australia	5.8%
Austria	0.4%
Belgium	0.3%
Bermuda	0.0%
Brazil	3.7%
Canada	7.6%
Chile	0.7%
China	2.4%
Colombia	0.6%
Denmark	0.7%
Finland	0.5%
France	6.9%
Germany	6.6%
Greece	0.2%
Hong Kong	3.5%
Hungary	0.3%
India	1.9%
Indonesia	0.8%
Ireland	0.9%
Israel	0.5%
Italy	1.7%
Japan	13.9%
Jersey	0.1%
Mexico	1.3%
Netherlands	3.9%
Norway	0.8%
Peru	0.2%
Portugal	0.2%
Russia	0.7%
Singapore	1.8%
South Africa	1.8%
South Korea	2.9%
Spain	2.7%
Sweden	2.0%
Switzerland	6.2%
Taiwan	2.2%
Turkey	0.3%
United Kingdom	11.6%
United States	0.5%
Short Term Investment	0.9%
Total	100.0%

Value Index Fund

Percentage of
Security Allocation	Net Assets
Common Stocks	97.7%
Corporate Notes	1.2%
Short Term Investment	0.3%
Total	99.2%

Growth Index Fund

Percentage of
Security Allocation	Net Assets
Common Stocks	94.4%
Corporate Notes	0.5%
Short Term Investment	0.6%
Total	95.5%

Small Cap Fund

Percentage of
Security Allocation	Net Assets
Common Stocks	100.6%
Corporate Notes	0.7%
Short Term Investment	10.9%
Total	112.2%

Genesis Conservative Portfolio

Percentage of
Security Allocation	Net Assets
Mutual Funds	99.5%

Genesis Balanced Portfolio

Percentage of
Security Allocation	Net Assets
Mutual Funds	99.9%

Genesis Growth Portfolio

Percentage of
Security Allocation	Net Assets
Mutual Funds	99.9%

Additional Fund information, continued	June 30, 2011 (Unaudited)

Expense Comparison:

As a shareholder of the Praxis Mutual Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; redemption fees; and exchange fees; (2) ongoing costs, including management fees; distribution and service 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Praxis Mutual Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 through June 30, 2011.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 12/31/10	Ending Account Value 6/30/11	Expense Paid During Period* 12/31/2010-6/30/2011	Expense Ratio During Period** 12/31/2010-6/30/2011
Intermediate Income Fund
Class A	$1,000.00	$1,026.70	$4.97	0.99%
Class I	1,000.00	1,029.80	2.97	0.59%
Core Stock Fund
Class A	1,000.00	1,009.50	8.12	1.63%
Class I	1,000.00	1,013.40	4.59	0.92%
International Fund
Class A	1,000.00	1,025.30	10.24	2.04%
Class I	1,000.00	1,029.80	5.69	1.13%
International Index Fund
Class A	1,000.00	1,017.00	8.35	1.67%
Class I	1,000.00	1,020.00	4.81	0.96%
Value Index Fund
Class A	1,000.00	1,040.30	6.53	1.29%
Class I	1,000.00	1,044.20	2.48	0.49%
Growth Index Fund
Class A	1,000.00	1,049.70	5.64	1.11%
Class I	1,000.00	1,052.70	2.65	0.52%
Small Cap Index
Class A	1,000.00	1,150.80	9.12	1.17%
Class I	1,000.00	1,153.10	5.71	1.07%
Conservative Portfolio
Class A	1,000.00	1,029.30	3.37	0.67%
Balanced Portfolio
Class A	1,000.00	1,037.60	3.38	0.67%
Growth Allocation Portfolio
Class A	1,000.00	1,043.00	3.34	0.66%

*
Expenses are equal to average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on each Praxis Mutual Fund’s expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the Fund’s or Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/31/10	Ending Account Value 6/30/11	Expense Paid During Period* 12/31/2010-6/30/2011	Expense Ratio During Period** 12/31/2010-6/30/2011
Intermediate Income Fund
Class A	$1,000.00	$1,019.89	$4.96	0.99%
Class I	1,000.00	1,021.87	2.96	0.59%
Core Stock Fund
Class A	1,000.00	1,016.71	8.15	1.63%
Class I	1,000.00	1,020.23	4.61	0.92%
International Fund
Class A	1,000.00	1,014.68	10.19	2.04%
Class I	1,000.00	1,019.19	5.66	1.13%
International Index Fund
Class A	1,000.00	1,016.51	8.35	1.67%
Class I	1,000.00	1,020.03	4.81	0.96%
Value Index Fund
Class A	1,000.00	1,018.40	6.46	1.29%
Class I	1,000.00	1,022.36	2.46	0.49%
Growth Index Fund
Class A	1,000.00	1,019.29	5.56	1.11%
Class I	1,000.00	1,022.22	2.61	0.52%
Small Cap Index
Class A	1,000.00	1,016.31	8.55	1.71%
Class I	1,000.00	1,019.49	5.36	1.07%
Conservative Portfolio
Class A	1,000.00	1,021.47	3.36	0.67%
Balanced Portfolio
Class A	1,000.00	1,021.47	3.36	0.67%
Growth Allocation Portfolio
Class A	1,000.00	1,021.52	3.31	0.66%

* Expenses are equal to average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
** Annualized

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For more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports:
The Funds’ annual and semi-annual reports to shareholders contain additional information on each Fund’s investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

Statement Of Additional Information (SAI):
The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of reports and the SAI, or request other information and discuss your questions about the funds, by contacting the broker that sells the Funds, or by contacting the Funds at:

Praxis Mutual Funds
P.O. Box 5356
Cincinnati, Ohio 45201-5356
Telephone: 1-800-977-2947
Internet: http://www.praxismutualfunds.com(1)

You can review and get copies of the Funds’ reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

•
For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-1520 or calling (202) 551-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

•	Free from the Commission’s Web site at http://www.sec.gov.

(1) The Funds’ site is not a part of this prospectus.
Investment Company Act file no. 811-08056

JPMorgan Chase Bank N.A.
303 Broadway, Suite 900
Cincinnati, OH 45202

2101987

Item 2. Code of Ethics.
Not required in Semi-Annual Report.

Item 3. Audit Committee Financial Expert.
Not required in Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.
Not required in Semi-Annual Report.

Item 5. Audit Committee of Listed Companies.
Not applicable.

Item 6.  Schedule of Investments.

(a)	The Schedule of Investments is included in the Report to Shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.
Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.
Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Funds.
Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.
Not Applicable.

Item 11.  Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)      Not required in Semi-Annual Report.

(a) (2)      Certifications required by Item 12(a) of Form N-CSR are filed herewith.

(a) (3)      Not applicable

(b)           Certification required by Item 12(b) of Form N-CSR is furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Praxis Mutual Funds
(Registrant)

By: (Signature and Title)

/s/ Trent Statczar
Trent Statczar
Treasurer

Date:  September 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

 /s/ David Gautsche
David Gautsche
 President and Chief Executive Officer

Date:  September 7, 2011

By: (Signature and Title)

/s/ Trent Statczar
Trent Statczar
Treasurer and Chief Financial Officer

Date:  September 7, 2011